UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02354

Name of Fund: BlackRock Liquidity Funds

California Money Fund

Federal Trust Fund

FedFund

MuniCash

MuniFund

New York Money Fund

TempCash

TempFund

T-Fund

Treasury Trust Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Liquidity Funds,

55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2018

Date of reporting period: 04/30/2018

Item 1 – Report to Stockholders

APRIL 30, 2018

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Liquidity Funds

➢	Federal Trust Fund
➢	FedFund
➢	TempCash
➢	TempFund
➢	T-Fund
➢	Treasury Trust Fund
➢	MuniCash
➢	MuniFund
➢	California Money Fund
➢	New York Money Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended April 30, 2018, the strongest corporate profits in seven years drove the equity market higher, while rising interest rates constrained bond returns. While the market’s appetite for risk remained healthy, risk taking varied by asset class, as bond investors cautiously shifted to higher-quality securities, and stock investors continued to embrace risk by investing abroad.

The largest global economies experienced sustained, synchronized growth for the first time since the financial crisis, leading to strong equity performance worldwide. Emerging markets stocks posted the highest return, as accelerating growth in China, the second-largest economy in the world, improved the outlook for corporate profits in most developing nations.

Short-term U.S. Treasury interest rates rose the fastest, while longer-term rates slightly increased, leading to a substantial flattening of the yield curve. The annual return for the three-month Treasury bill surpassed 1.0%, but remained well below the annual headline inflation rate of 2.5%. In contrast, the ten-year U.S. Treasury — a bellwether of the bond market — posted a negative return, as rising inflation expectations drove yields higher. In credit markets, the investment-grade and high-yield bond markets posted modest returns in a relatively benign credit environment.

Even though it faced rising pressure to boost interest rates in 2017, the U.S. Federal Reserve (the “Fed”) increased short-term interest rates just three times during the reporting period. The Fed also announced plans to reduce its $4.4 trillion balance sheet by $420 billion in 2018, which began the process of gradually reversing its unprecedented stimulus measures after the financial crisis. The economy continued to gain momentum despite the Fed’s modest reduction of economic stimulus, as unemployment dipped below 4.0%, wages increased, and job openings reached a record high. Strong economic performance may justify a more rapid pace of rate hikes in 2018, as the headline inflation rate and investors’ expectations for inflation surpassed the Fed’s target of 2.0%.

By contrast, the European Central Bank (“ECB”) and the Bank of Japan (“BoJ”) continued to expand their balance sheets despite nascent signs of sustained economic growth. Rising global growth, as well as limited bond supply, pressured other central banks to follow in the Fed’s footsteps. In October 2017, the ECB pledged to cut its bond purchases in half for 2018, while the BoJ reiterated its commitment to economic stimulus, even though the size of its balance sheet almost matched the total output of the Japanese economy.

The Fed’s measured pace of stimulus reduction could lead to moderately higher inflation, steadily rising interest rates, and improving real growth in 2018. We continue to believe the primary risks to economic expansion are trade protectionism, rapidly rising interest rates, and geopolitical tension. In particular, we are closely monitoring trade protectionism and the rise of populism in Western nations.

In December 2017, Congress passed a sweeping tax reform bill. The U.S. tax overhaul is likely to accentuate the existing reflationary themes, including corporate spending on stock buybacks, mergers & acquisitions and capital investment, which could extend the economic cycle if inflation and interest rates rise at a relatively modest pace.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2018
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	3.82%	13.27%
U.S. small cap equities (Russell 2000® Index)	3.27	11.54
International equities (MSCI Europe, Australasia, Far East Index)	3.41	14.51
Emerging market equities (MSCI Emerging Markets Index)	4.80	21.71
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	0.68	1.17
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	(3.79)	(3.64)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.87)	(0.32)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(0.76)	1.44
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	(0.17)	3.27
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Money Market Overview For the Six-Month Period Ended April 30, 2018

Notable conditions for the six-month period ended April 30, 2018 included the continued steady removal of monetary accommodation by the Federal Open Market Committee (“FOMC”), the gradual reduction of the balance sheet by the Fed, a series of short-term spending agreements to keep the government open, and the passage of U.S. tax reform. All of these factors contributed to defensive positioning by money market fund managers in preparation of potential asset and/or market volatility.

Jerome Powell was nominated as Chairman of the FOMC in November to replace Janet Yellen, who stepped down upon Powell’s confirmation in February 2018. Heading into the end of the first quarter of 2018, the FOMC continued their path of removing monetary policy accommodation with a 0.25% rate increase at their March 21, 2018 FOMC meeting, bringing the Fed Funds target rate range between 1.50% and 1.75%.

Following the resolution of the debt ceiling limit in early February, the U.S. Treasury increased net bill supply by an estimated $330 billion over a six-week period ending March 29, 2018. The massive amount of supply, in combination with the base erosion and anti-abuse tax stemming from the repatriation of U.S. dollars held offshore, pressured short term credit spreads wider. These pressures persisted until early April.

Money market fund managers generally maintained a defensive posture leading up to the December 2017 FOMC meeting and in advance of seasonal redemptions that occur at year-end. At the same time, certain banks had a strong need for dollar funding. The mismatch of needs resulted in credit spreads widening heading into the end of the year, as reflected in the differential between three-month London Inter-Bank Offered Rate (“LIBOR”) and overnight index swaps. The trend continued up until the better-than-expected tax-receipts in April where a contraction and stabilization of the credit spreads occurred. This was evidenced by the three-month LIBOR and overnight index swaps spread contracting to 53 basis points, down from a high of 60 basis points earlier in the year.

In our opinion, at least two additional 0.25% interest rate increases are possible during the balance of 2018. The first is expected to occur in June, with a second in September and, if warranted, a third in December. While income tax receipts have produced a temporary respite from the heavy Treasury bill issuance experienced during the first quarter of 2018, a projected decline in revenues from the tax overhaul along with an increase in federal spending are expected to result in a slightly elevated net Treasury bill supply in subsequent months.

The short-term municipal market experienced some volatility as demand from traditional municipal money market fund buyers steadily increased over the six-month period ended April 30, 2018. Uncertainty over tax reform resulted in a record amount of new long-term bond issuance brought in December as questions surrounded the impact on municipal issuers. Secondary bid-wanted activity increased as investors replaced holdings with higher yielding issues. The large amount of year-end issuance, combined with investor year-end portfolio adjusting, created a spike in floater yields as sales of variable rate demand notes (“VRDNs”) were elevated. Positive seasonal coupon flow in January and February reversed the effects of excess supply of VRDNs, and yields dropped as a result. In addition to investors becoming more comfortable with the money fund reform provisions that became effective on October 14, 2016, increasing yields have made tax-exempt money funds an attractive investor option. The new rules for money funds, addressing floating net asset value, liquidity rules and fund classification type, seem to have settled in without much additional concern as is evident by the increasing demand of tax-exempt money fund investors.

The Federal Open Market Committee continued to follow its determined path of normalization of interest rates by continuing to lift the target range for the federal funds rate by ending the period at 1.50% — 1.75%. As a result on these increases, the SIFMA Index, which represents the average yield on seven-day VRDN securities, began the period at 0.92%, hit an 8-year high of 1.81% before declining slightly to end the period at 1.75%.

New VRDN issuance remained light throughout the period as issuers instead opted to bond out of debt issuance and take advantage of continuing relative low longer-term bond yields. The total outstanding supply of VRDNs stood at $147 billion as of April 30, 2018, and continues to be significantly higher than total tax-exempt money fund assets, at $131 billion. This difference of $16 billion of outstanding VRDNs continues to be held by non-traditional buyers such as bond funds, separately managed accounts and crossover taxable money funds. For this reason, dealers have continued to reset VRDN yields to levels higher than normal levels in order to continue to attract the crossover investor.

As further rate hikes in 2018 by the FOMC have become evident and the U.S. economy strengthens further, short-term rates continued to rise as yields on the Municipal Market Advisors AAA General Obligation One-Year Index, which began the period at 1.01%, steadily increased over the period before ending at 1.74%. VRDNs, as stated above also crept higher offering little incentive to extend as the yield pickup from very short VRDNs to one-year term paper was barely a basis point.

Looking ahead, the actions of the FOMC remain front and center as the policy-making group continues to assess current market conditions to determine when and whether to raise rates again in 2018. Most municipal money fund managers remain defensively positioned ahead of the June Fed meeting and continue to maintain very short average weighted maturities. Fund managers are expected to remain highly selective with respect to one-year municipal note purchases in the secondary market as there is currently very little yield pickup versus VRDNs.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Information  as of April 30, 2018

Federal Trust Fund

Federal Trust Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS
	7-Day SEC Yields	7-Day Yields
Institutional	1.56%	1.56%
Dollar	1.31	1.31
Cash Management	1.06	1.06
Cash Reserve	1.16	1.16
Administration	1.46	1.46

PORTFOLIO COMPOSITION
Asset Type	Percent of Net Assets
U.S. Government Sponsored Agency Obligations	53%
U.S. Treasury Obligations	46
Other Assets Less Liabilities	1

FedFund

FedFund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS
	7-Day SEC Yields	7-Day Yields
Institutional	1.59%	1.59%
Dollar	1.34	1.34
Cash Management	1.09	1.09
Cash Reserve	1.19	1.19
Administration	1.49	1.49
Select	0.76	0.76
Private Client	1.08	1.08
Capital	1.55	1.55

PORTFOLIO COMPOSITION
Asset Type	Percent of Net Assets
Repurchase Agreements	44%
U.S. Government Sponsored Agency Obligations	32
U.S. Treasury Obligations	24
Other Assets Less Liabilities	—	(a)

(a)	Representing less than 0.5% of the Fund’s net assets.

TempCash

TempCash’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS
	7-Day SEC Yields	7-Day Yields
Institutional	1.87%	1.87%
Dollar	1.62	1.62

PORTFOLIO COMPOSITION
Asset Type	Percent of Net Assets
Commercial Paper	42%
Certificates of Deposit	25
Time Deposits	23
Repurchase Agreements	8
U.S. Treasury Obligations	—	(a)
Other Assets Less Liabilities	2

(a)	Representing less than 0.5% of the Fund’s net assets.

TempFund

TempFund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS
	7-Day SEC Yields	7-Day Yields
Institutional	1.87%	1.87%
Dollar	1.62	1.62
Cash Management	1.37	1.37
Cash Reserve	1.47	1.47
Administration	1.77	1.77
Select	1.15	1.15
Private Client	1.37	1.37

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

PORTFOLIO COMPOSITION
Asset Type	Percent of Net Assets
Commercial Paper	38%
Certificates of Deposit	26
Time Deposits	19
Repurchase Agreements	13
U.S. Treasury Obligations	1
Other Assets Less Liabilities	3

FUND INFORMATION	5

Fund Information as of April 30, 2018 (continued)

T-Fund

T-Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS
	7-Day SEC Yields	7-Day Yields
Institutional	1.56%	1.56%
Dollar	1.31	1.31
Cash Management	1.06	1.06
Cash Reserve	1.16	1.16
Administration	1.46	1.46
Select	0.73	0.73
Capital	1.52	1.52

PORTFOLIO COMPOSITION
Asset Type	Percent of Net Assets
Repurchase Agreements	63%
U.S. Treasury Obligations	37
Other Assets Less Liabilities	—	(a)

(a)	Representing less than 0.5% of the Fund’s net assets.

Treasury Trust Fund

Treasury Trust Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS
	7-Day SEC Yields	7-Day Yields
Institutional	1.58%	1.58%
Dollar	1.33	1.33
Cash Management	1.08	1.08
Cash Reserve	1.18	1.18
Administration	1.48	1.48
Select	0.75	0.75

PORTFOLIO COMPOSITION
Asset Type	Percent of Net Assets
U.S. Treasury Obligations	101%
Liabilities in Excess of Other Assets	(1)

MuniCash

MuniCash’s (the “Fund”) investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS
	7-Day SEC Yields	7-Day Yields
Institutional	1.48%	1.48%
Dollar	1.23	1.23

PORTFOLIO COMPOSITION
Asset Type	Percent of Net Assets
Variable Rate Demand Notes	76%
Commercial Paper	18
Municipal Bonds	3
Closed-End Investment Companies	3
Other Assets Less Liabilities	—	(a)

(a)	Representing less than 0.5% of the Fund’s net assets.

MuniFund

MuniFund’s (the “Fund”) investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS
	7-Day SEC Yields	7-Day Yields
Institutional	1.51%	1.51%
Dollar	1.26	1.26
Cash Management	1.00	1.00
Administration	1.41	1.41
Select	0.71	0.71
Private Client	1.03	1.03

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

PORTFOLIO COMPOSITION
Asset Type	Percent of Net Assets
Variable Rate Demand Notes	72%
Commercial Paper	12
Municipal Bonds	10
Closed-End Investment Companies	6
Liabilities in Excess of Other Assets	—	(a)

(a)	Representing less than 0.5% of the Fund’s net assets.

6	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Information as of April 30, 2018 (continued)

California Money Fund

California Money Fund’s (the “Fund”) investment objective is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS
	7-Day SEC Yields	7-Day Yields
Institutional	1.48%	1.48%
Select	0.68	0.68
Private Client	1.00	1.00

PORTFOLIO COMPOSITION
Asset Type	Percent of Net Assets
Variable Rate Demand Notes	86%
Municipal Bonds	10
Closed-End Investment Companies	4
Other Assets Less Liabilities	—	(a)

(a)	Representing less than 0.5% of the Fund’s net assets.

New York Money Fund

New York Money Fund’s (the “Fund”) investment objective is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS
	7-Day SEC Yields	7-Day Yields
Institutional	1.55%	1.55%
Select	0.76	0.76
Private Client	1.07	1.07

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

PORTFOLIO COMPOSITION
Asset Type	Percent of Net Assets
Variable Rate Demand Notes	98%
Closed-End Investment Companies	2
Other Assets Less Liabilities	—	(a)

(a)	Representing less than 0.5% of the Fund’s net assets.

FUND INFORMATION	7

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including advisory fees, service and distribution fees, including 12b-1 fees, and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on November 1, 2017 and held through April 30, 2018, except for Capital, which are based on a hypothetical investment of $1,000 invested on November 10, 2017, the inception date of Capital and held through April 30, 2018) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical (a)
	Beginning Account Value (11/01/17)	Ending Account Value (04/30/18)	Expenses Paid During the Period (b)	Beginning Account Value (11/01/17)	Ending Account Value (04/30/18)	Expenses Paid During the Period (b)	Annualized Expense Ratio
Federal Trust Fund
Institutional	$1,000.00	$1,006.00	$0.85	$1,000.00	$1,023.95	$0.85	0.17%
Dollar	1,000.00	1,004.80	2.09	1,000.00	1,022.71	2.11	0.42
Cash Management	1,000.00	1,003.50	3.33	1,000.00	1,021.47	3.36	0.67
Cash Reserve	1,000.00	1,004.00	2.83	1,000.00	1,021.97	2.86	0.57
Administration	1,000.00	1,005.50	1.34	1,000.00	1,023.46	1.35	0.27

FedFund
Institutional	$1,000.00	$1,006.20	$0.85	$1,000.00	$1,023.95	$0.85	0.17%
Dollar	1,000.00	1,005.00	2.09	1,000.00	1,022.71	2.11	0.42
Cash Management	1,000.00	1,003.70	3.33	1,000.00	1,021.47	3.36	0.67
Cash Reserve	1,000.00	1,004.20	2.83	1,000.00	1,021.97	2.86	0.57
Administration	1,000.00	1,005.70	1.34	1,000.00	1,023.46	1.35	0.27
Select	1,000.00	1,002.10	4.96	1,000.00	1,019.84	5.01	1.00
Private Client	1,000.00	1,003.60	3.38	1,000.00	1,021.42	3.41	0.68
Capital	1,000.00	1,005.70	0.99	1,000.00	1,023.75	1.05	0.22

TempCash
Institutional	$1,000.00	$1,007.40	$0.90	$1,000.00	$1,023.90	$0.90	0.18%
Dollar	1,000.00	1,006.10	2.14	1,000.00	1,022.66	2.16	0.43

TempFund
Institutional	$1,000.00	$1,007.30	$0.90	$1,000.00	$1,023.90	$0.90	0.18%
Dollar	1,000.00	1,006.00	2.14	1,000.00	1,022.66	2.16	0.43
Cash Management	1,000.00	1,004.80	3.38	1,000.00	1,021.42	3.41	0.68
Cash Reserve	1,000.00	1,005.30	2.88	1,000.00	1,021.92	2.91	0.58
Administration	1,000.00	1,006.70	1.39	1,000.00	1,023.41	1.40	0.28
Select	1,000.00	1,002.90	4.97	1,000.00	1,019.84	5.01	1.00
Private Client	1,000.00	1,004.70	3.38	1,000.00	1,021.42	3.41	0.68

T-Fund
Institutional	$1,000.00	$1,006.20	$0.85	$1,000.00	$1,023.95	$0.85	0.17%
Dollar	1,000.00	1,004.90	2.09	1,000.00	1,022.71	2.11	0.42
Cash Management	1,000.00	1,003.70	3.33	1,000.00	1,021.47	3.36	0.67
Cash Reserve	1,000.00	1,004.20	2.83	1,000.00	1,021.97	2.86	0.57
Administration	1,000.00	1,005.70	1.34	1,000.00	1,023.46	1.35	0.27
Select	1,000.00	1,002.00	4.96	1,000.00	1,019.84	5.01	1.00
Capital	1,000.00	1,005.70	0.99	1,000.00	1,023.75	1.05	0.22

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)	For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown) except for Capital Shares, which is multiplied by 172/365 (to reflect the period since inception date of November 10, 2017).

8	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Expenses (continued)

Expense Examples (continued)

	Actual			Hypothetical (a)
	Beginning Account Value (11/01/17)	Ending Account Value (04/30/18)	Expenses Paid During the Period (b)	Beginning Account Value (11/01/17)	Ending Account Value (04/30/18)	Expenses Paid During the Period (b)	Annualized Expense Ratio
Treasury Trust Fund
Institutional	$1,000.00	$1,006.10	$0.85	$1,000.00	$1,023.95	$0.85	0.17%
Dollar	1,000.00	1,004.90	2.09	1,000.00	1,022.71	2.11	0.42
Cash Management	1,000.00	1,003.60	3.33	1,000.00	1,021.47	3.36	0.67
Cash Reserve	1,000.00	1,004.10	2.83	1,000.00	1,021.97	2.86	0.57
Administration	1,000.00	1,005.60	1.34	1,000.00	1,023.46	1.35	0.27
Select	1,000.00	1,002.00	4.96	1,000.00	1,019.84	5.01	1.00

MuniCash
Institutional	$1,000.00	$1,005.10	$0.99	$1,000.00	$1,023.80	$1.00	0.20%
Dollar	1,000.00	1,003.80	2.24	1,000.00	1,022.56	2.26	0.45

MuniFund
Institutional	$1,000.00	$1,005.30	$0.99	$1,000.00	$1,023.80	$1.00	0.20%
Dollar	1,000.00	1,004.00	2.24	1,000.00	1,022.56	2.26	0.45
Cash Management	1,000.00	1,002.80	3.48	1,000.00	1,021.32	3.51	0.70
Administration	1,000.00	1,004.80	1.49	1,000.00	1,023.31	1.51	0.30
Select	1,000.00	1,001.30	4.96	1,000.00	1,019.84	5.01	1.00
Private Client	1,000.00	1,002.90	3.38	1,000.00	1,021.42	3.41	0.68

California Money Fund
Institutional	$1,000.00	$1,005.00	$0.99	$1,000.00	$1,023.80	$1.00	0.20%
Select	1,000.00	1,001.10	4.86	1,000.00	1,019.93	4.91	1.00
Private Client	1,000.00	1,002.60	3.38	1,000.00	1,021.42	3.41	0.68

New York Money Fund
Institutional	$1,000.00	$1,005.20	$0.99	$1,000.00	$1,023.80	$1.00	0.20%
Select	1,000.00	1,001.30	4.91	1,000.00	1,019.89	4.96	1.00
Private Client	1,000.00	1,002.80	3.38	1,000.00	1,021.42	3.41	0.68

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)	For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown) except for Capital Shares, which is multiplied by 172/365 (to reflect the period since inception date of November 10, 2017).

DISCLOSURE OF EXPENSES	9

Schedule of Investments (unaudited) April 30, 2018	Federal Trust Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
U.S. Government Sponsored Agency Obligations — 53.0%
Federal Farm Credit Bank Discount Notes(a):
1.25%, 05/25/18	USD	30,930	$30,904,431
1.26%, 06/06/18		7,695	7,685,381
1.29%, 07/13/18		19,570	19,519,205
2.27%, 03/11/19		15,295	14,998,838
2.28%, 03/19/19		15,295	14,989,924
Federal Farm Credit Bank Variable Rate Notes(b):
(LIBOR USD 1 Month + 0.02%), 1.92%, 05/17/18		9,530	9,530,297
(LIBOR USD 1 Month + 0.11%), 2.00%, 09/06/18		27,300	27,299,711
(LIBOR USD 1 Month - 0.09%), 1.81%, 05/07/19		45,000	44,997,774
(US Treasury 3 Month Bill Money Market Yield + 0.09%), 1.92%, 03/26/20		2,935	2,934,834
Federal Home Loan Bank Discount Notes(a):
1.64%, 08/01/14		35,285	35,138,018
1.66%, 08/08/14		23,955	23,846,304
2.02%, 10/24/14		1,070	1,059,538
1.70%, 05/02/18		200,000	199,990,595
1.54%, 05/07/18		6,135	6,133,436
1.66%, 05/09/18		106,130	106,090,977
1.62%, 05/16/18		37,975	37,949,525
1.56%, 05/18/18		145,420	145,313,365
1.70%, 05/23/18		200,000	199,792,222
1.68%, 05/30/18		7,000	6,990,589
1.75%, 06/20/18		3,345	3,336,902
1.84%, 07/20/18		14,965	14,903,976
2.02%, 10/19/18		30,210	29,923,005
2.02%, 10/22/18		23,565	23,337,205
Federal Home Loan Bank Variable Rate Notes(b):
(LIBOR USD 1 Month - 0.14%), 1.75%, 05/18/18		23,860	23,860,000
(LIBOR USD 1 Month - 0.14%), 1.74%, 06/05/18		20,000	20,000,000
(LIBOR USD 3 Month - 0.16%), 1.89%, 06/08/18		15,500	15,500,000
(LIBOR USD 1 Month - 0.14%), 1.76%, 06/26/18		14,635	14,635,000
(LIBOR USD 1 Month - 0.14%), 1.74%, 07/05/18		33,195	33,195,000
(LIBOR USD 1 Month - 0.04%), 1.86%, 07/09/18		35,000	35,000,000
(LIBOR USD 1 Month - 0.15%), 1.75%, 07/27/18		20,250	20,250,000
(LIBOR USD 1 Month - 0.16%), 1.73%, 08/01/18		8,005	8,005,000
(LIBOR USD 1 Month - 0.15%), 1.75%, 08/15/18		11,720	11,720,000
(LIBOR USD 1 Month - 0.15%), 1.75%, 08/22/18		28,610	28,610,021
(LIBOR USD 1 Month - 0.12%), 1.77%, 10/03/18		26,000	26,000,000
(LIBOR USD 1 Month - 0.11%), 1.79%, 10/24/18		20,000	20,000,000
(LIBOR USD 1 Month - 0.13%), 1.77%, 11/15/18		35,000	35,000,000
(LIBOR USD 1 Month - 0.10%), 1.80%, 12/21/18		24,500	24,500,000
(LIBOR USD 1 Month - 0.08%), 1.82%, 12/21/18		17,780	17,778,068
(LIBOR USD 1 Month - 0.09%), 1.81%, 01/25/19		27,080	27,080,000
(LIBOR USD 1 Month - 0.07%), 1.83%, 02/11/19		7,095	7,096,963
(LIBOR USD 3 Month - 0.16%), 1.91%, 06/12/19		10,475	10,471,961

Security	Par (000)		Value
U.S. Government Sponsored Agency Obligations (continued)
(LIBOR USD 3 Month - 0.16%), 2.04%, 06/20/19	USD	23,805	$23,805,000
(LIBOR USD 3 Month - 0.16%), 2.13%, 06/27/19		8,520	8,518,967
(LIBOR USD 1 Month - 0.08%), 1.82%, 07/11/19		40,200	40,200,000
(LIBOR USD 1 Month - 0.08%), 1.82%, 08/22/19		11,870	11,868,404
(LIBOR USD 1 Month - 0.08%), 1.82%, 08/27/19		21,585	21,585,000
(LIBOR USD 1 Month - 0.04%), 1.86%, 04/17/20		18,590	18,590,000

Total U.S. Government Sponsored Agency Obligations — 53.0% (Cost: $1,509,935,436)			1,509,935,436

U.S. Treasury Obligations — 46.5%
U.S. Treasury Bills(a):
1.66%, 05/03/18		306,000	305,971,802
1.56%, 05/10/18		230,000	229,910,525
1.58%, 05/17/18		53,000	52,962,900
1.65%, 05/24/18		115,000	114,878,954
1.45%, 05/31/18		11,510	11,496,236
1.46%, 06/07/18		27,530	27,488,973
1.46%, 06/14/18		22,800	22,759,593
1.50%, 06/21/18		2,720	2,714,278
1.54%, 06/28/18		22,020	21,965,721
1.59%, 07/12/18		65,000	64,795,250
1.61%, 07/19/18		30,500	30,392,911
0.76%, 08/02/18		140,000	139,379,250
1.69%, 08/09/18		24,990	24,873,449
1.84%, 08/23/18		30,855	30,677,172
1.89%, 09/13/18		70,200	69,707,230
1.91%, 09/27/18		95,000	94,254,897
2.01%, 10/25/18		33,870	33,539,283
U.S. Treasury Notes:
1.38%, 11/30/18		4,540	4,530,235
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 1.98%, 01/31/19(b)		40,000	39,999,999

Total U.S. Treasury Obligations — 46.5% (Cost: $1,322,298,658)			1,322,298,658

Total Investments — 99.5% (Cost: $2,832,234,094)			2,832,234,094
Other Assets Less Liabilities — 0.5%			15,529,701

Net Assets — 100.0%			$2,847,763,795

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$2,832,234,094	$—	$2,832,234,094

(a)	See above Schedule of Investments for values in each security type.

During the six months ended April 30, 2018, there were no transfers between levels.

See notes to financial statements.

10	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) April 30, 2018	FedFund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
U.S. Government Sponsored Agency Obligations — 32.2%
Federal Farm Credit Bank Discount Notes(a):
2.02%, 12/04/18	USD	89,000	$87,932,420
2.17%, 02/08/19		98,540	96,890,030
Federal Farm Credit Bank Variable Rate Notes(b):
(LIBOR USD 1 Month + 0.11%), 2.00%, 09/06/18		303,385	303,381,787
(LIBOR USD 1 Month + 0.09%), 1.99%, 10/19/18		150,000	150,000,000
(LIBOR USD 1 Month + 0.06%), 1.95%, 12/12/18		245,000	244,992,146
(Federal Reserve Bank Prime Loan Rate US - 2.86%), 1.89%, 12/14/18		160,000	159,989,997
(Federal Reserve Bank Prime Loan Rate US - 2.90%), 1.85%, 12/27/18		50,000	49,996,589
(LIBOR USD 1 Month + 0.07%), 1.97%, 01/08/19		125,000	125,000,000
(LIBOR USD 1 Month - 0.07%), 1.83%, 01/09/19		150,000	149,981,069
(Federal Reserve Bank Prime Loan Rate US - 2.97%), 1.78%, 03/06/19		50,000	49,995,740
(US Treasury 3 Month Bill Money Market Yield + 0.15%), 1.99%, 03/13/19		85,000	84,977,819
(US Treasury 3 Month Bill Money Market Yield + 0.16%), 2.00%, 03/22/19		100,000	99,982,112
(LIBOR USD 1 Month - 0.09%), 1.81%, 05/07/19		101,000	100,995,004
(LIBOR USD 1 Month - 0.08%), 1.82%, 07/30/19		461,575	461,221,444
(US Treasury 3 Month Bill Money Market Yield + 0.09%), 1.92%, 03/26/20		95,915	95,909,565
Federal Home Loan Bank Bonds, 1.25%, 10/10/18		48,895	48,815,200
Federal Home Loan Bank Discount Notes(a):
1.79%, 07/18/14		192,500	191,755,089
1.92%, 09/19/14		338,400	335,875,113
1.98%, 10/02/14		536,400	531,891,111
2.02%, 10/24/14		38,595	38,217,627
1.48%, 05/01/18		274,010	274,010,000
1.71%, 05/02/18		330,336	330,320,367
1.54%, 05/07/18		188,305	188,256,982
1.73%, 05/09/18		411,905	411,746,682
1.68%, 05/11/18		431,165	430,964,135
1.65%, 05/17/18		114,400	114,316,615
1.41%, 05/18/18		192,000	191,873,067
1.68%, 05/25/18		250,000	249,721,667
1.67%, 05/30/18		218,337	218,043,846
1.72%, 06/13/18		395,000	394,193,212
1.80%, 06/15/18		1,156,000	1,153,414,895
1.75%, 06/20/18		73,000	72,823,487
1.75%, 07/05/18		100,000	99,684,931
1.84%, 07/20/18		504,840	502,781,375
1.93%, 08/03/18		90,288	89,835,356
1.74%, 08/10/18		272,000	270,680,581
1.89%, 08/20/18		142,000	141,176,873
1.90%, 08/22/18		108,000	107,362,680
1.94%, 08/29/18		195,480	194,228,928
2.02%, 10/22/18		96,010	95,081,903
Federal Home Loan Bank Variable Rate Notes(b):
(LIBOR USD 3 Month - 0.35%), 1.44%, 05/08/18		75,000	75,000,049
(LIBOR USD 3 Month - 0.35%), 1.45%, 05/09/18		150,000	150,000,000
(LIBOR USD 1 Month - 0.14%), 1.75% - 1.75%, 05/18/18		612,065	612,065,000
(LIBOR USD 1 Month - 0.14%), 1.76%, 05/22/18		420,000	420,000,000
(LIBOR USD 1 Month - 0.16%), 1.74%, 05/25/18		465,000	465,000,000
(LIBOR USD 1 Month - 0.14%), 1.74%, 06/05/18		288,100	288,100,000
(LIBOR USD 1 Month - 0.14%), 1.76%, 06/07/18		500,000	500,000,000
(LIBOR USD 3 Month - 0.16%), 1.89%, 06/08/18		422,500	422,500,000
(LIBOR USD 1 Month - 0.14%), 1.76%, 06/26/18		610,365	610,362,627
(LIBOR USD 1 Month - 0.04%), 1.86%, 07/09/18		175,000	175,000,000

Security	Par (000)		Value
U.S. Government Sponsored Agency Obligations (continued)
(LIBOR USD 1 Month - 0.16%), 1.74%, 07/27/18	USD	1,016,630	$1,016,630,000
(LIBOR USD 1 Month - 0.15%), 1.75%, 07/27/18		617,770	617,770,000
(LIBOR USD 1 Month - 0.16%), 1.73%, 08/01/18		234,985	234,985,000
(LIBOR USD 1 Month - 0.15%), 1.75%, 08/15/18		395,580	395,580,000
(LIBOR USD 1 Month - 0.15%), 1.75%, 08/22/18		762,075	762,075,562
(LIBOR USD 1 Month - 0.13%), 1.77%, 09/10/18		489,990	489,990,000
(LIBOR USD 1 Month - 0.12%), 1.77%, 10/01/18		250,000	250,000,000
(LIBOR USD 1 Month - 0.12%), 1.77%, 10/03/18		110,000	109,999,206
(LIBOR USD 1 Month - 0.13%), 1.76%, 10/15/18		862,705	862,705,000
(LIBOR USD 1 Month - 0.15%), 1.74%, 10/18/18		722,865	722,865,000
(LIBOR USD 1 Month - 0.11%), 1.79%, 10/19/18		250,000	250,000,000
(LIBOR USD 1 Month - 0.11%), 1.79%, 10/24/18		690,000	690,000,000
(LIBOR USD 1 Month - 0.14%), 1.76%, 10/26/18		371,250	371,250,000
(LIBOR USD 1 Month - 0.11%), 1.79%, 10/26/18		500,000	500,000,000
(LIBOR USD 1 Month - 0.10%), 1.79%, 11/02/18		202,500	202,500,000
(LIBOR USD 3 Month - 0.17%), 1.63%, 11/09/18		500,000	500,000,000
(LIBOR USD 1 Month - 0.08%), 1.82%, 11/13/18		210,000	209,975,642
(LIBOR USD 1 Month - 0.13%), 1.77%, 11/15/18		1,348,000	1,348,000,000
(LIBOR USD 1 Month - 0.07%), 1.83%, 12/19/18		589,000	589,000,000
(LIBOR USD 1 Month - 0.10%), 1.80%, 12/21/18		680,500	680,500,000
(LIBOR USD 1 Month - 0.09%), 1.81%, 01/14/19		175,000	175,000,158
(LIBOR USD 1 Month - 0.13%), 1.77%, 01/28/19		423,275	423,275,000
(LIBOR USD 1 Month - 0.07%), 1.83%, 02/11/19		191,250	191,302,905
(LIBOR USD 1 Month - 0.12%), 1.78%, 02/25/19		581,270	581,270,000
(LIBOR USD 1 Month - 0.12%), 1.78%, 02/27/19		500,000	500,000,000
(LIBOR USD 1 Month - 0.09%), 1.80%, 04/05/19		457,000	457,000,000
(LIBOR USD 3 Month - 0.16%), 1.91%, 06/12/19		296,920	296,833,854
(LIBOR USD 3 Month - 0.16%), 2.04%, 06/20/19		869,395	869,395,000
(LIBOR USD 3 Month - 0.16%), 2.13%, 06/27/19		198,980	198,955,874
(LIBOR USD 1 Month - 0.05%), 1.85%, 06/28/19		244,435	244,435,000
(LIBOR USD 1 Month - 0.08%), 1.82%, 07/11/19		1,185,425	1,185,425,000
(LIBOR USD 1 Month - 0.08%), 1.82%, 08/27/19		674,395	674,395,000
(LIBOR USD 1 Month - 0.06%), 1.84%, 09/11/19		221,800	221,800,000
(LIBOR USD 1 Month - 0.06%), 1.84%, 09/27/19		465,020	465,020,000
(LIBOR USD 3 Month - 0.14%), 2.04%, 12/19/19		386,860	386,860,000
(LIBOR USD 1 Month - 0.04%), 1.86%, 04/17/20		567,375	567,375,000
Federal National Mortgage Association:
0.88%, 05/21/18		100,000	99,980,260
1.00%, 02/26/19		80,429	79,660,325

Total U.S. Government Sponsored Agency Obligations — 32.2% (Cost: $31,078,153,906)			31,078,153,906

U.S. Treasury Obligations — 24.1%
U.S. Treasury Bills(a):
1.27%, 05/03/18		1,283,350	1,283,260,165
1.31%, 05/10/18		1,693,775	1,693,223,722
1.58%, 05/17/18		2,663,850	2,661,991,225
1.45%, 05/31/18		497,910	497,314,583
1.46%, 06/07/18		996,610	995,124,773
1.47%, 06/14/18		211,300	210,924,238
1.54%, 06/28/18		1,531,065	1,527,290,925
1.59%, 07/05/18		751,000	748,864,344
1.59%, 07/12/18		756,325	753,942,576
1.70%, 07/19/18		966,890	963,302,030
1.64%, 08/02/18		447,460	445,581,600
1.69%, 08/09/18		2,027,840	2,018,422,322
1.76%, 08/16/18		953,505	948,573,743
1.84%, 08/30/18		115,000	114,294,587
1.87%, 09/13/18		136,100	135,155,806
1.97%, 09/20/18		2,300,000	2,282,309,167
1.91%, 09/27/18		951,500	944,037,200
1.59%, 10/11/18		303,730	301,571,381
6.27%, 10/25/18		379,215	375,499,166
2.04%, 11/01/18		2,028,275	2,007,869,427

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) April 30, 2018	FedFund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes:
0.75%, 07/31/18	USD	773,985	$772,844,557
1.50%, 08/31/18		110,000	110,039,187
0.88%, 10/15/18		156,375	155,794,513
1.38%, 11/30/18		129,920	129,640,547
1.25% - 1.50%, 12/31/18		627,710	626,119,487
1.13% - 1.50%, 01/31/19		378,640	376,672,408
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 1.98%, 01/31/19(b)		200,000	200,009,437
Total U.S. Treasury Obligations — 24.1% (Cost: $23,279,673,116)			23,279,673,116

Total Repurchase Agreements — 43.6% (Cost: $42,036,522,892)			42,036,522,892

Total Investments — 99.9% (Cost: $96,394,349,914)			96,394,349,914
Other Assets Less Liabilities — 0.1%			104,460,837

Net Assets — 100.0%			$96,498,810,751

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Bank of Montreal	1.71%		04/30/18	05/01/18	$213,900	$213,900	$213,910,160	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 2.13% to 5.50%, due 08/15/18 to 01/01/48	$318,775,106	$219,289,826
Barclays Capital, Inc.	1.68		04/25/18	05/02/18	500,000	500,000	500,163,333	U.S. Government Sponsored Agency Obligations, 3.50% to 4.00%, due 05/01/47 to 12/01/47	532,391,118	515,000,001
	1.70		04/26/18	05/03/18	500,000	500,000	500,165,278	U.S. Government Sponsored Agency Obligations, 3.50% to 4.00%, due 06/01/31 to 01/01/48	516,608,946	515,000,001
	1.71		04/30/18	05/01/18	50,000	50,000	50,002,375	U.S. Treasury Obligations, 0.00%, due 05/15/18 to 05/15/46	79,532,339	51,000,000

Total Barclays Capital, Inc.						$1,050,000				$1,081,000,002

BNP Paribas SA	1.71		04/30/18	05/01/18	204,000	204,000	204,009,690	U.S. Treasury Obligations, 0.00% to 2.38%, due 06/30/21 to 05/15/34	241,307,468	208,080,000
	1.71	(a)	04/09/18	05/14/18	1,000,000	1,000,000	1,001,662,500	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 7.00%, due 02/15/19 to 11/25/57	3,276,132,754	1,033,665,219
	1.72	(a)	04/06/18	05/14/18	1,000,000	1,000,000	1,001,815,556	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 7.50%, due 08/01/18 to 11/25/57	1,810,927,640	1,027,441,855

12	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2018	FedFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	1.72	%(a)	04/24/18	05/14/18	$1,675,250	$1,675,250	$1,676,850,794	U.S. Treasury Obligations, 0.00% to 4.00%, due 05/24/18 to 11/15/45	$1,734,961,001	$1,708,755,000
	1.72	(a)	04/26/18	05/14/18	600,000	600,000	600,516,000	U.S. Treasury Obligations, 0.00% to 8.50%, due 07/15/18 to 11/15/44	532,808,500	612,000,000
	1.73		04/30/18	05/01/18	1,000,000	1,000,000	1,000,048,056	U.S. Treasury Obligation, 2.25%, due 11/15/25	1,058,365,700	1,019,999,943
	1.73		02/17/15	05/01/18	1,000,000	1,000,000	1,056,176,944	U.S. Treasury Obligation, 2.00%, due 02/15/25	1,076,517,200	1,020,000,047
	1.73		04/30/18	05/01/18	259,900	259,900	259,912,490	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.10% to 6.50%, due 07/15/19 to 01/01/48	469,206,992	267,052,405
	1.73		04/30/18	05/01/18	1,000,000	1,000,000	1,000,048,056	U.S. Treasury Obligation, 1.63%, due 05/15/26	1,117,808,300	1,020,000,074
	1.73	(a)	04/24/18	05/14/18	250,000	250,000	250,240,278	U.S. Government Sponsored Agency Obligations, 0.82% to 7.00%, due 08/01/19 to 11/25/57	598,257,373	257,266,648
	1.75	(a)	04/19/18	05/14/18	400,000	400,000	400,486,111	U.S. Treasury Obligations, 0.00% to 8.50%, due 05/31/18 to 02/15/47	402,525,492	408,000,000
	1.75	(a)	04/18/18	05/14/18	500,000	500,000	500,631,944	U.S. Treasury Obligations, 0.00% to 8.50%, due 06/15/18 to 02/15/47	482,289,900	510,000,013
	1.76	(a)	04/30/18	05/08/18	600,000	600,000	600,234,667	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 7.50%, due 05/31/18 to 11/25/57	8,447,433,616	623,984,807
	2.06	(a)	04/30/18	06/05/18	100,000	100,000	100,205,932	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 5.50%, due 11/15/18 to 12/01/47	1,148,324,571	103,400,898

Total BNP Paribas SA						$9,589,150				$9,819,646,909

Citibank NA	1.71		04/30/18	05/01/18	150,000	150,000	150,007,125	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 8.00%, due 05/10/18 to 05/15/47	156,908,624	153,000,048
Citigroup Global Markets, Inc.	1.67		04/24/18	05/01/18	126,000	126,000	126,040,915	U.S. Treasury Obligation, 1.63%, due 03/31/19	129,114,600	128,520,023
	1.73		04/30/18	05/01/18	7,000	7,000	7,000,336	U.S. Treasury Obligation, 2.00% to 4.12%, due 02/15/22 to 07/20/67	7,298,857	7,140,000
	1.77	(a)	04/30/18	05/01/18	500,000	500,000	500,024,583	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 62.44%, due 09/13/18 to 02/20/67	14,381,579,246	543,992,326

Total Citigroup Global Markets, Inc.						$633,000				$679,652,349

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) April 30, 2018	FedFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Credit Agricole Corporate and Investment Bank SA	1.70%		04/26/18	05/03/18	$50,000	$50,000	$50,016,528	U.S. Treasury Obligation, 2.00%, due 11/30/22	$52,309,000	$51,000,056
	1.71	(b)	04/30/18	05/01/18	815,000	815,000	815,038,713	U.S. Treasury Obligations, 0.38% to 5.38%, due 05/31/20 to 08/15/45	805,255,241	831,299,996
	1.72		04/30/18	05/01/18	15,000	15,000	15,000,717	U.S. Treasury Obligation, 2.25%, due 11/15/24	15,752,900	15,300,094

Total Credit Agricole Corporate and Investment Bank SA						$880,000				$897,600,146

Credit Suisse AG	1.71		04/30/18	05/01/18	1,500,000	1,500,000	1,500,071,250	U.S. Treasury Obligations, 0.00% to 3.00%, due 08/30/18 to 05/15/47	1,568,444,000	1,530,002,442
	1.98	(a)	04/30/18	06/05/18	1,000,000	1,000,000	1,001,979,320	U.S. Government Sponsored Agency Obligations, 0.00% to 37.18%, due 02/01/23 to 12/25/57	15,264,555,586	1,105,998,946

Total Credit Suisse AG						$2,500,000				$2,636,001,388

Deutsche Bank Securities, Inc.	1.70		04/30/18	05/01/18	565,010	565,010	565,036,681	U.S. Treasury Obligations, 0.00%, due 05/15/18 to 02/15/48	1,031,266,442	576,310,200
Federal Reserve Bank of New York	1.50		04/30/18	05/01/18	850,000	850,000	850,035,417	U.S. Treasury Obligation, 2.13%, due 07/31/24	884,095,700	850,035,425
Goldman Sachs & Co. LLC	1.67		04/25/18	05/02/18	500,000	500,000	500,162,361	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.0% to 6.00%, due 03/28/19 to 02/15/53	632,007,454	510,000,000
	1.71		04/30/18	05/01/18	5,000	5,000	5,000,238	U.S. Government Sponsored Agency Obligation and U.S. Treasury Obligations, 0.00% to 3.50%, due 01/15/20 to 02/15/48	4,721,052	5,100,000
	1.71		04/30/18	05/01/18	254,000	254,000	254,012,065	U.S. Government Sponsored Agency Obligations, 2.50% to 5.50%, due 01/15/39 to 06/01/63	358,448,972	259,080,000
	1.97	(a)	04/30/18	06/05/18	1,114,500	1,114,500	1,116,695,564	U.S. Government Sponsored Agency Obligations, 2.50% to 6.50%, due 11/20/19 to 01/15/53	2,032,825,221	1,136,790,000

Total Goldman Sachs & Co. LLC						$1,873,500				$1,910,970,000

HSBC Securities USA, Inc.	1.68		04/25/18	05/02/18	446,000	446,000	446,145,693	U.S. Treasury Obligation, 3.00%, due 05/15/47	459,735,000	454,924,793
	1.69		04/26/18	05/03/18	916,500	916,500	916,801,172	U.S. Treasury Obligations, 2.00% to 3.00%, due 11/15/26 to 11/15/44	986,299,700	934,831,812
	1.71	(c)	04/30/18	05/01/18	335,000	335,000	335,015,912	U.S. Treasury Obligations, 2.88% to 3.00%, due 04/30/25 to 05/15/47	344,330,200	341,701,389
	1.72		04/30/18	05/01/18	10,000	10,000	10,000,478	U.S. Government Sponsored Agency Obligations, 3.50% to 5.00%, due 03/01/41 to 11/01/42	22,735,215	10,301,899
	1.72	(c)	04/30/18	05/01/18	380,000	380,000	380,018,156	U.S. Government Sponsored Agency Obligations, 2.50% to 8.00%, due 04/01/22 to 11/01/47	710,249,118	391,403,120

Total HSBC Securities USA, Inc.						$2,087,500				$2,133,163,013

14	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2018	FedFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
JP Morgan Securities LLC	1.71%		04/30/18	05/01/18	$109,000	$109,000	$109,005,177	U.S. Treasury Obligations, 0.00%, due 11/15/18 to 08/15/40	$164,864,227	$111,181,893
	1.73		04/30/18	05/01/18	2,000,000	2,000,000	2,000,096,111	U.S. Government Sponsored Agency Obligations, 2.00% to 6.50%, due 10/01/18 to 05/01/48	2,859,264,789	2,060,008,372
	1.73		04/30/18	05/01/18	200,000	200,000	200,009,611	U.S. Government Sponsored Agency Obligations, 3.00% to 6.00%, due 08/01/20 to 04/01/48	402,044,845	206,000,996
	1.73		04/30/18	05/01/18	500,000	500,000	500,024,028	U.S. Government Sponsored Agency Obligation, 3.50%, due 01/01/48	524,985,000	515,002,435
	1.80	(c)	04/30/18	05/01/18	350,000	350,000	350,017,500	U.S. Government Sponsored Agency Obligations, 0.54% to 8.81%, due 06/25/20 to 03/20/48	11,097,976,383	388,500,048
	1.90	(a)	04/30/18	05/08/18	885,000	885,000	885,373,816	U.S. Government Sponsored Agency Obligations, 1.50% to 11.34%, due 07/25/26 to 07/25/57	8,421,011,580	962,350,562
	1.91	(a)	04/30/18	05/08/18	1,000,000	1,000,000	1,000,424,294	U.S. Government Sponsored Agency Obligations, 0.12% to 24.63%, due 05/15/25 to 05/16/55	12,255,735,292	1,101,750,407

Total JP Morgan Securities LLC						$5,044,000				$5,344,794,713

Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.72		04/30/18	05/01/18	96,000	96,000	96,004,587	U.S. Treasury Obligation, 2.75%, due 04/30/23	98,153,700	97,920,094
	1.72		04/30/18	05/01/18	3,000	3,000	3,000,143	U.S. Treasury Obligation, 2.50%, due 02/15/45	3,430,700	3,060,015
	1.74		04/30/18	05/01/18	152,000	152,000	152,007,347	U.S. Government Sponsored Agency Obligations, 2.20% to 3.50%, due 09/15/45 to 05/15/48	164,441,441	159,600,001
	1.78		04/25/18	05/02/18	215,250	215,250	215,324,500	U.S. Government Sponsored Agency Obligations, 3.28% to 4.00%, due 06/01/46 to 11/01/47	228,982,344	221,707,501

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$466,250				$482,287,611

Mizuho Securities USA LLC	1.72	(a)	04/20/18	05/14/18	609,000	609,000	609,698,320	U.S. Treasury Obligations, 0.00% to 8.13%, due 06/07/18 to 08/15/43	566,647,200	621,180,538
	1.74		04/30/18	05/01/18	798,490	798,490	798,528,790	U.S. Treasury Obligation, 2.38%, due 05/15/27	844,000,000	814,460,000
	1.74		04/30/18	05/01/18	54,000	54,000	54,002,610	U.S. Government Sponsored Agency Obligations, 4.50% to 5.50%, due 01/20/48 to 05/01/48	51,513,529	55,130,880
	1.74		04/30/18	05/01/18	9,902	9,902	9,902,439	U.S. Treasury Obligation, 2.75%, due 02/15/19	10,000,000	10,100,000
	1.74		04/30/18	05/01/18	195,588	195,588	195,597,689	U.S. Treasury Obligation, 2.75%, due 04/30/23	200,000,000	199,500,000
	2.03	(a)	04/30/18	06/05/18	750,000	750,000	751,523,070	U.S. Government Sponsored Agency Obligations, 1.38% to 18.81%, due 02/01/27 to 10/25/57	8,702,525,448	785,233,410

Total Mizuho Securities USA LLC						$2,416,980				$2,485,604,828

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) April 30, 2018	FedFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
MUFG Securities Americas, Inc.	1.70%		04/30/18	05/01/18	$75,000	$75,000	$75,003,542	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 3.88%, due 04/30/19 to 08/15/46	$137,096,420	$76,522,601
	1.71		04/30/18	05/01/18	1,129,000	1,129,000	1,129,053,628	U.S. Government Sponsored Agency Obligations, 1.42% to 8.00%, due 01/01/19 to 02/20/68	4,255,783,561	1,164,266,475

Total MUFG Securities Americas, Inc.						$1,204,000				$1,240,789,076

National Australia Bank Ltd.	1.73		04/30/18	05/01/18	242,950	242,950	242,961,675	U.S. Treasury Obligation, 2.25%, due 07/31/21	250,000,000	247,810,000
	1.73		04/30/18	05/01/18	258,250	258,250	258,262,410	U.S. Treasury Obligation, 0.13%, due 04/15/20	250,000,000	263,415,000

Total National Australia Bank Ltd.						$501,200				$511,225,000

Natixis SA	1.71	(c)	04/30/18	05/01/18	190,000	190,000	190,009,025	U.S. Treasury Obligations, 0.00% to 8.75%, due 08/31/18 to 02/15/46	194,789,900	193,800,009
	1.72	(c)	04/30/18	05/01/18	650,000	650,000	650,031,056	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 8.75%, due 08/31/18 to 09/01/47	1,216,437,172	666,400,248
	1.90	(a)	04/30/18	05/08/18	1,000,000	1,000,000	1,000,422,391	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 27.98%, due 05/24/18 to 12/20/67	14,722,589,199	1,052,436,180

Total Natixis SA						$1,840,000				$1,912,636,437

Nomura Securities International, Inc.	1.72		04/30/18	05/01/18	500,000	500,000	500,023,889	U.S. Treasury Obligations, 0.00% to 5.25%, due 08/30/18 to 11/15/46	495,955,000	510,000,000
	1.74		04/30/18	05/01/18	1,600,000	1,600,000	1,600,077,333	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 6.50%, due 06/30/18 to 04/20/68	1,875,515,848	1,637,920,042

Total Nomura Securities International, Inc.						$2,100,000				$2,147,920,042

Prudential Insurance Co. of America	1.75		04/30/18	05/01/18	298,376	298,376	298,390,754	U.S. Treasury Obligation, 2.88%, due 08/15/45	317,000,000	304,342,190
	1.75		04/30/18	05/01/18	46,625	46,625	46,627,266	U.S. Treasury Obligation, 2.75%, due 11/15/42	50,000,000	47,557,500
	1.75		04/30/18	05/01/18	111,531	111,532	111,536,672	U.S. Treasury Obligation, 0.00%, due 05/15/39	215,000,000	113,762,950

Total Prudential Insurance Co. of America						$456,533				$465,662,640

RBC Capital Markets LLC	1.72		04/30/18	05/01/18	37,000	37,000	37,001,768	U.S. Government Sponsored Agency Obligations, 0.00% to 4.20%, due 05/25/18 to 03/25/58	106,951,021	38,809,309
	2.03	(a)	04/30/18	06/05/18	825,000	825,000	826,675,377	U.S. Government Sponsored Agency Obligations, 0.00% to 9.26%, due 07/25/19 to 01/15/55	13,809,922,198	866,250,000

Total RBC Capital Markets LLC						$862,000				$905,059,309

16	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2018	FedFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Societe Generale SA	1.74	%(a)	04/30/18	05/08/18	$1,136,000	$1,136,000	$1,136,439,253	U.S. Treasury Obligations, 0.00% to 9.00%, due 05/03/18 to 02/15/41	$1,160,744,457	$1,158,720,002
	1.74	(a)	04/30/18	05/08/18	284,000	284,000	284,109,813	U.S. Treasury Obligations, 0.00% to 3.63%, due 06/21/18 to 02/15/47	287,269,900	289,680,039
	1.74		04/30/18	05/01/18	1,000,000	1,000,000	1,000,048,333	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 6.5%, due 05/03/18 to 03/20/68	2,701,644,873	1,021,857,087

Total Societe Generale SA						$2,420,000				$2,470,257,128

TD Securities USA LLC	1.72		04/30/18	05/01/18	10,000	10,000	10,000,478	U.S. Treasury Obligation, 1.13%, due 02/28/19	10,275,600	10,200,031
	1.74		04/30/18	05/01/18	322,000	322,000	322,015,563	U.S. Government Sponsored Agency Obligations, 3.00% to 4.50%, due 03/20/41 to 07/01/47	475,672,044	331,438,420

Total TD Securities USA LLC						$332,000				$341,638,451

Wells Fargo Securities LLC	1.69		04/25/18	05/02/18	671,500	671,500	671,720,662	U.S. Government Sponsored Agency Obligations, 3.50% to 4.50%, due 03/01/28 to 02/01/48	684,842,078	691,645,001
	1.70		04/26/18	05/03/18	553,000	553,000	553,182,797	U.S. Government Sponsored Agency Obligations, 4.00%, due 10/01/47 to 04/01/48	558,286,283	569,590,001
	1.72	(b)	04/30/18	05/01/18	125,000	125,000	125,005,972	U.S. Treasury Obligations, 0.00% to 8.13%, due 05/10/18 to 11/15/46	128,361,622	127,500,005
	1.72		04/30/18	05/01/18	2,000	2,000	2,000,096	U.S. Treasury Obligations, 0.38% to 2.00%, due 07/15/23 to 01/15/28	2,046,400	2,040,006
	1.74	(c)	04/30/18	05/01/18	450,000	450,000	450,021,750	U.S. Government Sponsored Agency Obligations, 4.00%, due 04/01/48	453,001,145	463,500,000
	1.74		04/30/18	05/01/18	2,200,000	2,200,000	2,200,106,333	U.S. Government Sponsored Agency Obligations, 4.00%, due 11/01/47 to 05/01/48	2,217,336,264	2,266,000,000

Total Wells Fargo Securities LLC						$4,001,500				$4,120,275,013

Total						$42,036,523				$43,384,819,554

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	Traded in a joint account.
(c)	Variable rate security. Rate shown is the rate in effect as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$96,394,349,914	$—	$96,394,349,914

(a)	See above Schedule of Investments for values in each security type.

During the six months ended April 30, 2018, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (unaudited) April 30, 2018	TempCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Certificates of Deposit — 24.9%

Domestic — 3.1%
Bank of America NA, (LIBOR USD 3 Month + 0.08%), 2.40%, 10/12/18(a)	USD	15,000	$14,999,738
Mizuho Bank Ltd., (LIBOR USD 1 Month + 0.30%), 2.20%, 08/28/18(a)		10,000	9,999,246
Svenska Handelsbanken AB, (LIBOR USD 1 Month + 0.18%), 2.08%, 10/26/18(a)		5,000	4,997,471
Wells Fargo Bank NA:
1.60%, 07/27/18		6,000	5,989,717
(LIBOR USD 1 Month + 0.22%), 2.12%, 08/09/18 - 11/15/18(a)		20,000	19,994,544
(LIBOR USD 1 Month + 0.25%), 2.14%, 11/19/18(a)		5,000	4,998,124
(LIBOR USD 3 Month + 0.21%), 2.57%, 04/23/19(a)		17,000	16,998,328

			77,977,168
Euro — 1.1%
Credit Industriel et Commercial:
1.60%, 05/18/18		5,000	4,999,361
2.40%, 07/24/18		10,000	10,000,126
KBC Bank NV, 1.92%, 05/14/18		13,000	12,999,858

			27,999,345
Yankee — 20.7%(b)
Bank of Montreal, Chicago: (LIBOR USD 1 Month + 0.19%),
2.07%, 05/04/18(a)		4,000	4,000,145
2.10%, 06/01/18		15,000	15,002,985
2.20%, 06/18/18		9,000	9,002,987
Bank of Nova Scotia (The), Houston, 2.28%, 06/22/18		4,400	4,402,117
Barclays Bank plc, New York, 2.43%, 08/01/18		30,000	30,001,107
BNP Paribas SA, New York(a):
(LIBOR USD 1 Month + 0.18%), 2.07%, 05/02/18		10,000	10,000,186
(LIBOR USD 1 Month + 0.20%), 2.10%, 07/16/18		10,000	10,001,522
(LIBOR USD 3 Month + 0.25%), 2.54%, 12/28/18		10,000	10,007,759
Canadian Imperial Bank of Commerce, New York, (LIBOR USD 1 Month + 0.19%), 2.09%, 08/31/18(a)		15,000	14,993,879
Cooperatieve Rabobank UA, New York, (LIBOR USD 1 Month + 0.18%), 2.08%, 11/13/18(a)		10,000	9,992,474
Credit Industriel et Commercial, New York(a):
(LIBOR USD 1 Month + 0.16%), 2.05%, 06/01/18		20,000	20,003,802
(LIBOR USD 1 Month + 0.19%), 2.09%, 07/11/18		10,000	10,001,638
Dexia Credit Local SA, New York, (LIBOR USD 1 Month + 0.30%), 2.20%, 01/18/19(a)		20,000	20,000,000
DNB Bank ASA, New York:
2.24%, 07/23/18		10,000	10,001,637
(LIBOR USD 1 Month + 0.16%), 2.05%, 08/06/18(a)		20,000	19,997,125
Landesbank Hessen-Thueringen Girozentrale, New York, 1.75%, 05/02/18		17,000	16,999,982
Mitsubishi UFJ Trust & Banking Corp., New York, (LIBOR USD 1 Month + 0.22%), 2.12%, 05/24/18(a)		10,000	10,001,980
Mizuho Bank Ltd., New York:
2.05%, 05/29/18		10,000	10,001,512
(LIBOR USD 1 Month + 0.23%), 2.12%, 06/18/18(a)		7,400	7,400,596
(LIBOR USD 1 Month + 0.44%), 2.34%, 10/10/18(a)		22,000	22,010,336
Natixis SA, New York, 2.15%, 07/31/18		20,000	19,992,045
Norinchukin Bank (The), New York(a):
(LIBOR USD 1 Month + 0.20%), 2.10%, 05/31/18		15,000	15,003,149
(LIBOR USD 1 Month + 0.19%), 2.07%, 06/05/18		15,000	15,003,392
(LIBOR USD 1 Month + 0.20%), 2.09%, 08/01/18		20,000	20,000,425
Oversea-Chinese Banking Corp. Ltd., New York, (LIBOR USD 1 Month + 0.22%), 2.11%, 07/18/18(a)		2,000	2,000,085
Royal Bank of Canada, New York, (LIBOR USD 1 Month + 0.21%), 2.11%, 08/09/18(a)		3,850	3,849,837

Security		Par (000)	Value
Yankee (continued)
Skandinaviska Enskilda Banken AB, New York, (LIBOR USD 1 Month + 0.32%), 2.22%, 11/21/18(a)	USD	13,000	$13,000,814
Sumitomo Mitsui Trust Bank Ltd., New York:
1.95%, 05/14/18		15,000	15,000,767
(LIBOR USD 1 Month + 0.16%), 2.06%, 05/23/18(a)		20,000	20,001,921
2.04%, 06/04/18		20,000	20,002,536
(LIBOR USD 3 Month + 0.12%), 2.44%, 10/05/18(a)		10,000	10,001,655
Svenska Handelsbanken AB, New York:
(LIBOR USD 1 Month + 0.11%), 2.00%, 05/18/18(a)		12,000	12,001,265
(LIBOR USD 1 Month + 0.14%), 2.03%, 07/02/18(a)		5,000	5,000,606
1.55%, 07/13/18		7,000	6,992,021
(LIBOR USD 1 Month + 0.16%), 2.04%, 09/04/18(a)		15,000	14,993,490
Swedbank AB, New York, (LIBOR USD 1 Month + 0.35%), 2.25%, 10/09/18(a)		10,000	10,001,269
Toronto-Dominion Bank (The), New York(a):
(LIBOR USD 1 Month + 0.20%), 2.10%, 08/17/18		6,000	5,998,949
(LIBOR USD 1 Month + 0.19%), 2.08%, 09/04/18		20,000	19,992,033
(LIBOR USD 1 Month + 0.40%), 2.30%, 04/23/19		24,000	23,995,412
UBS AG, Stamford, (LIBOR USD 1 Month + 0.27%), 2.16%, 06/01/18(a)		5,000	5,001,438

			521,656,878

Total Certificates of Deposit — 24.9% (Cost: $627,650,192)			627,633,391

Commercial Paper — 41.8%
Bank Nederlandse Gemeenten NV, 1.74%, 05/07/18(c)		31,000	30,989,391
Bank of Nova Scotia (The)(c):
2.12%, 05/31/18		1,000	998,411
2.19%, 06/14/18		6,000	5,985,675
Banque et Caisse d’Epargne de l’Etat, 2.55%, 01/02/19(c)		6,000	5,893,214
Barclays Bank plc, 1.75%, 05/01/18(c)		50,000	49,997,996
Bennington Stark Capital Co. LLC(c)(d):
1.80%, 05/02/18		11,000	10,998,937
2.38%, 07/02/18		30,000	29,885,865
BPCE SA, 2.45%, 08/01/18(c)		45,000	44,731,579
Canadian Imperial Bank of Commerce, (LIBOR USD 1 Month + 0.38%), 2.28%, 10/12/18(a)		20,000	20,001,188
CDP Financial, Inc.(c)(d):
2.29%, 07/19/18		40,000	39,808,622
2.29%, 07/20/18		6,750	6,717,195
Commonwealth Bank of Australia(a):
(LIBOR USD 1 Month + 0.19%), 2.09%, 09/10/18		10,750	10,745,424
(LIBOR USD 1 Month + 0.19%), 2.09%, 09/28/18		15,000	14,992,347
(LIBOR USD 1 Month + 0.20%), 2.10%, 10/10/18		15,000	14,992,568
CPPIB Capital, Inc., 1.80%, 05/07/18(c)		17,000	16,994,215
DBS Bank Ltd.:
(LIBOR USD 1 Month + 0.12%), 2.02%, 05/17/18(a)		10,000	10,001,048
2.11%, 06/01/18(c)		15,000	14,973,426
2.31%, 07/03/18(c)		25,000	24,905,911
Erste Abwicklungstl Corp., (LIBOR USD 1 Month + 0.15%), 2.05%, 07/30/18(a)(d)		6,000	5,999,421
Federation des caisses Desjardins du Quebec (The)(c):
1.74%, 05/02/18		34,000	33,996,734
1.73%, 05/07/18		51,000	50,982,547
1.72%, 06/01/18		10,000	9,983,191
1.62%, 07/18/18		28,100	27,965,881
Gotham Funding Corp.(c):
2.25%, 06/12/18		19,400	19,354,003
2.33%, 07/06/18		20,000	19,920,531
HSBC Bank plc, (LIBOR USD 3 Month + 0.21%), 2.57%, 04/17/19(a)		14,000	13,998,637

18	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2018	TempCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Commercial Paper (continued)
ING US Funding LLC:
(LIBOR USD 1 Month + 0.13%), 2.02%, 05/01/18(a)	USD	10,000	$10,000,080
(LIBOR USD 1 Month + 0.16%), 2.05%, 06/18/18(a)		7,000	7,001,353
(LIBOR USD 1 Month + 0.19%), 2.07%, 07/05/18(a)		10,000	9,999,070
(LIBOR USD 1 Month + 0.19%), 2.09%, 07/13/18(a)		5,000	5,000,743
(LIBOR USD 1 Month + 0.20%), 2.10%, 08/07/18(a)		14,000	13,999,353
(LIBOR USD 3 Month + 0.16%), 2.52%, 01/07/19(a)		30,000	29,997,938
2.57%, 01/11/19(c)		11,000	10,797,326
Liberty Street Funding LLC, 2.07%, 06/01/18(c)		5,700	5,690,125
Matchpoint Finance plc(c):
1.72%, 05/01/18		17,000	16,999,160
2.13%, 06/01/18		25,000	24,954,911
Mitsubishi UFJ Trust & Banking Corp., 2.34%, 07/12/18(c)		10,000	9,956,727
National Australia Bank Ltd.(a):
(LIBOR USD 1 Month + 0.11%), 2.00%, 05/01/18		10,000	10,000,075
(LIBOR USD 1 Month + 0.18%), 2.08%, 09/13/18		18,000	17,995,453
Nieuw Amsterdam Receivables Corp.(c):
2.38%, 07/05/18		30,000	29,882,520
2.05%, 08/02/18		15,000	14,908,585
Old Line Funding LLC:
(LIBOR USD 1 Month + 0.23%), 2.12%, 06/21/18(a)(d)		4,000	4,001,133
2.48%, 10/25/18(c)		13,000	12,838,791
Oversea-Chinese Banking Corp. Ltd.(a):
(LIBOR USD 1 Month + 0.14%), 2.04%, 05/08/18		19,400	19,401,186
(LIBOR USD 1 Month + 0.20%), 2.10%, 05/10/18		3,000	3,000,275
(LIBOR USD 1 Month + 0.19%), 2.09%, 06/08/18		2,000	2,000,115
(LIBOR USD 1 Month + 0.22%), 2.12%, 07/13/18		3,000	3,000,077
(LIBOR USD 1 Month + 0.21%), 2.10%, 09/06/18		12,000	12,000,899
(LIBOR USD 3 Month + 0.17%), 2.53%, 04/23/19		12,000	11,999,976
PSP Capital, Inc., (LIBOR USD 1 Month + 0.15%), 2.04%, 06/01/18(a)(d)		7,000	7,001,269
Starbird Funding Corp.(c):
1.72%, 05/01/18		13,000	12,999,386
2.36%, 07/09/18		10,000	9,957,864
Swedbank AB, 2.27%, 07/13/18(c)		25,000	24,897,993
Thunder Bay Funding LLC, (LIBOR USD 1 Month + 0.23%), 2.12%, 06/20/18(a)(d)		4,000	4,001,131
Toronto-Dominion Bank (The):
2.16%, 06/19/18(c)		12,750	12,715,593
2.13%, 09/25/18(c)		8,000	7,998,532
(LIBOR USD 1 Month + 0.19%), 2.07%, 10/02/18(a)		10,000	9,996,317
(LIBOR USD 1 Month + 0.21%), 2.11%, 10/11/18(a)		15,000	14,994,930
Toyota Motor Credit Corp., (LIBOR USD 1 Month + 0.20%), 2.10%, 05/22/18(a)		10,000	10,001,743
UBS AG, (LIBOR USD 1 Month + 0.21%), 2.11%, 07/24/18(a)		15,000	15,001,681
United Overseas Bank Ltd., 2.03%, 06/08/18(c)		25,000	24,945,535
Victory Receivables Corp., 2.21%, 06/05/18(c)		25,000	24,951,350
Westpac Banking Corp.:
1.55%, 07/20/18(c)		4,500	4,478,697
(LIBOR USD 1 Month + 0.19%), 2.08%, 09/06/18(a)		20,000	19,992,105
(LIBOR USD 1 Month + 0.19%), 2.09%, 09/27/18(a)		5,000	4,997,256
(LIBOR USD 1 Month + 0.19%), 2.07%, 10/05/18(a)		15,000	14,991,196
(LIBOR USD 3 Month + 0.22%), 2.55%, 04/03/19(a)		10,000	9,999,063

Total Commercial Paper — 41.8% (Cost: $1,055,154,937)			1,055,161,469

Time Deposits — 22.6%
ABN AMRO Bank NV, 1.75%, 05/02/18		75,000	75,000,000
Credit Agricole Corporate and Investment Bank SA, 1.68%, 05/01/18		55,000	55,000,000

Security		Par (000)	Value
Time Deposits (continued)
DZ Bank AG Deutsche Zentral Genossenschaftsbank, 1.68%, 05/01/18	USD	75,000	$75,000,000
KBC Bank NV, 1.70%, 05/01/18		80,000	80,000,000
Landesbank Hessen-Thuringen Girozentrale:
1.73%, 05/01/18		11,000	11,000,000
1.85%, 05/02/18		23,000	23,000,000
1.85%, 05/04/18		11,000	11,000,000
Natixis SA, 1.68%, 05/01/18		35,529	35,529,000
Royal Bank of Canada, 1.72%, 05/01/18		70,000	70,000,000
Skandinaviska Enskilda Banken AB, 1.69%, 05/01/18		65,000	65,000,000
Swedbank AB, 1.70%, 05/01/18		70,000	70,000,000

Total Time Deposits — 22.6% (Cost: $570,529,000)			570,529,000

U.S. Treasury Obligations — 0.5%
U.S. Treasury Bills, 1.93%, 09/20/18(c)		12,000	11,909,771

Total U.S. Treasury Obligations — 0.5% (Cost: $11,909,582)			11,909,771

Total Repurchase Agreements — 8.0% (Cost: $202,500,000)			202,500,000

Total Investments — 97.8% (Cost: $2,467,743,711)			2,467,733,631
Other Assets Less Liabilities — 2.2%			55,119,939

Net Assets — 100.0%			$2,522,853,570

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)	Issuer is a U.S. branch of a foreign domiciled bank.
(c)	Rates are discount rates or a range of discount rates at the time of purchase.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) April 30, 2018	TempCash

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
BNP Paribas SA	1.79	%(a)	04/30/18	05/01/18	$1,000	$1,000	$1,000,050	Corporate/Debt Obligations, 0.00% to 4.41%, due 03/15/24 to 09/25/46	$15,730,638	$1,070,026
Citigroup Global Markets, Inc.	1.74	(a)	04/30/18	05/01/18	12,000	12,000	12,000,580	U.S. Treasury Obligation, 0.63%, due 02/15/43	12,087,600	12,240,062
	2.52	(b)	04/30/18	07/05/18	20,500	20,500	20,594,545	Corporate/Debt Obligations, 0.00% to 5.90%, due 05/25/19 to 05/25/57	417,776,913	21,935,001

Total Citigroup Global Markets, Inc.						$32,500				$34,175,063

Credit Suisse Securities USA LLC	1.94	(a)	04/30/18	05/01/18	5,000	5,000	5,000,269	Corporate/Debt Obligations, 2.09% to 2.26%, due 01/26/32 to 11/25/36	31,412,000	6,000,601
	2.36	(b)	04/30/18	06/05/18	5,000	5,000	5,011,797	Corporate/Debt Obligation, 2.26%, due 01/26/32	9,590,000	6,002,844

Total Credit Suisse Securities USA LLC						$10,000				$12,003,445

HSBC Securities USA, Inc.	1.89	(a)	04/30/18	05/01/18	30,000	30,000	30,001,575	U.S. Government Sponsored Agency Obligations, 3.00% to 4.50%, due 01/01/27 to 04/01/48	44,062,876	30,902,170
	1.94	(b)	04/30/18	06/01/18	1,000	1,000	1,001,724	U.S. Government Sponsored Agency Obligation, 4.00%, due 03/01/48	1,020,000	1,031,878
	2.19	(b)	04/30/18	06/01/18	10,000	10,000	10,019,467	U.S. Government Sponsored Agency Obligations, 3.00% to 4.00%, due 07/01/27 to 03/01/48	19,892,410	10,300,948

Total HSBC Securities USA, Inc.						$41,000				$42,234,996

JP Morgan Securities LLC	1.81	(a)	04/30/18	05/01/18	8,000	8,000	8,000,402	Corporate/Debt Obligation, 0.00%, due 05/07/18	8,410,000	8,404,817
	1.87	(a)	04/30/18	05/01/18	1,000	1,000	1,000,052	U.S. Government Sponsored Agency Obligation, 4.75%, due 11/25/29	1,105,000	1,154,427
	2.86	(b)	04/30/18	07/31/18	1,000	1,000	1,007,316	Corporate/Debt Obligation, 0.47%, due 08/26/47	50,055,000	1,070,041

Total JP Morgan Securities LLC						$10,000				$10,629,285

Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.81	(a)	04/30/18	05/01/18	16,000	16,000	16,000,804	Corporate/Debt Obligations, 3.50% to 4.50%, due 04/01/28 to 04/01/33	17,205,562	17,120,000
	2.39	(b)	04/30/18	07/05/18	10,000	10,000	10,043,817	Corporate/Debt Obligations, 4.38% to 5.00%, due 06/05/27 to 01/27/45	11,465,170	11,000,000

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$26,000				$28,120,000

Mizuho Securities USA LLC	2.65	(b)	04/30/18	06/05/18	22,000	22,000	22,058,317	Corporate/Debt Obligations, 2.57% to 5.75%, due 04/13/20 to 12/31/49	22,850,783	23,100,000
RBC Capital Markets LLC	1.77	(a)	04/30/18	05/01/18	2,000	2,000	2,000,098	U.S. Government Sponsored Agency Obligations, 0.00% to 5.35%, due 06/01/22 to 04/01/48	21,158,561	2,095,866
Scotia Capital USA, Inc.	1.89	(a)	04/30/18	05/01/18	5,000	5,000	5,000,263	Corporate/Debt Obligations, 1.75% to 4.63%, due 05/14/18 to 09/22/21	5,280,000	5,250,164
TD Securities USA LLC	1.81	(a)	04/30/18	05/01/18	3,000	3,000	3,000,151	Corporate/Debt Obligations, 2.10%, due 10/14/20 to 02/25/21	3,226,000	3,150,960

20	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2018	TempCash

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Wells Fargo Securities LLC	1.84	%(a)	04/30/18	05/01/18	$39,000	$39,000	$39,001,993	Corporate/Debt Obligations, 2.33% to 3.50%, due 04/25/43 to 02/25/45	$83,832,255	$41,730,001
	2.43		03/05/18	06/05/18	11,000	11,000	11,068,310	Corporate/Debt Obligations, 2.65% to 5.78%, due 12/15/34 to 11/15/43	11,741,730	11,770,001

Total Wells Fargo Securities LLC						$50,000				$53,500,002

Total						$202,500				$215,329,807

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$2,467,733,631	$—	$2,467,733,631

(a)	See above Schedule of Investments for values in each security type.

During the six months ended April 30, 2018, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (unaudited) April 30, 2018	TempFund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Certificates of Deposit — 25.5%

Domestic — 3.6%
Bank of America NA, (LIBOR USD 3 Month + 0.08%), 2.40%, 10/12/18(a)	USD	50,000	$49,999,128
Wells Fargo Bank NA:
(LIBOR USD 1 Month + 0.16%), 2.06%, 07/02/18(a)		40,000	40,005,806
1.60%, 07/27/18		73,000	72,874,888
(LIBOR USD 1 Month + 0.22%), 2.12%, 08/09/18 - 11/15/18(a)		170,000	169,942,229
(LIBOR USD 1 Month + 0.25%), 2.14%, 11/19/18(a)		75,000	74,971,856

			407,793,907
Euro — 1.9%
Credit Industriel et Commercial:
1.60%, 05/18/18		75,000	74,990,416
2.40%, 07/24/18		50,000	50,000,628
KBC Bank NV, 1.92%, 05/14/18		91,000	90,999,011

			215,990,055
Yankee — 20.0%(b)
Bank of Montreal, Chicago, 2.20%, 06/18/18		49,000	49,016,260
Barclays Bank plc, New York, 2.43%, 08/01/18		150,000	150,005,534
BNP Paribas SA, New York(a):
(LIBOR USD 1 Month + 0.20%), 2.10%, 07/16/18		100,000	100,015,223
(LIBOR USD 3 Month + 0.25%), 2.54%, 12/28/18		100,000	100,077,586
Cooperatieve Rabobank UA, New York, (LIBOR USD 1 Month + 0.18%), 2.08%, 11/13/18(a)		165,000	164,875,818
Credit Industriel et Commercial, New York, (LIBOR USD 1 Month + 0.19%), 2.09%, 07/11/18(a)		65,000	65,010,645
Dexia Credit Local SA, New York, (LIBOR USD 1 Month + 0.30%), 2.20%, 01/18/19(a)		80,000	80,000,000
DNB Bank ASA, New York:
2.24%, 07/23/18		50,000	50,008,186
(LIBOR USD 1 Month + 0.16%), 2.05%, 08/06/18(a)		100,000	99,985,624
Landesbank Hessen-Thueringen Girozentrale, New York, 1.75%, 05/02/18		83,000	82,999,910
Mitsubishi UFJ Trust & Banking Corp., New York(a):
(LIBOR USD 1 Month + 0.22%), 2.12%, 05/24/18		90,000	90,017,817
(LIBOR USD 1 Month + 0.30%), 2.20%, 08/22/18		100,000	100,006,613
Mizuho Bank Ltd., New York:
(LIBOR USD 1 Month + 0.23%), 2.12%, 06/18/18(a)		25,000	25,002,011
2.34%, 07/05/18		150,000	150,078,551
Natixis SA, New York:
2.15%, 06/05/18 - 07/31/18		225,000	224,981,822
Nordea Bank AB, New York, (LIBOR USD 3 Month + 0.20%), 2.53%, 04/05/19(a)		55,000	54,994,742
Norinchukin Bank (The), New York, (LIBOR USD 1 Month + 0.20%), 2.10%, 07/10/18(a)		40,000	40,007,574
Oversea-Chinese Banking Corp. Ltd., New York, (LIBOR USD 1 Month + 0.22%), 2.11%, 07/18/18(a)		43,000	43,001,838
Skandinaviska Enskilda Banken AB, New York, (LIBOR USD 1 Month + 0.32%), 2.22%, 11/21/18(a)		68,000	68,004,260
Sumitomo Mitsui Banking Corp., New York,
(LIBOR USD 1 Month + 0.21%), 2.11%, 05/07/18(a)		80,000	80,005,486
Sumitomo Mitsui Trust Bank Ltd., New York:
2.04%, 06/04/18		75,000	75,009,511
(LIBOR USD 3 Month + 0.12%), 2.44%, 10/05/18(a)		50,000	50,008,276

Security	Par (000)		Value
Yankee (continued)
Svenska Handelsbanken AB, New York:
1.55%, 07/13/18	USD	147,000	$146,832,430
(LIBOR USD 1 Month + 0.16%), 2.04%, 09/04/18(a)		50,000	49,978,300
Toronto-Dominion Bank (The), New York, (LIBOR USD 1 Month + 0.40%), 2.30%, 04/23/19(a)		120,000	119,977,060
UBS AG, Stamford, (LIBOR USD 1 Month + 0.27%), 2.16%, 06/01/18(a)		30,000	30,008,632

			2,289,909,709

Total Certificates of Deposit — 25.5% (Cost: $2,914,002,135)			2,913,693,671

Commercial Paper — 37.9%
Antalis SA, 2.42%, 07/06/18(c)		42,000	41,833,114
Bank of Nova Scotia (The), 2.19%, 06/14/18(c)		31,000	30,925,987
Banque et Caisse d’Epargne de l’Etat, 2.67%, 01/02/19(c)		32,000	31,430,473
Barclays Bank plc, 1.75%, 05/01/18(c)		300,000	299,987,976
Bedford Row Funding Corp., (LIBOR USD 1 Month + 0.45%), 2.35%, 09/20/18(a)		75,000	75,036,863
Bennington Stark Capital Co. LLC(c)(d):
1.80%, 05/02/18		55,000	54,994,683
2.38%, 07/02/18		100,000	99,619,550
BPCE SA, 2.45%, 08/01/18(c)		85,000	84,492,982
Canadian Imperial Bank of Commerce, (LIBOR USD 1 Month + 0.38%), 2.28%, 10/12/18(a)		100,000	100,005,939
CDP Financial, Inc., 2.29%, 07/20/18(c)(d)		34,280	34,113,399
Commonwealth Bank of Australia(a):
(LIBOR USD 1 Month + 0.19%), 2.09%, 09/10/18		75,000	74,968,075
(LIBOR USD 1 Month + 0.20%), 2.10%, 10/10/18		105,000	104,947,980
CPPIB Capital, Inc., 1.80%, 05/07/18(c)		29,000	28,990,132
DBS Bank Ltd., (LIBOR USD 1 Month + 0.12%), 2.02%, 05/17/18(a)		50,000	50,005,238
Erste Abwicklungstl Corp., (LIBOR USD 1 Month + 0.15%), 2.05%, 07/30/18(a)(d)		54,000	53,994,786
Federation des caisses Desjardins du Quebec (The):
1.74%, 05/02/18(c)		166,000	165,984,054
1.72%, 05/07/18(c)		29,500	29,489,905
1.62%, 07/18/18(c)		91,000	90,565,664
(LIBOR USD 1 Month + 0.24%), 2.14%, 10/19/18(a)		75,000	74,961,819
Gotham Funding Corp., 2.33%, 07/06/18(c)		23,000	22,908,610
HSBC Bank plc, (LIBOR USD 3 Month + 0.21%), 2.57%, 04/17/19(a)		72,000	71,992,992
ING US Funding LLC:
(LIBOR USD 1 Month + 0.13%), 2.02%, 05/01/18(a)		48,000	48,000,385
(LIBOR USD 1 Month + 0.19%), 2.07%, 07/05/18(a)		149,550	149,579,409
(LIBOR USD 1 Month + 0.19%), 2.09%, 07/13/18(a)		95,000	95,014,124
(LIBOR USD 3 Month + 0.16%), 2.52%, 01/07/19(a)		52,000	51,996,425
2.57%, 01/11/19(c)		56,230	55,193,968
Landesbank Hessen-Thueringen Girozentrale, 2.32%, 06/18/18(c)		100,000	99,737,578
Matchpoint Finance plc, 1.72%, 05/01/18(c)		83,000	82,995,896
Mitsubishi UFJ Trust & Banking Corp., 2.34%, 07/12/18(c)		60,000	59,740,363
National Australia Bank Ltd.:
2.26%, 06/25/18(c)		50,000	49,844,911
(LIBOR USD 3 Month + 0.20%), 2.52%, 04/05/19(a)		60,000	60,005,233

22	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2018	TempFund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Commercial Paper (continued)
Nieuw Amsterdam Receivables Corp.(c):
2.38%, 07/05/18	USD	150,000	$149,412,600
2.05%, 08/02/18		35,000	34,786,698
2.05%, 08/09/18		46,000	45,695,687
Old Line Funding LLC, 2.48%, 10/25/18(c)		66,500	65,675,355
Oversea-Chinese Banking Corp. Ltd.(a):
(LIBOR USD 1 Month + 0.20%), 2.10%, 05/10/18		50,000	50,004,588
(LIBOR USD 1 Month + 0.19%), 2.09%, 06/14/18		52,000	52,001,287
(LIBOR USD 1 Month + 0.22%), 2.12%, 07/13/18		54,000	54,001,388
(LIBOR USD 1 Month + 0.21%), 2.10%, 09/06/18		90,000	90,006,745
(LIBOR USD 3 Month + 0.17%), 2.53%, 04/23/19		62,000	61,999,875
Ridgefield Funding Co. LLC, 1.72%, 05/01/18(c)(d)		50,026	50,023,686
Royal Bank of Canada, 2.19%, 06/14/18(c)		50,000	49,875,312
Starbird Funding Corp.(c):
1.72%, 05/01/18		62,000	61,997,072
2.38%, 07/03/18		100,000	99,625,067
2.36%, 07/09/18		40,000	39,831,456
Sumitomo Mitsui Trust Bank Ltd., 2.31%, 06/21/18(c)		66,000	65,811,717
Thunder Bay Funding LLC, 2.32%, 06/25/18(c)		50,000	49,840,322
Toronto-Dominion Bank (The):
2.13%, 09/25/18(c)		50,000	49,990,829
(LIBOR USD 1 Month + 0.19%), 2.08%, 10/02/18(a)		100,000	99,963,172
Toyota Motor Credit Corp., (LIBOR USD 1 Month + 0.20%), 2.10%, 05/22/18(a)		50,000	50,008,717
UBS AG, (LIBOR USD 1 Month + 0.21%), 2.11%, 07/24/18(a)		250,000	250,028,015
United Overseas Bank Ltd., 2.32%, 07/03/18(c)		100,000	99,617,956
Versailles Commercial Paper LLC(c)(d):
2.40%, 07/03/18		25,000	24,900,578
2.33%, 07/09/18		25,000	24,889,993
Victory Receivables Corp., 2.21%, 06/05/18(c)		25,000	24,951,350
Westpac Banking Corp.:
(LIBOR USD 1 Month + 0.17%), 2.07%, 07/17/18(a)		75,000	75,006,962
1.55%, 07/20/18(c)		21,750	21,647,036
(LIBOR USD 1 Month + 0.19%), 2.08%, 09/06/18(a)		105,000	104,958,552
(LIBOR USD 1 Month + 0.19%), 2.09%, 09/27/18(a)		40,000	39,978,047
(LIBOR USD 3 Month + 0.22%), 2.55%, 04/03/19(a)		80,000	79,992,503

Total Commercial Paper — 37.9% (Cost: $4,339,952,607)			4,339,881,078

Security	Par (000)		Value
Time Deposits — 19.4%
ABN AMRO Bank NV, 1.75%, 05/02/18	USD	300,000	$300,000,000
Credit Agricole Corporate and Investment Bank SA, 1.68%, 05/01/18		300,000	300,000,000
DZ Bank AG Deutsche Zentral Genossenschaftsbank, 1.68%, 05/01/18		200,000	200,000,000
KBC Bank NV, 1.70%, 05/01/18		200,000	200,000,000
Landesbank Hessen-Thuringen Girozentrale:
1.73%, 05/01/18		52,000	52,000,000
1.85%, 05/02/18		112,000	112,000,000
1.85%, 05/04/18		57,000	57,000,000
Natixis SA, 1.68%, 05/01/18		229,554	229,554,000
Royal Bank of Canada, 1.72%, 05/01/18		130,000	130,000,000
Skandinaviska Enskilda Banken AB, 1.69%, 05/01/18		235,000	235,000,000
Swedbank AB, 1.70%, 05/01/18		400,000	400,000,000

Total Time Deposits — 19.4% (Cost: $2,215,554,000)			2,215,554,000

U.S. Treasury Obligations — 0.5%
U.S. Treasury Bills, 1.93%, 09/20/18(c)		60,000	59,548,854

Total U.S. Treasury Obligations — 0.5% (Cost: $59,547,907)			59,548,854

Total Repurchase Agreements — 13.4% (Cost: $1,526,500,000)			1,526,500,000

Total Investments — 96.7% (Cost: $11,055,556,649)			11,055,177,603
Other Assets Less Liabilities — 3.3%			372,828,856

Net Assets — 100.0%			$11,428,006,459

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)	Issuer is a U.S. branch of a foreign domiciled bank.
(c)	Rates are discount rates or a range of discount rates at the time of purchase.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Citigroup Global Markets, Inc.	1.74	%(a)	04/30/18	05/01/18	$86,000	$86,000	$86,004,157	Corporate/Debt Obligations, 0.00%, due 05/07/18 to 09/24/18	$91,090,923	$90,300,000
	2.52	(b)	04/30/18	07/05/18	174,500	174,500	175,304,783	Corporate/Debt Obligations, 3.25% to 6.50%, due 08/15/42 to 01/25/58	195,358,652	186,715,000

Total Citigroup Global Markets, Inc.						$260,500				$277,015,000

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) April 30, 2018	TempFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Credit Suisse Securities USA LLC	1.94	%(a)	04/30/18	05/01/18	$53,000	$53,000	$53,002,856	Corporate/Debt Obligations, 0.00% to 7.52%, due 01/25/33 to 06/25/47	$306,280,300	$63,600,007
	2.36	(b)	04/30/18	06/05/18	50,000	50,000	50,117,966	Corporate/Debt Obligations, 1.38% to 6.59%, due 12/25/34 to 09/25/45	679,816,894	60,000,604

Total Credit Suisse Securities USA LLC						$103,000				$123,600,611

HSBC Securities USA, Inc.	1.81	(a)	04/30/18	05/01/18	28,000	28,000	28,001,408	Corporate/Debt Obligations and U.S. Government Sponsored Agency Obligations, 0.00% to 7.72%, due 05/02/18 to 03/01/48	34,745,949	31,869,366
	1.89	(a)	04/30/18	05/01/18	65,000	65,000	65,003,412	Corporate/Debt Obligations, 1.25% to 2.38%, due 05/23/18 to 09/19/22	70,730,000	68,254,569
	1.94	(b)	04/30/18	06/01/18	5,000	5,000	5,008,622	Corporate/Debt Obligation, 2.05%, due 05/27/20	5,305,000	5,254,934
	2.19	(b)	04/30/18	06/01/18	13,000	13,000	13,025,307	Corporate/Debt Obligations, 1.38% to 2.05%, due 05/30/18 to 05/27/20	13,635,000	13,650,370

Total HSBC Securities USA, Inc.						$111,000				$119,029,239

JP Morgan Securities LLC	1.81	(a)	04/30/18	05/01/18	51,000	51,000	51,002,564	Corporate/Debt Obligations, 0.00%, due 05/01/18 to 05/07/18	53,570,000	53,550,768
	1.90	(b)	04/30/18	05/08/18	117,000	117,000	117,049,420	U.S. Government Sponsored Agency Obligations, 3.00% to 6.50%, due 12/20/33 to 08/15/59	155,368,506	119,340,936
	2.74	(b)	04/30/18	07/31/18	50,000	50,000	50,350,487	Corporate/Debt Obligations, 2.59% to 10.26%, due 12/15/21 to 10/25/57	68,399,500	57,502,766
	2.86	(b)	04/30/18	07/31/18	100,000	100,000	100,731,640	Corporate/Debt Obligations and U.S. Government Sponsored Agency Obligations, 0.00% to 30.83%, due 07/05/19 to 01/28/58	744,863,219	115,542,230

Total JP Morgan Securities LLC						$318,000				$345,936,700

Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.81	(a)	04/30/18	05/01/18	85,000	85,000	85,004,274	Corporate/Debt Obligations, 1.85% to 7.60%, due 07/01/18 to 10/15/65	83,036,374	90,950,000
	2.39	(b)	04/30/18	07/05/18	60,000	60,000	60,262,900	Corporate/Debt Obligations, 4.00% to 12.75%, due 06/10/19 to 01/25/56	66,042,322	69,818,395

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$145,000				$160,768,395

Mizuho Securities USA LLC	1.84	(a)	04/30/18	05/01/18	55,000	55,000	55,002,811	Corporate/Debt Obligations, 2.72% to 8.00%, due 07/23/19 to 12/31/49	57,071,500	57,825,955
	2.09	(a)	04/30/18	05/01/18	45,000	45,000	45,002,612	Corporate/Debt Obligations, 3.10% to 8.75%, due 07/23/19 to 12/31/49	42,658,000	47,997,477

Total Mizuho Securities USA LLC						$100,000				$105,823,432

24	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2018	TempFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
RBC Capital Markets LLC	1.77	%(a)	04/30/18	05/01/18	$253,000	$253,000	$253,012,439	Corporate/Debt Obligations and U.S. Government Sponsored Agency Obligations, 0.00% to 16.11%, due 03/01/20 to 04/01/48	$3,120,218,242	$262,248,701
Scotia Capital USA, Inc.	1.89	(a)	04/30/18	05/01/18	40,000	40,000	40,002,100	Corporate/Debt Obligations, 1.13% to 4.63%, due 05/14/18 to 09/22/21	41,176,000	42,000,953
TD Securities USA LLC	1.81	(a)	04/30/18	05/01/18	20,000	20,000	20,001,006	Corporate/Debt Obligation, 2.10%, due 10/14/20	21,449,000	21,000,144
Wells Fargo Securities LLC	1.84	(a)	04/30/18	05/01/18	176,000	176,000	176,008,995	Corporate/Debt Obligations, 2.11% to 5.37%, due 11/25/30 to 01/15/60	251,631,828	188,320,000

Total						$1,526,500				$1,645,743,175

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$11,055,177,603	$—	$11,055,177,603

(a)	See above Schedule of Investments for values in each security type.

During the six months ended April 30, 2018, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (unaudited) April 30, 2018	T-Fund (Percentages shown are based on Net Assets)

Security		Par (000)		Value
U.S. Treasury Obligations — 36.8%
U.S. Treasury Bills(a):
1.29%, 05/03/18	USD	930,000		$929,933,983
1.31%, 05/10/18		1,323,440		1,323,008,956
1.58%, 05/17/18		2,585,910		2,584,105,609
1.65%, 05/31/18		53,685		53,611,407
1.46%, 06/07/18		1,177,350		1,175,597,052
1.47%, 06/14/18		143,280		143,025,200
1.54%, 06/28/18		2,369,855		2,364,013,307
1.59%, 07/05/18		400,000		398,862,500
1.59%, 07/12/18		593,675		591,804,924
1.68%, 07/19/18		812,585		809,609,035
1.64%, 08/02/18		1,100,720		1,096,099,268
1.70%, 08/09/18		399,280		397,415,244
1.76%, 08/16/18		713,615		709,924,421
1.82%, 08/23/18		—	(b)	199
1.84%, 08/30/18		85,000		84,478,608
1.87%, 09/13/18		309,320		307,171,772
1.97%, 09/20/18		1,455,000		1,443,808,625
1.91%, 09/27/18		885,000		878,058,773
1.60%, 10/11/18		219,530		217,962,018
6.30%, 10/25/18		289,860		287,019,602
2.04%, 11/01/18		1,673,110		1,656,277,584
3.14%, 04/25/19		212,550		207,907,960
U.S. Treasury Notes:
1.38%, 07/31/18		562,315		562,259,761
(US Treasury 3 Month Bill Money Market Yield + 0.17%), 2.01%, 07/31/18(c)		869,985		869,999,094
1.50%, 08/31/18		85,000		85,030,280
1.38%, 09/30/18		245,330		245,086,102
0.88%, 10/15/18		656,025		653,698,885
(US Treasury 3 Month Bill Money Market Yield + 0.17%), 2.01%, 10/31/18(c)		1,159,385		1,159,371,427
1.38%, 11/30/18		95,085		94,880,476
1.25% - 1.50%, 12/31/18		766,655		764,910,721
1.13%, 01/15/19		219,745		218,516,783
1.13% - 1.50%, 01/31/19		275,120		273,690,339

Security		Par (000)	Value
U.S. Treasury Obligations — continued
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 1.98%, 01/31/19(c)	USD	704,326	$704,482,610
(US Treasury 3 Month Bill Money Market Yield + 0.07%), 1.91%, 04/30/19(c)		577,775	577,774,643
(US Treasury 3 Month Bill Money Market Yield + 0.06%), 1.90%, 07/31/19(c)		200,000	200,014,780
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 1.89%, 10/31/19(c)		1,831,335	1,831,633,859
(US Treasury 3 Month Bill Money Market Yield + 0.01%), 1.84%, 01/31/20(c)		2,231,020	2,229,647,298
(US Treasury 3 Month Bill Money Market Yield + 0.03%), 1.87%, 04/30/20(c)		150,000	149,979,158

Total U.S. Treasury Obligations — 36.8% (Cost: $28,280,672,263)			28,280,672,263

Total Repurchase Agreements — 63.1% (Cost: $48,511,508,632)			48,511,508,632

Total Investments — 99.9% (Cost: $76,792,180,895)			76,792,180,895
Other Assets Less Liabilities — 0.1%			65,673,190

Net Assets — 100.0%			$76,857,854,085

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)	Amount is less than $500.
(c)	Variable rate security. Rate shown is the rate in effect as of period end.

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Bank of Montreal	1.70%		04/30/18	05/01/18	$59,772	$59,772	$59,774,823	U.S. Treasury Obligations, 1.38% to 2.88%, due 09/30/18 to 05/15/43	$56,993,700	$60,967,475
	1.75	(a)	04/20/18	05/14/18	350,000	350,000	350,408,333	U.S. Treasury Obligations, 0.00% to 4.00%, due 05/31/18 to 11/15/46	365,687,500	357,000,003
	1.82	(a)	04/24/18	05/14/18	300,000	300,000	300,303,333	U.S. Treasury Obligations, 0.13% to 3.00%, due 04/15/19 to 02/15/44	290,963,300	306,000,049

Total Bank of Montreal						$709,772				$723,967,527

Bank of Nova Scotia (The)	1.71		04/30/18	05/01/18	3,000	3,000	3,000,142	U.S. Treasury Obligation, 2.38%, due 01/15/25	2,078,000	3,060,262
Barclays Capital, Inc.	1.71		04/30/18	05/01/18	4,000,000	4,000,000	4,000,190,000	U.S. Treasury Obligations, 0.00% to 2.13%, due 05/15/18 to 02/15/48	6,076,862,163	4,080,000,092
BNP Paribas SA	1.70	(a)	04/12/18	05/14/18	2,000,000	2,000,000	2,003,022,222	U.S. Treasury Obligations, 0.00% to 9.13%, due 05/15/18 to 02/15/46	2,141,445,406	2,040,000,000

26	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2018	T-Fund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	1.71%		04/30/18	05/01/18	$2,190,000	$2,190,000	$2,190,104,025	U.S. Treasury Obligations, 0.00% to 8.13%, due 09/13/18 to 08/15/46	$2,112,930,679	$2,233,800,076
	1.71	(a)	04/20/18	05/14/18	1,000,000	1,000,000	1,001,140,000	U.S. Treasury Obligations, 0.00% to 6.00%, due 05/31/18 to 08/15/47	1,016,009,549	1,020,000,029
	1.72	(a)	04/24/18	05/14/18	1,324,750	1,324,750	1,326,015,872	U.S. Treasury Obligations, 0.00% to 7.63%, due 11/15/18 to 02/15/47	1,240,514,014	1,351,245,000
	1.72	(a)	04/26/18	05/14/18	400,000	400,000	400,344,000	U.S. Treasury Obligations, 0.00% to 7.25%, due 07/31/18 to 05/15/45	413,168,307	408,000,000
	1.73		04/30/18	05/01/18	1,000,000	1,000,000	1,000,048,056	U.S. Treasury Obligation, 2.13%, due 08/15/21	1,034,220,600	1,020,000,067
	1.73		04/30/18	05/01/18	1,000,000	1,000,000	1,000,048,056	U.S. Treasury Obligation, 2.00%, due 02/15/22	1,043,478,300	1,020,000,038
	1.73		04/30/18	05/01/18	1,000,000	1,000,000	1,000,048,056	U.S. Treasury Obligation, 2.63%, due 11/15/20	1,007,407,500	1,020,000,094
	1.73		04/30/18	05/01/18	1,000,000	1,000,000	1,000,048,056	U.S. Treasury Obligation, 2.13%, due 08/15/21	1,034,220,600	1,020,000,067
	1.73		04/30/18	05/01/18	1,000,000	1,000,000	1,000,048,056	U.S. Treasury Obligation, 2.00%, due 11/15/26	1,086,956,600	1,020,000,073
	1.75	(a)	04/19/18	05/14/18	1,100,000	1,100,000	1,101,336,806	U.S. Treasury Obligations, 0.00% to 6.00%, due 01/15/19 to 02/15/47	1,080,238,998	1,122,000,005

Total BNP Paribas SA						$13,014,750				$13,275,045,449

Citibank NA	1.71		04/30/18	05/01/18	100,000	100,000	100,004,750	U.S. Treasury Obligations, 0.00% to 4.00%, due 05/15/18 to 11/30/24	105,190,700	102,000,005
Citigroup Global Markets, Inc.	1.67		04/24/18	05/01/18	70,000	70,000	70,022,731	U.S. Treasury Obligations, 1.25% to 1.50%, due 02/28/19 to 07/31/23	72,566,300	71,400,019
	1.71		04/30/18	05/01/18	50,000	50,000	50,002,375	U.S. Treasury Obligations, 0.00% to 4.00%, due 05/03/18 to 02/15/28	50,743,300	51,000,075
	1.71	(b)	04/30/18	05/01/18	625,000	625,000	625,029,688	U.S. Treasury Obligations, 0.13% to 0.88%, due 04/15/19 to 02/15/47	619,358,700	637,500,030

Total Citigroup Global Markets, Inc.						$745,000				$759,900,124

Credit Agricole Corporate and Investment Bank SA	1.70		04/30/18	05/01/18	675,000	675,000	675,031,875	U.S. Treasury Obligations, 1.38% to 3.63%, due 02/15/20 to 11/15/46	693,994,600	688,500,033
	1.71		04/30/18	05/01/18	2,500,000	2,500,000	2,500,118,750	U.S. Treasury Obligations, 0.38% to 2.75%, due 04/30/20 to 08/15/47	2,624,766,500	2,550,000,075
	1.71		04/30/18	05/01/18	100,000	100,000	100,004,750	U.S. Treasury Obligation, 2.25%, due 08/15/46	121,379,600	102,000,066
	1.71	(b)	04/30/18	05/01/18	1,585,000	1,585,000	1,585,075,288	U.S. Treasury Obligations, 0.38% to 5.38%, due 05/31/20 to 08/15/45	1,566,048,559	1,616,700,017

Total Credit Agricole Corporate and Investment Bank SA						$4,860,000				$4,957,200,191

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) April 30, 2018	T-Fund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Credit Suisse AG	1.71%		04/30/18	05/01/18	$1,665,000	$1,665,000	$1,665,079,087	U.S. Treasury Obligations, 0.00% to 2.13%, due 07/15/18 to 02/15/48	$2,104,601,705	$1,698,300,055
Deutsche Bank Securities, Inc.	1.70		04/30/18	05/01/18	434,990	434,990	435,010,541	U.S. Treasury Obligations, 0.00% to 3.13%, due 05/31/18 to 02/15/47	462,699,100	443,689,855
Federal Reserve Bank of New York	1.50		04/30/18	05/01/18	550,000	550,000	550,022,917	U.S. Treasury Obligations, 2.13%, due 08/31/20 to 07/31/24	554,194,100	550,023,000
HSBC Securities USA, Inc.	1.68		04/25/18	05/02/18	305,500	305,500	305,599,797	U.S. Treasury Obligations, 0.00%, due 05/15/43 to 02/15/45	700,393,100	311,611,880
	1.68		04/25/18	05/02/18	900,000	900,000	900,294,000	U.S. Treasury Obligations, 0.00%, due 05/15/28 to 08/15/47	1,645,747,020	918,000,368
	1.69		04/26/18	05/03/18	648,000	648,000	648,212,940	U.S. Treasury Obligations, 0.00%, due 08/15/37 to 02/15/48	1,404,863,413	660,960,490
	1.71	(c)	04/30/18	05/01/18	651,000	651,000	651,030,922	U.S. Treasury Obligations, 0.00%, due 05/15/29 to 11/15/45	1,163,156,519	664,022,198
	1.71		04/30/18	05/01/18	2,000	2,000	2,000,095	U.S. Treasury Obligation, 0.00%, due 08/15/47	5,055,000	2,040,956
	1.71		04/30/18	05/01/18	265,000	265,000	265,012,587	U.S. Treasury Obligations, 0.00%, due 05/15/44 to 11/15/45	622,500,000	270,301,042

Total HSBC Securities USA, Inc.						$2,771,500				$2,826,936,934

JP Morgan Securities LLC	1.71	(c)	04/30/18	05/01/18	250,000	250,000	250,011,875	U.S. Treasury Obligations, 0.00% to 2.63%, due 06/15/20 to 02/15/47	473,558,900	255,000,607
	1.71		04/30/18	05/01/18	2,500,000	2,500,000	2,500,118,750	U.S. Treasury Obligations, 0.00% to 8.88%, due 06/15/18 to 08/15/47	2,494,387,400	2,550,009,268
	1.71		04/30/18	05/01/18	463,000	463,000	463,021,992	U.S. Treasury Obligations, 0.00%, due 11/15/18 to 02/15/48	680,509,973	472,261,964

Total JP Morgan Securities LLC						$3,213,000				$3,277,271,839

Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.72		04/30/18	05/01/18	3,000	3,000	3,000,143	U.S. Treasury Obligation, 2.50%, due 02/15/45	3,430,700	3,060,015
	1.72		04/30/18	05/01/18	50,000	50,000	50,002,389	U.S. Treasury Obligation, 2.75%, due 04/30/23	51,121,700	51,000,030
	1.72		04/30/18	05/01/18	1,000,000	1,000,000	1,000,047,778	U.S. Treasury Obligations, 1.38% to 3.63%, due 03/31/20 to 05/15/47	1,016,347,700	1,020,000,022

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$1,053,000				$1,074,060,067

Mizuho Securities USA LLC	1.73		04/30/18	05/01/18	250,000	250,000	250,012,014	U.S. Treasury Obligations, 0.00% to 3.00%, due 01/31/19 to 02/15/48	259,241,700	255,000,070
	1.74		04/30/18	05/01/18	89,118	89,118	89,121,954	U.S. Treasury Obligation, 2.75%, due 02/15/19	90,000,000	90,900,000
	1.74		04/30/18	05/01/18	51,832	51,832	51,834,613	U.S. Treasury Obligation, 2.13%, due 07/31/24	55,000,000	52,868,750
	1.74		04/30/18	05/01/18	251,471	251,471	251,482,743	U.S. Treasury Obligation, 1.13%, due 09/30/21	270,000,000	256,500,000

28	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2018	T-Fund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	1.74%		04/30/18	05/01/18	$185,784	$185,784	$185,793,293	U.S. Treasury Obligation, 2.00%, due 02/15/25	$200,000,000	$189,500,000
	1.74		04/30/18	05/01/18	215,074	215,074	215,083,925	U.S. Treasury Obligation, 1.88%, due 01/31/22	225,000,000	219,375,000
	1.74		04/30/18	05/01/18	284,926	284,926	284,940,242	U.S. Treasury Obligation, 1.75%, due 05/31/22	300,000,000	290,625,000
	1.74		04/30/18	05/01/18	318,260	318,260	318,275,186	U.S. Treasury Obligation, 1.38%, due 09/30/23	350,000,000	324,625,000
	1.74		04/30/18	05/01/18	93,750	93,750	93,754,531	U.S. Treasury Obligation, 1.63%, due 08/31/22	100,000,000	95,625,000
	1.74		04/30/18	05/01/18	333,882	333,881	333,898,491	U.S. Treasury Obligation, 0.75%, due 02/15/19	344,000,000	340,560,000
	1.74		04/30/18	05/01/18	179,297	179,297	179,305,235	U.S. Treasury Obligation, 1.75%, due 05/15/23	191,000,000	182,882,500

Total Mizuho Securities USA LLC						$2,253,393				$2,298,461,320

MUFG Securities Americas, Inc.	1.69		04/30/18	05/01/18	461,000	461,000	461,021,641	U.S. Treasury Obligations, 0.00% to 8.13%, due 06/30/18 to 08/15/46	468,626,703	470,220,884
National Australia Bank Ltd.	1.73		04/30/18	05/01/18	518,350	518,350	518,374,910	U.S. Treasury Obligation, 0.13%, due 04/15/19	500,000,000	528,715,000
	1.73		04/30/18	05/01/18	501,200	501,200	501,224,085	U.S. Treasury Obligation, 3.63%, due 08/15/19	500,000,000	511,225,000

Total National Australia Bank Ltd.						$1,019,550				$1,039,940,000

Natixis SA	1.71	(c)	04/30/18	05/01/18	550,000	550,000	550,026,125	U.S. Treasury Obligations, 0.00% to 8.75%, due 05/24/18 to 05/15/47	563,268,300	561,000,089
Nomura Securities International, Inc.	1.72		04/30/18	05/01/18	1,200,000	1,200,000	1,200,057,333	U.S. Treasury Obligations, 0.00% to 7.13%, due 05/15/18 to 02/15/48	1,256,598,235	1,224,000,093
Prudential Insurance Co. of America	1.75		04/30/18	05/01/18	11,900	11,900	11,900,578	U.S. Treasury Obligation, 0.00%, due 05/15/34	20,000,000	12,138,000
	1.75		04/30/18	05/01/18	12,469	12,469	12,469,356	U.S. Treasury Obligation, 0.00%, due 05/15/31	19,000,000	12,718,220
	1.75		04/30/18	05/01/18	14,280	14,280	14,280,694	U.S. Treasury Obligation, 0.00%, due 11/15/39	28,000,000	14,565,600
	1.75		04/30/18	05/01/18	34,825	34,825	34,826,693	U.S. Treasury Obligation, 0.00%, due 02/15/40	70,000,000	35,521,500
	1.75		04/30/18	05/01/18	39,375	39,375	39,376,914	U.S. Treasury Obligation, 0.00%, due 05/15/38	75,000,000	40,162,500
	1.75		04/30/18	05/01/18	50,250	50,250	50,252,443	U.S. Treasury Obligation, 0.00%, due 11/15/39	100,000,000	51,255,000
	1.75		04/30/18	05/01/18	26,258	26,258	26,258,776	U.S. Treasury Obligation, 2.25%, due 03/31/21	27,000,000	26,782,650
	1.75		04/30/18	05/01/18	67,750	67,750	67,753,293	U.S. Treasury Obligation, 0.00%, due 05/15/30	100,000,000	69,105,000

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (unaudited) (continued) April 30, 2018	T-Fund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	1.75%		04/30/18	05/01/18	$10,863	$10,862	$10,863,028	U.S. Treasury Obligation, 0.00%, due 05/15/40	$22,000,000	$11,079,640
	1.75		04/30/18	05/01/18	34,125	34,125	34,126,659	U.S. Treasury Obligation, 0.00%, due 11/15/35	60,000,000	34,807,800

Total Prudential Insurance Co. of America						$302,094				$308,135,910

Societe Generale SA	1.69		04/24/18	05/01/18	2,500,000	2,500,000	2,500,821,528	U.S. Treasury Obligations, 0.00% to 8.50%, due 05/15/18 to 08/15/47	2,712,754,901	2,550,000,077
	1.69		04/25/18	05/02/18	500,000	500,000	500,164,306	U.S. Treasury Obligations, 0.00% to 7.50%, due 05/03/18 to 02/15/43	516,265,685	510,000,043
	1.69		04/26/18	05/03/18	971,000	971,000	971,319,081	U.S. Treasury Obligations, 0.00% to 8.75%, due 06/21/18 to 02/15/47	997,458,908	990,420,000
	1.74	(a)	04/30/18	05/08/18	216,000	216,000	216,083,520	U.S. Treasury Obligations, 0.00% to 2.38%, due 05/03/18 to 07/15/27	231,963,400	220,320,006
	1.74	(a)	04/30/18	05/08/18	864,000	864,000	864,334,080	U.S. Treasury Obligations, 0.00% to 8.50%, due 05/15/18 to 05/15/47	1,013,752,332	881,280,012

Total Societe Generale SA						$5,051,000				$5,152,020,138

Standard Chartered Bank	1.78		04/16/18	06/18/18	54,434	54,434	54,603,662	U.S. Treasury Obligation, 3.63%, due 02/15/44	50,000,000	55,523,000
	1.78		04/16/18	06/18/18	162,445	162,445	162,950,816	U.S. Treasury Obligation, 3.63%, due 02/15/21	160,000,000	165,694,400
	1.78		04/16/18	06/18/18	96,089	96,089	96,388,317	U.S. Treasury Obligation, 2.00%, due 10/31/22	100,000,000	98,011,000
	1.78		04/16/18	06/18/18	244,412	244,412	245,173,343	U.S. Treasury Obligation, 2.38%, due 03/15/21	250,000,000	249,300,000
	1.78		04/16/18	06/18/18	193,080	193,080	193,681,043	U.S. Treasury Obligation, 1.50%, due 06/15/20	200,000,000	196,942,000

Total Standard Chartered Bank						$750,460				$765,470,400

TD Securities USA LLC	1.72		04/30/18	05/01/18	110,000	110,000	110,005,256	U.S. Treasury Obligations, 1.75% to 2.38%, due 09/30/22 to 05/15/27	116,846,400	112,200,083
Wells Fargo Securities LLC	1.72		04/30/18	05/01/18	2,769,000	2,769,000	2,769,132,297	U.S. Treasury Obligations, 0.00% to 3.00%, due 08/09/18 to 05/15/47	2,862,587,400	2,824,380,017
	1.72	(b)	04/30/18	05/01/18	925,000	925,000	925,044,194	U.S. Treasury Obligations, 0.00% to 8.13%, due 05/10/18 to 11/15/46	949,875,978	943,500,027

Total Wells Fargo Securities LLC						$3,694,000				$3,767,880,044

Total						$48,511,509				$49,470,784,361

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	Traded in a joint account.
(c)	Variable rate security. Rate shown is the rate in effect as of period end.

30	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2018	T-Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$76,792,180,895	$—	$76,792,180,895

(a)	See above Schedule of Investments for values in each security type.

During the six months ended April 30, 2018, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (unaudited) April 30, 2018	Treasury Trust Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
U.S. Treasury Obligations — 101.4%
U.S. Treasury Bills(a):
1.66%, 05/03/18	USD	3,249,000	$3,248,700,433
1.54%, 05/10/18		2,536,940	2,535,965,125
1.61%, 05/17/18		2,583,860	2,582,019,669
1.66%, 05/24/18		1,445,725	1,444,196,039
1.61%, 05/31/18		1,307,180	1,305,428,706
1.54%, 06/07/18		333,005	332,482,136
1.46%, 06/14/18		214,410	214,030,018
1.78%, 06/21/18		627,255	625,681,411
1.54%, 06/28/18		837,590	835,525,341
1.59%, 07/05/18		33,000	32,906,156
1.59%, 07/12/18		200,000	199,370,000
1.77%, 07/19/18		1,610,995	1,604,780,783
1.83%, 07/26/18		536,930	534,591,272
0.82%, 08/02/18		2,000,000	1,991,163,610
1.67%, 08/09/18		25,000	24,885,069
1.84%, 08/23/18		128,400	127,659,988
1.87%, 09/13/18		500,000	496,526,562
1.97%, 09/20/18		600,000	595,385,000
1.91%, 09/27/18		900,000	892,941,125
1.92%, 10/04/18		611,500	606,452,069
1.90%, 10/11/18		384,020	380,752,346
2.01%, 10/25/18		300,280	297,348,655
2.04%, 11/01/18		280,000	277,183,044
U.S. Treasury Notes:
0.88%, 05/31/18		787,000	786,528,720
1.38%, 06/30/18		100,000	99,936,485
1.38%, 07/31/18		250,555	250,530,272
(US Treasury 3 Month Bill Money Market Yield + 0.17%), 2.01%, 07/31/18(b)		573,070	573,073,134
1.50%, 08/31/18		30,000	30,010,687

Security		Par (000)	Value
U.S. Treasury Obligations (continued)
1.38%, 09/30/18	USD	821,025	$819,481,887
0.88%, 10/15/18		44,900	44,733,325
(US Treasury 3 Month Bill Money Market Yield + 0.17%), 2.01%, 10/31/18(b)		465,255	465,250,679
1.38%, 11/30/18		36,865	36,785,705
1.25% - 1.50%, 12/31/18		60,055	59,884,865
1.13%, 01/15/19		88,875	88,378,252
1.13% - 1.50%, 01/31/19		110,605	110,030,242
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 1.98%, 01/31/19(b)		298,000	298,067,122
(US Treasury 3 Month Bill Money Market Yield + 0.07%), 1.91%, 04/30/19(b)		288,895	288,892,067
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 1.89%, 10/31/19(b)		905,570	905,694,303
(US Treasury 3 Month Bill Money Market Yield + 0.01%), 1.84%, 01/31/20(b)		1,028,970	1,028,424,378
(US Treasury 3 Month Bill Money Market Yield + 0.03%), 1.87%, 04/30/20(b)		150,000	150,029,780

Total U.S. Treasury Obligations — 101.4% (Cost: $27,221,706,460)			27,221,706,460

Total Investments — 101.4% (Cost: $27,221,706,460)			27,221,706,460
Liabilities in Excess of Other Assets — (1.4)%			(378,182,585)

Net Assets — 100.0%			$26,843,523,875

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Short-Term Securities
U.S. Treasury Obligations	$—	$27,221,706,460	$—	$27,221,706,460

During the six months ended April 30, 2018, there were no transfers between levels.

See notes to financial statements.

32	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) April 30, 2018	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Municipal Bonds — 96.9%

Alabama — 1.0%(a)(b)
Alabama Federal Aid Highway Finance Authority Special Obligation Tender Option Bond Trust Receipts/Certificates Various States, Series 2016-XF2373, RB, VRDN (Citibank NA LIQ), 1.78%, 05/07/18(c)	USD	5,000	$5,000,000
Mobile Downtown Redevelopment Authority (Austal USA, LLC Project), Series 2011A, RB, VRDN (Bank of America NA LOC), 1.75%, 05/07/18		38,895	38,895,000

			43,895,000
Alaska — 1.5%(a)
Alaska Housing Finance Corp., Series 2001A, RB, VRDN, 1.69%, 05/07/18		8,100	8,100,000
Alaska Housing Finance Corp., Series 2007A, RB, VRDN (Federal Home Loan Bank SBPA), 1.72%, 05/07/18		29,700	29,700,000
Alaska Housing Finance Corp., Series 2007B, RB, VRDN (Federal Home Loan Bank SBPA), 1.72%, 05/07/18		18,315	18,315,000
Alaska Housing Finance Corp., Series 2009A, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 1.69%, 05/07/18		7,195	7,195,000

			63,310,000
Arizona — 0.7%
Arizona State University, Series 2008A, RB, VRDN, 1.75%, 05/07/18(a)		100	100,000
Industrial Development Authority of the County of Yavapai (The) (Skanon Investments, Inc. Drake Cement Project), Series 2010, RB, VRDN (Citibank NA LOC), 1.78%, 05/07/18(a)		26,000	26,000,000
Northern Arizona University, Series 2008, RB, 5.00%, 06/01/18(d)		5,000	5,013,213

			31,113,213
California — 3.6%
California Health Facilities Funding Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2015-XF0152, RB, VRDN (Bank of America NA LIQ), 1.79%, 05/07/18(a)(b)(c)		2,100	2,100,000
California State Department of Water, 1.58%, 05/11/18		18,604	18,603,481
California State University Institute, 1.32%, 07/09/18		2,965	2,962,430
California State Water Resources Control Board, 1.32%, 05/01/18		36,271	36,270,996
Chaffey California Joint Union High School District Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0548, GO, VRDN (Royal Bank of Canada LIQ), 1.78%, 05/07/18(a)(b)(c)		2,500	2,500,000
Fontana California Unified School District Tender Option Bond Trust Receipts/Certificates Various States, Series 2015-XF0111, GO, VRDN (JP Morgan Chase Bank NA LIQ), 1.82%, 05/07/18(a)(b)(c)		5,500	5,500,000
Hartnell Community College District Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0587, GO, VRDN (Toronto-Dominion Bank LIQ), 1.78%, 05/07/18(a)(c)		300	300,000
Imperial Irrigation District Electric Revenue Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XM0488, RB, VRDN (Royal Bank of Canada LIQ), 1.80%, 05/07/18(a)(b)(c)		6,300	6,300,000
Imperial Irrigation District Electric Revenue Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XM0611, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.80%, 05/07/18(a)(b)(c)		3,300	3,300,000
Los Angeles County, Series 2018B, 1.27%, 05/01/18		4,000	3,999,983

Security		Par (000)	Value
California (continued)
Los Angeles County Metropolitan Transportation Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2532, RB, VRDN (Citibank NA LIQ), 1.76%, 05/07/18(a)(b)(c)	USD	1,600	$1,600,000
Metropolitan Water District of Southern California (Securities Industry & Financial Markets Association Index Mode), Series 2017D, RB, VRDN, 1.80%, 07/18/18(a)		11,000	11,000,000
Metropolitan Water District of Southern California (Securities Industry & Financial Markets Association Index Mode), Series 2017E, RB, VRDN, 1.80%, 07/18/18(a)		10,000	10,000,000
Palomar County Community College District Tender Option Bond Trust Receipts/Certificates Various Trust, Series 2015-XF0137, GO, VRDN (JP Morgan Chase Bank NA LIQ), 1.76%, 05/07/18(a)(b)(c)		6,100	6,100,000
Regents of the University of California (The), 1.20%, 06/04/18		34,000	33,983,571
San Francisco City & County Public Utilities Commission Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0607, RB, VRDN (TD Bank NA LIQ), 1.76%, 05/07/18(a)(b)(c)		3,325	3,325,000
San Jose California Unified School District Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2534, GO, VRDN (Citibank NA LIQ), 1.76%, 05/07/18(a)(b)(c)		1,400	1,400,000
University of California, 1.53%, 05/21/18		10,000	9,998,259

			159,243,720
Colorado — 1.6%
City of Colorado Springs Utilities System, Series 2006A, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.73%, 05/07/18(a)		10,190	10,190,000
City of Colorado Springs Utilities System, Series 2009C, RB, VRDN (Sumitomo Mitsui Banking SBPA), 1.76%, 05/07/18(a)		20,440	20,440,000
City of Colorado Springs Utilities System, Series 2010C, RB, VRDN (Barclays Bank plc SBPA), 1.72%, 05/07/18(a)		23,290	23,290,000
Colorado Housing & Finance Authority, Series 2013B, RB, VRDN (Royal Bank of Canada SBPA), 1.76%, 05/07/18(a)		8,550	8,550,000
RBC Municipal Products, Inc. Trust, Series 2017E-112, RB, VRDN (Royal Bank of Canada LOC), 1.80%, 05/07/18(a)(b)		4,850	4,850,000
Sheridan Redevelopment Agency (South Santa Fe Drive Corridor Redevelopment Project), Series 2011A-1, VRDN (JP Morgan Chase Bank NA LOC), 1.82%, 05/07/18(a)		3,515	3,515,000
State of Colorado, Series 2017A, RB, TAN, 3.00%, 06/27/18		1,115	1,117,289

			71,952,289
Connecticut — 1.6%(a)
Connecticut Housing Finance Authority, Series 2015C, Sub-Series C-3, RB, VRDN (Royal Bank of Canada SBPA), 1.76%, 05/07/18		16,200	16,200,000
Connecticut Housing Finance Authority, Series 2017F, Sub-Series F-3, RB, VRDN (Barclays Bank plc SBPA), 1.75%, 05/07/18		30,600	30,600,000
Connecticut Housing Finance Authority (Housing Mortgage Finance Program), Series 2018A, Sub-Series A-3, RB, VRDN (Bank of America NA SBPA), 1.69%, 05/07/18		18,910	18,910,000

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (unaudited) (continued) April 30, 2018	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Connecticut (continued)
Connecticut State Health & Educational Facilities Authority, Series 2000A, RB, VRDN (TD Bank NA SBPA), 1.76%, 05/07/18	USD	5,095	$5,095,000

			70,805,000
Delaware — 0.0%
Delaware State Economic Development Authority (Kentmere Nursing Care Center Project), Series 1997, RB, VRDN (M&T Bank LOC), 1.80%, 05/07/18(a)		955	955,000

District of Columbia — 1.1%
District Columbia Water and Sewer Authority Public Utility Tender Option Bond Trust Receipts/Certificates Various States, Series 2016-XM0248, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.78%, 05/07/18(a)(b)(c)		6,675	6,675,000
District of Columbia (AARP Foundation Issue), Series 2004, RB, VRDN (Bank of America NA LOC), 1.78%, 05/07/18(a)		5,110	5,110,000
District of Columbia Water & Sewer Authority, 1.68%, 05/01/18		19,000	19,000,019
District of Columbia Water & Sewer Authority, 1.30%, 05/01/18		20,000	19,999,800

			50,784,819
Florida — 4.2%
Cape Coral Water & Sewer Revenue Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-YX1071, RB, VRDN (Barclays Bank plc LOC), 1.79%, 05/07/18(a)(b)(c)		9,480	9,480,000
City of Gainesville Utilities System, Series 2012B, RB, VRDN (Citibank NA SBPA), 1.73%, 05/07/18(a)		5,950	5,950,000
County of Hillsborough, 1.65%, 05/10/18		16,953	16,952,295
Escambia County Health Facilities Authority (Azalea Trace, Inc.), Series 2003B, RB, VRDN (TD Bank NA SBPA), 1.67%, 05/01/18(a)		4,265	4,265,000
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group), Series 2008, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.73%, 05/07/18(a)		10,195	10,195,000
Orange County Health Facilities Authority (Nemours Foundation Project (The)), Series 2009C-1, RB, VRDN (TD Bank NA LOC), 1.74%, 05/07/18(a)		6,235	6,235,000
Orlando Utilities Commission, Series 2008-2, RB, VRDN (TD Bank NA SBPA), 1.74%, 05/07/18(a)		50,000	50,000,000
Orlando Utilities Commission, Series 2015B, RB, VRDN (TD Bank NA SBPA), 1.75%, 05/07/18(a)		71,095	71,095,000
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority), Series 2007 0145, RB, VRDN (Citibank NA LIQ), 1.79%, 05/07/18(a)(b)		14,100	14,100,000
Pinellas County Housing Finance Authority (Bayside Court), Series 2011, RB, VRDN (Freddie Mac LOC), 1.76%, 05/07/18(a)		5,695	5,695,000

			193,967,295
Georgia — 3.3%
City of Atlanta, 1.60%, 06/05/18		18,835	18,831,436
City of Atlanta, 1.80%, 06/05/18		4,150	4,150,284
Gainesville & Hall County Development Authority (Lanier Village Estates, Inc.), Series 2003B, RB, VRDN (TD Bank NA SBPA), 1.67%, 05/01/18(a)		2,000	2,000,000
Monroe County Development Authority (Oglethorpe Power Corp. Project), Series 2009B, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.73%, 05/07/18(a)		13,075	13,075,000
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia Project), Series 2008B, Sub-Series B, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.77%, 05/07/18(a)		101,895	101,895,000

Security		Par (000)	Value
Georgia (continued)
RBC Municipal Products, Inc. Trust, Series 2017E-105, RB, VRDN (Royal Bank of Canada LOC), 1.81%, 05/07/18(a)(b)	USD	2,075	$2,075,000
RBC Municipal Products, Inc. Trust, Series 2017E-106, RB, VRDN (Royal Bank of Canada LOC), 1.81%, 05/07/18(a)(b)		5,000	5,000,000
RBC Municipal Products, Inc. Trust, Series 2017E-107, RB, VRDN (Royal Bank of Canada LOC), 1.81%, 05/07/18(a)(b)		5,000	5,000,000

			152,026,720
Hawaii — 0.4%
City & County of Honolulu, 1.75%, 05/14/18		18,000	18,000,000
Hawaii State Tender Option Bond Trust Receipts/Certificates Various States, Series 2016-XF0518, GO, VRDN (Royal Bank of Canada LIQ), 1.79%, 05/07/18(a)(b)(c)		1,900	1,900,000

			19,900,000
Idaho — 0.2%
Idaho Housing & Finance Association (Traditions at Boise Apartments Project), Series 2011A, RB, VRDN (Freddie Mac Gty Agreement), 1.78%, 05/07/18(a)		7,220	7,220,000

Illinois — 5.1%
Chicago O’Hare International Airport, 1.37%, 06/14/18		3,618	3,616,206
Chicago O’Hare International Airport, Series 2005C, RB, VRDN (Bank of America NA LOC), 1.77%, 05/07/18(a)		41,340	41,340,000
City of Chicago, 1.37%, 06/14/18		3,500	3,498,264
Illinois Finance Authority, Series 2007A-2, RB, VRDN (TD Bank NA SBPA), 1.53%, 05/01/18(a)		10,375	10,375,000
Illinois Finance Authority, Series 2007A-4, RB, VRDN (TD Bank NA SBPA), 1.53%, 05/01/18(a)		27,900	27,900,000
Illinois Finance Authority (Advocate Health Care Network), Series 2008C-1, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.73%, 05/07/18(a)		44,990	44,990,000
Illinois Finance Authority (Advocate Health Care Network Obligated Group), Series 2008C, Sub-Series C-2B, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.73%, 05/07/18(a)		6,355	6,355,000
Illinois Finance Authority (Center on Deafness Project), Series 2008, RB, VRDN (Harris Bank Naperville LOC), 1.75%, 05/07/18(a)		1,000	1,000,000
Illinois Finance Authority (OSF Healthcare System Obligated Group), Series 2009D, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.75%, 05/07/18(a)		14,725	14,725,000
Illinois Finance Authority (YMCA Met Chicago Project), Series 2001, RB, VRDN (BMO Harris Bank NA LOC), 1.73%, 05/07/18(a)		12,000	12,000,000
Illinois Finance Authority (Young Men’s Christian Association of Metropolitan Chicago), Series 2004, RB, VRDN (BMO Harris Bank NA LOC), 1.73%, 05/07/18(a)		9,025	9,025,000
Illinois Finance Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XG0133, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.79%, 05/07/18(a)(b)(c)		27,605	27,605,000
Illinois State Toll Highway Authority, Series 2007A-1A, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 1.79%, 05/07/18(a)		15,000	15,000,000
Illinois State Toll Highway Authority, Series 2007A-2D, RB, VRDN (Bank of America NA LOC), 1.73%, 05/07/18(a)		9,000	9,000,000

34	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2018	MuniCash (Percentages shown are based on Net Assets)

- Security		Par (000)	Value
Illinois (continued)
Illinois Toll Highway Authority Toll Highway Tender Option Bond Trust Receipts/Certificates Various States, Series 2015-XF2202, RB, VRDN (Citibank NA LIQ), 1.78%, 05/07/18(a)(b)(c)	USD	1,140	$1,140,000
University of Illinois, Series 1997B, RB, VRDN (Wells Fargo Bank NA LOC), 1.73%, 05/07/18(a)		700	700,000

			228,269,470
Indiana — 1.4%(a)
City of Indianapolis (Farh-Fox Lake Affordable Housing, Inc.), Series 2007, RB, VRDN (Fannie Mae LOC), 1.72%, 05/07/18		14,650	14,650,000
City of Rockport (AEP Generating Co. Project), Series 1995A, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.72%, 05/07/18		10,300	10,300,000
City of Rockport (AEP Generating Co. Project), Series 1995B, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.72%, 05/07/18		14,925	14,925,000
Indiana Finance Authority (Convention Center Expansion Project), Series 2008, RB, VRDN (BMO Harris Bank NA SBPA), 1.73%, 05/07/18		12,300	12,300,000
Indiana Finance Authority (Sisters of St. Francis Health Services, Inc.), Series 2008I, RB, VRDN (Barclays Bank plc LOC), 1.55%, 05/01/18		7,900	7,900,000
Indianapolis Local Public Improvement Bond Bank, Series 2016-XG0024, RB, VRDN (Citibank NA LIQ), 1.84%, 05/07/18(b)		2,930	2,930,000

			63,005,000
Iowa — 3.3%(a)
Iowa Finance Authority (CJ Bio America, lnc.), Series 2012, RB, VRDN (Korea Development Bank LOC), 1.92%, 05/07/18(b)		80,940	80,940,000
Iowa Finance Authority (MidAmerican Energy Co.), Series 2008B, RB, VRDN, 1.78%, 05/07/18		53,625	53,625,000
Iowa Finance Authority (Mortgage-Backed Securities Program), Series 2017D, RB, VRDN (Federal Home Loan Bank SBPA), 1.76%, 05/07/18		6,000	6,000,000
Iowa Finance Authority (Wesley Retirement Services, Inc.), Series 2003B, RB, VRDN (Bank of America NA LOC), 1.76%, 05/07/18		9,550	9,550,000

			150,115,000
Kansas — 0.6%(a)(e)
City of Burlington (Kansas City Power & Light Co. Project), Series 2007A, RB, VRDN (Mizuho Bank Ltd. LOC), 1.85%, 05/07/18		15,450	15,450,000
City of Burlington (Kansas City Power & Light Co. Project), Series 2007B, RB, VRDN (Mizuho Bank Ltd. LOC), 1.85%, 05/07/18		12,500	12,500,000

			27,950,000
Kentucky — 0.1%
Kentucky Economic Development Financing Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XG0161, RB, VRDN (Bank of America NA LIQ), 1.95%, 05/07/18(a)(b)(c)		4,460	4,460,000

Louisiana — 6.6%(a)
Ascension Parish Industrial Development Board, Inc. (BASF Corp. Project), Series 2009, RB, VRDN, 1.82%, 05/07/18		8,000	8,000,000
East Baton Rouge Parish Industrial Development Board, Inc. (Exxon Mobil Corp. Project), Series 2010A, RB, VRDN, 1.55%, 05/01/18		93,600	93,600,000

Security		Par (000)	Value
Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority (BASF Corp. Project), Series 2000B, RB, VRDN, 1.82%, 05/07/18	USD	7,500	$7,500,000
Louisiana Offshore Terminal Authority (Loop LLC Project), Series 2013B, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.73%, 05/07/18		17,525	17,525,000
Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), Series 2007, RB, VRDN, 1.57%, 05/01/18		11,950	11,950,000
Louisiana Public Facilities Authority (Air Products & Chemicals, Inc. Project), Series 2004, RB, VRDN, 1.79%, 05/07/18		17,550	17,550,000
Louisiana Public Facilities Authority (Air Products & Chemicals, Inc. Project), Series 2008B, RB, VRDN, 1.72%, 05/07/18		27,750	27,750,000
Louisiana Public Facilities Authority (Air Products & Chemicals, Inc. Project), Series 2008C, RB, VRDN, 1.57%, 05/01/18		5,320	5,320,000
Louisiana Public Facilities Authority (Air Products & Chemicals, Inc. Project), Series 2009A, RB, VRDN, 1.79%, 05/07/18		30,650	30,650,000
Louisiana Public Facilities Authority (Air Products & Chemicals, Inc. Project), Series 2010, RB, VRDN, 1.72%, 05/07/18		69,800	69,800,000

			289,645,000
Maryland — 2.3%
County of Baltimore (Paths at Loveton Farms LP (The)), Series 1996, RB, VRDN (Manufacturers & Traders LOC), 1.86%, 05/07/18(a)		1,805	1,805,000
County of Montgomery, 1.30%, 05/22/18		30,000	29,990,901
County of Montgomery, 1.41%, 06/07/18		6,750	6,747,525
County of Washington (Homewood Williamsport Fac), Series 2007, RB, VRDN (Manufacturers & Traders LOC), 1.86%, 05/07/18(a)		9,070	9,070,000
Maryland Community Development Administration, Series 2007M, RB, VRDN (TD Bank NA SBPA), 1.72%, 05/07/18(a)		18,500	18,500,000
Maryland Economic Development Corp. (Howard Hughes Medical Institute Project), Series 2008A, RB, VRDN, 1.74%, 05/07/18(a)		25,150	25,150,000
Maryland Health & Higher Educational Facilities Authority (Anne Arundel Health System Obligated Group), Series 2009B, RB, VRDN (Bank of America NA LOC), 1.75%, 05/07/18(a)		1,850	1,850,000
Maryland Health & Higher Educational Facilities Authority (Pooled Loan Program Issue), Series 1985B, RB, VRDN (TD Bank NA LOC), 1.74%, 05/07/18(a)		10,100	10,100,000
Maryland Stadium Authority (Baltimore City Public Schools), Series 2018A, RB, 5.00%, 05/01/18		1,000	1,000,000

			104,213,426
Massachusetts — 3.0%
Commonwealth of Massachusetts, Series 2017, GO, RAN, 2.00%, 06/25/18		9,000	9,003,744
Massachusetts Bay Transportation Authority, Series 2010A-7, RB, VRDN, 2.05%, 11/26/18(a)		13,650	13,650,000
Massachusetts Department of Transportation, Series 2010A-6, RB, VRDN (Sumitomo Mitsui Banking SBPA), 1.82%, 05/07/18(a)		1,220	1,220,000
Massachusetts Department of Transportation, Series 2010A-7, RB, VRDN (TD Bank NA SBPA), 1.74%, 05/07/18(a)		25,300	25,300,000

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (unaudited) (continued) April 30, 2018	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Massachusetts (continued)
Massachusetts Health & Educational Facilities Authority (Partners Healthcare System), Series 2005F-3, RB, VRDN (TD Bank NA LOC), 1.72%, 05/07/18(a)	USD	2,135	$2,135,000
Massachusetts State Transporting Fund Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0610, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.78%, 05/07/18(a)(b)(c)		4,500	4,500,000
Massachusetts Water Resources Authority, 1.16%, 05/09/18		16,000	15,998,011
Massachusetts Water Resources Authority, 1.22%, 06/04/18		1,000	999,517
Massachusetts Water Resources Authority, Series 2008C-2, RB, VRDN (Barclays Bank plc SBPA), 1.70%, 05/07/18(a)		15,855	15,855,000
RBC Municipal Products, Inc. Trust, Series 2017E-93, RB, VRDN (Royal Bank of Canada LOC), 1.78%, 05/07/18(a)(b)		15,110	15,110,000
University of Massachusetts Building Authority, 1.69%, 07/10/18		7,900	7,897,824
University of Massachusetts Building Authority, Series 2011-1, RB, VRDN (Wells Fargo Bank NA SBPA), 1.76%, 05/07/18(a)		9,190	9,190,000
University of Massachusetts Building Authority, Series 2011-2, RB, VRDN, 2.05%, 11/26/18(a)		11,300	11,300,000

			132,159,096
Michigan — 1.4%
Board of Trustees of Michigan State University, 1.28%, 05/14/18		17,850	17,846,207
Board of Trustees of Michigan State University, 1.31%, 06/04/18		7,290	7,286,486
Kent Hospital Finance Authority (Spectrum Health System Obligated Group), Series 2008C, RB, VRDN (Bank of New York Mellon LOC), 1.81%, 05/07/18(a)		6,685	6,685,000
Michigan State Building Authority (Facilities Program), Series 2017I, RB, VRDN (Citibank NA LOC), 1.79%, 05/07/18(a)		6,000	6,000,000
Michigan State Building Authority (Facilities Program), Series II-B, RB, VRDN (Citibank NA LOC), 1.73%, 05/07/18(a)		7,100	7,100,000
Michigan State Hospital Finance Authority (Ascension Health Senior Credit Group), Series 2010F-1, RB, VRDN, 2.00%, 05/30/18(a)		2,000	2,000,318
Michigan State Hospital Finance Authority (Ascension Health Senior Credit Group), Series 2010F-3, RB, VRDN, 1.40%, 06/29/18(a)		1,000	999,418
Oakland University, Series 2008, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.75%, 05/07/18(a)		17,420	17,420,000

			65,337,429
Minnesota — 1.7%
Minnesota Housing Finance Agency, Series 2015G, RB, VRDN (Royal Bank of Canada SBPA), 1.75%, 05/07/18(a)		5,225	5,225,000
RBC Municipal Products, Inc. Trust, Series 2017E-89, RB, VRDN (Royal Bank of Canada LOC), 1.78%, 05/07/18(a)(b)		38,000	38,000,000
Regents of the University of Minnesota, 1.66%, 05/01/18		17,100	17,100,017
Regents of the University of Minnesota, 1.24%, 05/03/18		3,000	2,999,911
Regents of the University of Minnesota, 1.30%, 06/05/18		8,000	7,996,429

Security		Par (000)	Value
Minnesota (continued)
University of Minnesota, 1.30%, 06/05/18	USD	5,900	$5,897,366

			77,218,723
Mississippi — 1.3%(a)
County of Jackson (Chevron Corp.), Series 1993, RB, VRDN, 1.55%, 05/01/18		36,800	36,800,000
Mississippi Business Finance Corp. (Chevron USA, Inc. Project), Series 2010G, RB, VRDN, 1.55%, 05/01/18		5,600	5,600,000
Mississippi Business Finance Corp. (Chevron USA, Inc. Project), Series 2010L, RB, VRDN, 1.60%, 05/01/18		20,000	20,000,000

			62,400,000
Missouri — 0.3%(a)
City of Kansas (H. Roe Bartle Convention Center Project), Series 2008E, RB, VRDN (Sumitomo Mitsui Banking LOC), 1.79%, 05/07/18		4,100	4,100,000
Missouri Health & Education Facilities Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XM0575, RB, VRDN (Royal Bank of Canada LIQ), 1.78%, 05/07/18(b)(c)		8,000	8,000,000

			12,100,000
Nevada — 0.8%(a)
City of Reno (Renown Regional Medical Center Project), Series 2008B, RB, VRDN (Union Bank of California LOC), 1.75%, 05/07/18		17,600	17,600,000
County of Clark Department of Aviation (Nevada Airport System), Series 2008D-3, RB, VRDN (Bank of America NA LOC), 1.77%, 05/07/18		16,470	16,470,000

			34,070,000
New Jersey — 1.8%
New Jersey Health Care Facilities Financing Authority (Hospital Capital Asset Financing Program), Series 1985B, RB, VRDN (TD Bank NA LOC), 1.72%, 05/07/18(a)		15,550	15,550,000
RBC Municipal Products, Inc. Trust, Series 2017E-103, RB, TAN, VRDN (Royal Bank of Canada LOC), 1.78%, 05/07/18(a)(b)		36,000	36,000,000
RBC Municipal Products, Inc. Trust, Series 2018E-114, RB, TAN, VRDN (Royal Bank of Canada LOC), 1.65%, 05/01/18(a)(b)		25,000	25,000,000
Somerset County Improvement Authority (Township of Montgomery Project), Series 2017, RB, 3.00%, 12/14/18		5,000	5,037,971

			81,587,971
New York — 14.6%
Amherst Development Corp. (Asbury Pointe, Inc. Project), Series 2011A, RB, VRDN (Manufacturers & Traders LOC), 1.80%, 05/07/18(a)		2,105	2,105,000
City of New York, Series 2005F, Sub-Series F-3, GO, VRDN (Sumitomo Mitsui Banking LOC), 1.75%, 05/07/18(a)		7,175	7,175,000
City of New York, Series 2007A, Sub-SeriesA-4, GO, VRDN (Citibank NA LOC), 1.75%, 05/07/18(a)		43,200	43,200,000
City of New York, Series 2008, Sub-Series J-6, GO, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 1.58%, 05/01/18(a)		62,900	62,900,000
City of New York, Series 2008J, Sub-Series J-8, GO, VRDN (Sumitomo Mitsui Banking LOC), 1.82%, 05/07/18(a)(e)		8,100	8,100,000
City of New York, Series 2012A, Sub-Series A-4, GO, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.75%, 05/07/18(a)		9,025	9,025,000

36	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2018	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value
New York (continued)
City of New York, Series 2012D, Sub-Series D-3A, GO, VRDN (Bank of New York Mellon SBPA), 1.61%, 05/01/18(a)	USD	9,000	$9,000,000
City of New York, Series 2012G, Sub-Series G-4, GO, VRDN (Citibank NA LOC), 1.75%, 05/07/18(a)		15,970	15,970,000
City of New York, Series 2013A, Sub-Series A-2, GO, VRDN (Mizuho Bank Ltd. LOC), 1.64%, 05/01/18(a)		11,300	11,300,000
City of New York, Series 2017A, Sub-Series A-5, GO, VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 1.58%, 05/01/18(a)		18,295	18,295,000
City of New York Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0552, GO, VRDN (Toronto-Dominion Bank LIQ), 1.77%, 05/07/18(a)(b)(c)		4,525	4,525,000
East Rochester Housing Authority (Park Ridge Nursing Home, Inc. Project), Series 2008, RB, VRDN (M&T Bank LOC), 1.80%, 05/07/18(a)		3,180	3,180,000
Erie County New York Industrial Development Agency School Facility Tender Option Bond Trust Receipts/Certificates Various States, Series 2015-XF0112, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.82%, 05/01/18(a)(b)(c)(d)		4,270	4,270,000
Franklin County Civic Development Corp. (Alice Hyde Medical Center Project), Series 2013A, RB, VRDN (HSBC Bank USA NA LOC), 1.78%, 05/07/18(a)		100	100,000
Hudson YDS Infrastructure Corp. New York Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0550, RB, VRDN (Toronto-Dominion Bank LIQ), 1.80%, 05/07/18(a)(b)(c)		11,250	11,250,000
Metropolitan Transportation Authority, Series 2008A-1, RB, VRDN (TD Bank NA LOC), 1.59%, 05/01/18(a)		22,000	22,000,000
Metropolitan Transportation Authority, Series 2015E-2, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.76%, 05/07/18(a)		12,905	12,905,000
Metropolitan Transportation Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2016-XF0499, RB, VRDN (Toronto-Dominion Bank LIQ), 1.83%, 05/07/18(a)(b)(c)		4,530	4,530,000
Metropolitan Transportation Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0564, RB, VRDN (Toronto-Dominion Bank LIQ), 1.77%, 05/07/18(a)(b)(c)		3,650	3,650,000
Metropolitan Transportation Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0572, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.78%, 05/07/18(a)(b)(c)		3,000	3,000,000
Nassau Health Care Corp., Series 2009C, Sub-Series C2, RB, VRDN (Wells Fargo Bank NA LOC), 1.73%, 05/07/18(a)		10,915	10,915,000
New York City Municipal Water Finance Authority, Series 2001F, Sub-Series F-1, RB, VRDN (Mizuho Bank Ltd. SBPA), 1.64%, 05/01/18(a)		11,550	11,550,000
New York City Municipal Water Finance Authority, Series 2008B, Sub-Series B-1A, RB, VRDN (Sumitomo Mitsui Banking SBPA), 1.75%, 05/07/18(a)		27,050	27,050,000
New York City Municipal Water Finance Authority, Series 2009, Sub-Series BB-1, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 1.62%, 05/01/18(a)		30,100	30,100,000
New York City Municipal Water Finance Authority, Series 2011DD-1, RB, VRDN (TD Bank NA SBPA), 1.59%, 05/01/18(a)		12,700	12,700,000

Security		Par (000)	Value
New York (continued)
New York City Municipal Water Finance Authority, Series 2011F, Sub-Series FF-2, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 1.59%, 05/01/18(a)	USD	42,500	$42,500,000
New York City Municipal Water Finance Authority, Series 2012B, RB, VRDN (State Street Bank & Trust Co. SBPA), 1.53%, 05/01/18(a)		14,195	14,195,000
New York City Municipal Water Finance Authority, Series 2016BB-1B, RB, VRDN (State Street Bank & Trust Co. SBPA), 1.56%, 05/01/18(a)		25,955	25,955,000
New York City Transitional Finance Authority Future Tax Secured, Series 2003, Sub-Series A-4, RB, VRDN (TD Bank NA SBPA), 1.59%, 05/01/18(a)		10,400	10,400,000
New York City Transitional Finance Authority Future Tax Secured, Series 2013C, Sub-Series C-5, RB, VRDN (Sumitomo Mitsui Banking LOC), 1.73%, 05/07/18(a)		40,000	40,000,000
New York City Transitional Finance Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0561, RB, TAN, VRDN (Toronto-Dominion Bank LIQ), 1.77%, 05/07/18(a)(b)(c)		2,060	2,060,000
New York City Transitional Finance Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0566, RB, VRDN (Toronto-Dominion Bank LIQ), 1.77%, 05/07/18(a)(b)(c)		2,000	2,000,000
New York City Transitional Finance Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XG0156, RB, VRDN (Citibank NA LIQ), 1.78%, 05/07/18(a)(c)		2,050	2,050,000
New York City Transitional Finance Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0607, RB, VRDN (Citibank NA LIQ), 1.78%, 05/07/18(a)(b)(c)		4,625	4,625,000
New York Dormitory Authority Sales Tax Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0567, RB, VRDN (Toronto-Dominion Bank LIQ), 1.77%, 05/07/18(a)(b)(c)		5,600	5,600,000
New York Environmental Facilities Corporation Clean Water Tender Option Bond Trust Receipts/Certificates Various States, Series 2016-XF2344, RB, VRDN (Citibank NA LIQ), 1.78%, 05/07/18(a)(b)(c)		2,500	2,500,000
New York Power Authority, 1.20%, 05/08/18		4,000	3,999,514
New York State Housing Finance Agency, Series 2003L, RB, VRDN (Bank of America NA LOC), 1.75%, 05/07/18(a)		8,640	8,640,000
New York State Housing Finance Agency (33 Bond Street LLC), Series 2016A, RB, VRDN (Manufacturers & Traders LOC), 1.76%, 05/07/18(a)		12,600	12,600,000
New York State Housing Finance Agency (625 West 57th Street Housing), Series 2015A-1, RB, VRDN (Bank of New York Mellon LOC), 1.75%, 05/07/18(a)		3,035	3,035,000
New York State Housing Finance Agency (Barclay Street Realty LLC), Series 2004A, RB, VRDN (Fannie Mae LOC), 1.75%, 05/07/18(a)		40,000	40,000,000
New York State Housing Finance Agency (Historic Front Street Housing), Series 2003A, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 1.77%, 05/07/18(a)		8,400	8,400,000
New York State Urban Development Corp., Series 2008A-1, RB, VRDN (Wells Fargo Bank NA LOC), 1.73%, 05/07/18(a)		10,240	10,240,000
New York State Urban Development Corp. (State Facilities & Equipment), Series 2004A-3-C, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.74%, 05/07/18(a)		15,000	15,000,000

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (unaudited) (continued) April 30, 2018	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value
New York (continued)
New York Urban Development Corporation Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2521, RB, VRDN (Citibank NA LIQ), 1.78%, 05/07/18(a)(b)(c)	USD	6,400	$6,400,000
New York Urban Development Corporation Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XM0580, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.78%, 05/07/18(a)(b)(c)		3,750	3,750,000
Oneida County Industrial Development Agency (Mohawk Valley Community College Dormitory Corp. Project), Series 2004 A, RB, VRDN (Manufacturers & Traders LOC), 1.80%, 05/07/18(a)		3,330	3,330,000
Port Authority New York and New Jersey Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0565, RB, VRDN (Toronto-Dominion Bank LIQ), 1.77%, 05/07/18(a)(b)(c)		3,730	3,730,000
RBC Municipal Products, Inc. Trust, Series 2018E-118, GO, VRDN (Royal Bank of Canada LOC), 1.63%, 05/01/18(a)(b)		20,000	20,000,000
Rensselaer County Industrial Development Agency (Sage Colleges (The)), Series 2002A, RB, VRDN (Manufacturers & Traders LOC), 1.80%, 05/07/18(a)		3,900	3,900,000
Syracuse Industrial Development Agency (Syracuse University Project), Series 2008A-2, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.50%, 05/01/18(a)		300	300,000
Triborough Bridge & Tunnel Authority (MTA Bridge & Tunnel Authority), Series 2005A, RB, VRDN (TD Bank NA LOC), 1.74%, 05/07/18(a)		6,805	6,805,000
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2001C, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.68%, 05/07/18(a)		100	100,000

			650,909,514
North Carolina — 0.6%
Bay Area Toll Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2016-XG0019, RB, VRDN (Bank of America NA LIQ), 1.77%, 05/07/18(a)(b)(c)		5,050	5,050,000
City of Charlotte (Government Facilities), Series 2003F, COP, VRDN (Bank of America NA SBPA), 1.74%, 05/07/18(a)		7,385	7,385,000
County of Buncombe, Series 2014A, RB, 5.00%, 06/01/18		750	751,969
North Carolina Capital Facilities Finance Agency, Series 2014 0052, RB, VRDN (Citibank NA LIQ), 1.79%, 05/07/18(a)(b)		2,580	2,580,000
North Carolina Medical Care Commission (Moses Cone Health System), Series 2001A, RB, VRDN (BMO Harris Bank NA SBPA), 1.70%, 05/07/18(a)		6,990	6,990,000

			22,756,969
Ohio — 2.8%
American Municipal Power, Inc. (City of Newton Falls Project), Series 2017, RB, BAN, 2.00%, 06/21/18		1,495	1,495,596
American Municipal Power, Inc. (Village of Genoa Project), Series 2017, RB, BAN, 2.25%, 12/13/18		1,572	1,575,438
City of Berea, Series 2018, GO,BAN, 2.25%, 03/14/19		6,801	6,827,704
City of Kirtland, Series 2017, GO, BAN, 2.00%, 06/21/18		540	540,080
Cleveland-Cuyahoga County Port Authority (Carnegie/89th Garage and Service Center LLC Project), Series 2007, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.70%, 05/07/18(a)		25,895	25,895,000

Security		Par (000)	Value
Ohio (continued)
Cleveland-Cuyahoga County Port Authority (SPC Buildings 1 & 3 LLC), Series 2007A, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.70%, 05/07/18(a)	USD	1,150	$1,150,000
County of Franklin (Nationwide Children’s Hospital, Inc. Project), Series 2015B, RB, VRDN, 1.70%, 05/07/18(a)		14,150	14,150,000
County of Franklin (OhioHealth Corp.), Series 2011DD-1, RB, VRDN, 1.73%, 05/07/18(a)		27,140	27,140,000
Ohio Air Quality Development Authority (Ohio Valley Electric Corp. Project), Series 2009D, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.67%, 05/07/18(a)		9,430	9,430,000
Ohio State University (The), Series 2008B, RB, VRDN, 1.70%, 05/07/18(a)		40,100	40,100,000

			128,303,818
Oklahoma — 0.1%
Oklahoma County Independent School District No. 89, Series 2017B, GO, 5.00%, 07/01/18		4,230	4,252,545

Oregon — 0.2%
Oregon State Facilities Authority (Quatama Housing LP Project), Series 2005A, RB, VRDN (Fannie Mae LOC), 1.82%, 05/07/18(a)		10,575	10,575,000

Pennsylvania — 2.4%
Blair County Industrial Development Authority (Homewood Retirement Centers Obligated Group), Series 2004, RB, VRDN (Manufacturers & Traders LOC), 1.86%, 05/07/18(a)		4,700	4,700,000
Bucks County Industrial Development Authority (Grand View Hospital), Series 2008A, RB, VRDN (TD Bank NA LOC), 1.72%, 05/07/18(a)		10,400	10,400,000
City of Philadelphia, Series 2017-18A, RB, TAN, 2.00%, 06/29/18		16,000	16,006,898
Geisinger Authority Pennsylvania Health System (Geisinger Health System Obligated Group), Series 2005A, RB, VRDN (TD Bank NA SBPA), 1.58%, 05/01/18(a)		18,850	18,850,000
Geisinger Authority Pennsylvania Health System Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0543, RB, VRDN (Royal Bank of Canada LIQ), 1.78%, 05/07/18(a)(b)(c)		4,000	4,000,000
General Authority of Southcentral Pennsylvania (Homewood Retirement Centers Obligated Group), Series 2003, RB, VRDN (Manufacturers & Traders LOC), 1.80%, 05/07/18(a)		3,735	3,735,000
Lycoming County Authority (Lycoming College Project), Series 2013 S1, RB, VRDN (Manufacturers & Traders LOC), 1.80%, 05/07/18(a)		4,175	4,175,000
Montgomery County Industrial Development Authority (ACTS Retirement-Life Communities, Inc.), Series 2002, RB, VRDN (TD Bank NA SBPA), 1.67%, 05/01/18(a)		5,075	5,075,000
Montgomery County Industrial Development Authority (Big Little Associate Project), Series 1999A, RB, VRDN (Wells Fargo Bank NA LOC), 1.91%, 05/07/18(a)		110	110,000
Pennsylvania Economic Development Financing Authority (PSEG Power LLC Project), Series 2007, RB, VRDN (TD Bank NA LOC), 1.74%, 05/07/18(a)		11,200	11,200,000
RBC Municipal Products, Inc. Trust, Series 2017E-111, RB, VRDN (Royal Bank of Canada LOC), 1.63%, 05/01/18(a)(b)		13,000	13,000,000
Westmoreland County Municipal Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-YX1075, RB, VRDN (Barclays Bank plc LOC), 1.78%, 05/07/18(a)(b)(c)		7,595	7,595,000

38	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2018	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Pennsylvania (continued)
Wisconsin Health & Education Facilities Tender Option Bond Trust Receipts/Certificates Various Trust, Series 2018-XM0613, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.78%, 05/07/18(a)(b)(c)	USD	4,325	$4,325,000

			103,171,898
Rhode Island — 0.2%
City of Cranston, Series 2017-1, GO, BAN, 2.00%, 09/06/18		7,340	7,344,927

South Carolina — 0.3%
City of Columbia, Series 2009, RB, VRDN (Sumitomo Mitsui Banking LOC), 1.75%, 05/07/18(a)		13,175	13,175,000

Tennessee — 4.0%
City of Memphis, 1.60%, 05/03/18		20,000	20,000,046
City of Memphis, 1.55%, 05/15/18		33,350	33,345,851
Clarksville Public Building Authority (Tennessee Municipal Bond), Series 1999, RB, VRDN (Bank of America NA LOC), 1.86%, 05/07/18(a)		5,505	5,505,000
Metropolitan Government Nashville & Davidson County Improvement District No 1, 1.28%, 05/07/18		12,500	12,498,794
Metropolitan Government Nashville & Davidson County Improvement District No 1, 1.30%, 05/17/18		27,500	27,493,560
Metropolitan Government Nashville & Davidson County Improvement District No 1, 1.45%, 05/22/18		33,300	33,293,929
Metropolitan Government of Nashville, 1.34%, 05/31/18		10,000	9,995,726
Metropolitan Government of Nashville, 1.75%, 05/31/18		35,500	35,493,912

			177,626,818
Texas — 15.5%
Austin Texas Electric Utility System Tender Option Bond Trust Receipts/Certificates Various States, Series 2015-XF0220, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.85%, 05/07/18(a)(b)(c)		27,745	27,745,000
Bexar County Housing Finance Corp. (AAMHA LLC Project), Series 2000, RB, VRDN (Fannie Mae LOC), 1.76%, 05/07/18(a)		3,005	3,005,000
City of Austin, Series 2008B, RB, VRDN (Sumitomo Mitsui Banking LOC), 1.79%, 05/07/18(a)		4,700	4,700,000
City of Austin, Series 2017A, RB, VRDN (Citibank NA LOC), 1.76%, 05/07/18(a)		7,345	7,345,000
City of Garland, 1.55%, 05/02/18		10,000	10,000,016
City of Garland, 1.65%, 05/04/18		34,000	34,000,143
City of Houston Combined Utility System, Series 2004B-5, RB, VRDN (Wells Fargo Bank NA LOC), 1.74%, 05/07/18(a)		27,640	27,640,000
City of San Antonio, 1.28%, 05/14/18		20,000	19,996,142
City of San Antonio, 1.41%, 06/06/18		18,000	17,992,656
Fort Bend Independent School District, 1.75%, 06/05/18		5,000	5,000,147
Fort Bend Independent School District, 1.31%, 06/05/18		1,500	1,499,330
Gulf Coast Industrial Development Authority (Exxon Mobil Corp. Project), Series 2012, RB, VRDN, 1.55%, 05/01/18(a)		27,285	27,285,000
Harris County Cultural Education Facilities Finance Corp., 1.26%, 05/02/18		86,000	85,998,289
Harris County Cultural Education Facilities Finance Corp., 1.38%, 05/23/18		63,670	63,655,853
Harris County Cultural Education Facilities Finance Corp., Series 2008, Sub-Series C-1, RB, VRDN, 1.62%, 05/01/18(a)		2,300	2,300,000
Harris County Health Facilities Development Corp. (Methodist Hospital Obligated Group), Series 2008A-1, RB, VRDN, 1.62%, 05/01/18(a)		47,510	47,510,000

Security		Par (000)	Value
Texas (continued)
Katy Texas Independent School District Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XG0163, GO, VRDN (Bank of America NA LIQ), 1.79%, 05/07/18(a)(b)(c)	USD	3,015	$3,015,000
Lower Colorado River Authority (LCRA Transmission Corporation Project), Series 2011B, RB, 5.00%, 05/15/18		2,000	2,002,346
Lower Neches Valley Authority Industrial Development Corp. (Exxon Mobil Corp. Project), Series 2010, RB, VRDN, 1.57%, 05/01/18(a)		25,055	25,055,000
North Texas Tollway Authority, Series 2009D, RB, VRDN (Royal Bank of Canada LOC), 1.80%, 05/07/18(a)		61,665	61,665,000
Port of Arthur Navigation District Industrial Development Corp. (Total Petrochemicals & Refining USA, Inc.), Series 2012, RB, VRDN, 1.81%, 05/07/18(a)		6,000	6,000,000
Port of Arthur Navigation District Industrial Development Corp. (Total Petrochemicals USA, Inc. Project), Series 2010 A, RB, VRDN, 1.81%, 05/07/18(a)		3,000	3,000,000
Port of Corpus Christi Authority of Nueces County (Flint Hills Resources LP), Series 2002B, RB, VRDN, 1.83%, 05/07/18(a)		7,500	7,500,000
San Antonio Electric & Gas, 1.73%, 06/06/18		12,300	12,297,224
San Antonio Water System, 1.28%, 05/07/18		9,000	8,999,131
State of Texas, Series 2011C, GO, VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 1.70%, 05/07/18(a)		15,000	15,000,000
State of Texas, Series 2015B, GO, VRDN (Federal Home Loan Bank SBPA), 1.73%, 05/07/18(a)		8,055	8,055,000
State of Texas, Series 2017, RB, TAN, 4.00%, 08/30/18		84,995	85,642,874
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Health Care System Project), Series 2011C, RB, VRDN (TD Bank NA LOC), 1.53%, 05/01/18(a)		5,600	5,600,000
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas Obligated Group), Series 2008-A, RB, VRDN (TD Bank NA LOC), 1.59%, 05/01/18(a)		5,550	5,550,000
Tarrant County Housing Finance Corp. (Gateway Arlington Apartments Project), Series 2003, RB, VRDN (Fannie Mae LOC), 1.77%, 05/07/18(a)		4,265	4,265,000
Texas A&M University, 1.22%, 05/03/18		1,255	1,254,973
Texas Transportation Commission, Series 2014-B1, RB, VRDN (Sumitomo Mitsui Banking LIQ), 1.78%, 05/07/18(a)		24,965	24,965,000
Texas Water Development Board Tender Option Bond Trust Receipts/Certificates Various States, Series 2015-XF2201, RB, VRDN (Citibank NA LIQ), 1.78%, 05/07/18(a)(b)(c)		300	300,000
University of Texas System (The), 1.22%, 05/15/18		25,000	24,994,307

			690,833,431
Utah — 4.0%(a)
City of Murray (IHC Health Services, Inc.), Series 2003A, RB, VRDN, 1.69%, 05/07/18		69,700	69,700,000
City of Murray (IHC Health Services, Inc.), Series 2003B, RB, VRDN, 1.69%, 05/07/18		49,725	49,725,000
City of West Jordan (Broadmoor Village Apartments LLC), Series 2004, RB, VRDN (Freddie Mac LIQ), 1.82%, 05/07/18		9,675	9,675,000
County of Emery (PacifiCorp Project), Series 1994, RB, VRDN (Canadian Imperial Bank LOC), 1.81%, 05/07/18		26,270	26,270,000
County of Weber (IHC Health Services, Inc.), Series 2000A, RB, VRDN (Bank of New York Mellon SBPA), 1.57%, 05/01/18		5,400	5,400,000

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (unaudited) (continued) April 30, 2018	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Utah (continued)
County of Weber (IHC Health Services, Inc.), Series 2000B, RB, VRDN (U.S. Bank NA SBPA), 1.73%, 05/07/18	USD	4,900	$4,900,000
County of Weber (IHC Health Services, Inc.), Series 2000C, RB, VRDN (Bank of New York Mellon SBPA), 1.57%, 05/01/18		15,200	15,200,000

			180,870,000
Virginia — 0.4%(a)
Alexandria Industrial Development Authority (Young Men’s Christian Association of Metropolitan Washington Facility), Series 1998, RB, VRDN (First National Bank of MD LOC), 1.91%, 05/07/18		1,545	1,545,000
Hampton Roads Transport Accountant Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0606, RB, VRDN (Bank of America NA LIQ), 1.80%, 05/07/18(b)(c)		4,400	4,400,000
Lexington Industrial Development Authority (Washington & Lee University (The)), Series 2010, RB, VRDN, 1.77%, 05/07/18		4,200	4,200,000
Loudoun County Economic Development Authority (Howard Hughes Medical Institute Project), Series 2003F, RB, VRDN, 1.74%, 05/07/18		8,000	8,000,000
University of Virginia, Series 2014-48, RB, VRDN (Citibank NA LIQ), 1.79%, 05/07/18(b)		2,110	2,110,000

			20,255,000
Washington — 1.0%(a)
Washington State Health Care Facilities Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2527, RB, VRDN (Citibank NA LIQ), 1.78%, 05/07/18(b)(c)		1,875	1,875,000
Washington State Housing Finance Commission (Living Care Center Project), Series 2000, RB, VRDN (Wells Fargo Bank NA LOC), 1.78%, 05/07/18		9,000	9,000,000
Washington State Housing Finance Commission (Reserve at Renton Apartments Project), Series 2014, RB, VRDN (East West Bank LOC), 1.77%, 05/07/18		23,200	23,200,000
Washington State Housing Finance Commission (Traditions at South Hill Apartments Project), Series 2011A-B, RB, VRDN (Freddie Mac LOC), 1.75%, 05/07/18		3,630	3,630,000
Washington State Tender Options Bond Trust Receipts/Certificates Various States, Series 2016-XL0007, RB, VRDN (Barclays Bank plc LIQ), 1.90%, 05/07/18(b)(c)		6,920	6,920,000

			44,625,000
Wisconsin — 1.9%(a)
Wisconsin Housing & Economic Development Authority, Series 2015C, RB, VRDN (Royal Bank of Canada SBPA), 1.75%, 05/07/18		25,450	25,450,000
Wisconsin Housing & Economic Development Authority, Series 2016C, RB, VRDN (Royal Bank of Canada SBPA), 1.75%, 05/07/18		16,100	16,100,000
Wisconsin Housing & Economic Development Authority, Series 2017D, RB, VRDN (Royal Bank of Canada SBPA), 1.75%, 05/07/18		19,800	19,800,000
Wisconsin Housing & Economic Development Authority, Series 2018C, RB, VRDN (Royal Bank of Canada SBPA), 1.75%, 05/07/18		24,105	24,105,000

			85,455,000

Total Municipal Bonds — 96.9% (Cost: $4,338,184,415)			4,337,859,091

Security		Par (000)	Value
Closed-End Investment Companies — 2.9%(b)

California — 0.8%(a)
Nuveen California AMT-Free Quality Municipal Income Fund, Series 4, VRDP, (Citibank NA LIQ), 1.80%, 05/07/18	USD	10,200	$10,200,000
Nuveen California AMT-Free Quality Municipal Income Fund, Series 6, VRDP, (Sumitomo Mitsui Banking LIQ), 1.80%, 05/07/18		25,000	25,000,000

			35,200,000
New York — 2.0%(a)
Nuveen New York AMT-Free Municipal Income Fund, Series 1, VRDP, (Citibank NA LIQ), 1.82%, 05/07/18		8,700	8,700,000
Nuveen New York AMT-Free Municipal Income Fund, Series 2, VRDP, (Citibank NA LIQ), 1.82%, 05/07/18		32,800	32,800,000
Nuveen New York AMT-Free Municipal Income Fund, Series 3, VRDP, (Citibank NA LIQ), 1.82%, 05/07/18		8,000	8,000,000
Nuveen New York AMT-Free Municipal Income Fund, Series 5, VRDP, (Sumitomo Mitsui Banking LOC), 1.85%, 05/07/18		14,300	14,300,000
Nuveen New York AMT-Free Quality Municipal Income Fund, Series 5, VRDP, (Toronto-Dominion Bank LIQ), 1.82%, 05/07/18		27,000	27,000,000

			90,800,000
Ohio — 0.1%
Nuveen AMT-Free Quality Municipal Income Fund, Series 2, VRDP, (Citibank NA LIQ), 1.85%, 05/07/18(a)		2,900	2,900,000

Total Closed-End Investment Companies — 2.9% (Cost: $128,900,000)			128,900,000

Total Investments — 99.8% (Cost: $4,467,084,415)			4,466,759,091
Other Assets Less Liabilities — 0.2%			6,956,066

Net Assets — 100.0%			$4,473,715,157

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	When-issued security.

40	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2018	MuniCash

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$4,466,759,091	$—	$4,466,759,091

(a)	See above Schedule of Investments for values in each state.

During the six months ended April 30, 2018, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (unaudited) April 30, 2018	MuniFund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Municipal Bonds — 94.1%

Alaska — 1.7%
Alaska Housing Finance Corp., Series 2009B, RB, VRDN (Wells Fargo Bank NA SBPA), 1.69%, 05/07/18(a)	USD	400	$400,000
Municipality of Anchorage, Series 2018, GO, TAN, 4.00%, 09/17/18		2,000	2,019,568

			2,419,568
Arizona — 0.8%
Arizona Health Facilities Authority (Banner Health Obligated Group), Series 2008E, RB, VRDN (Bank of America NA LOC), 1.77%, 05/07/18(a)		1,230	1,230,000

California — 3.4%
California State Department of Water, 1.58%, 05/11/18		2,000	2,000,000
Metropolitan Water District of Southern California (Securities Industry & Financial Markets Association Index Mode), Series 2017D, RB, VRDN, 1.80%, 07/18/18(a)		3,000	3,000,000

			5,000,000
Colorado — 1.5%(a)
Colorado Housing & Finance Authority, Series 2006A-2, RB, VRDN (Federal Home Loan Bank SBPA), 1.85%, 05/07/18		100	100,000
Sheridan Redevelopment Agency (South Santa Fe Drive Corridor Redevelopment Project), Series 2011A-1, VRDN (JP Morgan Chase Bank NA LOC), 1.82%, 05/07/18		2,090	2,090,000

			2,190,000
Connecticut — 3.8%
Connecticut Housing Finance Authority, Series 2014C, Sub-Series 2014C-2, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 1.76%, 05/07/18(a)		5,595	5,595,000

District of Columbia — 0.7%
District of Columbia (Community Connections Real Estate Foundation), Series 2007A, RB, RAN, VRDN (Manufacturers & Traders LOC), 1.80%, 05/07/18(a)		1,000	1,000,000

Florida — 3.0%(a)
Cape Coral Water & Sewer Revenue Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-YX1071, RB, VRDN (Barclays Bank plc LOC), 1.79%, 05/07/18(b)(c)		1,000	1,000,000
Escambia County Health Facilities Authority (Azalea Trace, Inc.), Series 2003B, RB, VRDN (TD Bank NA SBPA), 1.67%, 05/01/18		3,005	3,005,000
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group), Series 2008, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.73%, 05/07/18		400	400,000

			4,405,000
Hawaii — 1.4%
Hawaii State Tender Option Bond Trust Receipts/Certificates Various States, Series 2016-XF0518, GO, VRDN (Royal Bank of Canada LIQ), 1.79%, 05/07/18(a)(b)(c)		2,000	2,000,000

Idaho — 0.8%
Idaho Housing & Finance Association (Traditions at Boise Apartments Project), Series 2011A, RB, VRDN (Freddie Mac Gty Agreement), 1.78%, 05/07/18(a)		1,250	1,250,000

Illinois — 5.7%
City of Chicago, OHare International Airport CP (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.37%, 06/14/18		1,000	1,000,000
Illinois Finance Authority (Advocate Health Care Network Obligated Group), Series 2008C, Sub-Series C-2B, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.73%, 05/07/18(a)		1,000	1,000,000

Security	Par (000)		Value
Illinois (continued)
Illinois Finance Authority (OSF Healthcare System), Series 2007F, RB, VRDN (Barclays Bank plc LOC), 1.75%, 05/07/18(a)	USD	3,900	$3,900,000
Illinois Finance Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XG0133, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.79%, 05/07/18(a)(b)(c)		1,420	1,420,000
Illinois State Toll Highway Authority, Series 2007A-2D, RB, VRDN (Bank of America NA LOC), 1.73%, 05/07/18(a)		1,000	1,000,000

			8,320,000
Indiana — 4.0%(a)
City of Rockport (AEP Generating Co. Project), Series 1995B, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.72%, 05/07/18		2,000	2,000,000
Indiana Finance Authority (Convention Center Expansion Project), Series 2008, RB, VRDN (BMO Harris Bank NA SBPA), 1.73%, 05/07/18		1,165	1,165,000
Indianapolis Local Public Improvement Bond Bank, Series 2016-XG0024, RB, VRDN (Citibank NA LIQ), 1.84%, 05/07/18(c)		2,600	2,600,000

			5,765,000
Iowa — 4.7%
Iowa Finance Authority (CJ Bio America, lnc.), Series 2012, RB, VRDN (Korea Development Bank LOC), 1.92%, 05/07/18(a)(c)		7,000	7,000,000

Kentucky — 0.3%
Kentucky Economic Development Financing Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XG0161, RB, VRDN (Bank of America NA LIQ), 1.95%, 05/07/18(a)(b)(c)		500	500,000

Louisiana — 1.7%
Louisiana Public Facilities Authority (Air Products & Chemicals, Inc. Project), Series 2010, RB, VRDN, 1.72%, 05/07/18(a)		2,500	2,500,000

Maryland — 0.8%
County of Baltimore (Odyssey School Facility (The)), Series 2001, RB, VRDN (Manufacturers & Traders LOC), 1.80%, 05/07/18(a)		1,170	1,170,000

Massachusetts — 2.0%
Town of Norwood, Series 2017, GO, BAN, 2.50%, 12/20/18		3,000	3,020,759

Michigan — 0.2%
Michigan State Hospital Finance Authority (Ascension Health Senior Credit Group), Series 2010F-1, RB, VRDN, 2.00%, 05/30/18(a)		340	340,184

Nebraska — 2.0%
Omaha Public Power District Electric Revenue Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2551, RB, VRDN (Citibank NA LIQ), 1.80%, 05/07/18(a)(b)(c)		3,000	3,000,000

New Jersey — 4.7%
RBC Municipal Products, Inc. Trust, Series 2017E-103, RB, TAN, VRDN (Royal Bank of Canada LOC), 1.78%, 05/07/18(a)(c)		7,000	7,000,000

New York — 15.2%
City of New York, Series 2012A, Sub-Series A-4, GO, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.75%, 05/07/18(a)		2,985	2,985,000

42	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2018	MuniFund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
New York (continued)
City of New York, Series 2017A, Sub-Series A-5, GO, VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 1.58%, 05/01/18(a)	USD	2,000	$2,000,000
City of New York Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0552, GO, VRDN (Toronto-Dominion Bank LIQ), 1.77%, 05/07/18(a)(b)(c)		300	300,000
Franklin County Civic Development Corp. (Alice Hyde Medical Center Project), Series 2013A, RB, VRDN (HSBC Bank USA NA LOC), 1.78%, 05/07/18(a)		385	385,000
Metropolitan Transportation Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0572, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.78%, 05/07/18(a)(b)(c)		2,555	2,555,000
New York City Housing Development Corp. (Sustainable Neighborhood Bonds), Series 2017G-3, RB, VRDN (Wells Fargo Bank NA SBPA), 1.75%, 05/07/18(a)		2,000	2,000,000
New York City Municipal Water Finance Authority, Series 2011F, Sub-Series FF-2, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 1.59%, 05/01/18(a)		900	900,000
New York City Transitional Finance Authority Future Tax Secured, Series 2013C, Sub-Series C-5, RB, VRDN (Sumitomo Mitsui Banking LOC), 1.73%, 05/07/18(a)		2,000	2,000,000
New York City Transitional Finance Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0566, RB, VRDN (Toronto-Dominion Bank LIQ), 1.77%, 05/07/18(a)(b)(c)		1,000	1,000,000
New York City Transitional Finance Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0607, RB, VRDN (Citibank NA LIQ), 1.78%, 05/07/18(a)(b)(c)		1,000	1,000,000
New York Power Authority (JP Morgan Chase Bank NA, Toronto-Dominion Bank, Wells Fargo Bank NA SBPA), 1.20%, 05/08/18		1,000	1,000,000
New York State Dormitory Authority, Series 2005B, RB, VRDN (Mizuho Bank Ltd. LOC), 1.82%, 05/07/18(a)		1,350	1,350,000
Oneida County Industrial Development Agency (Mohawk Valley Community College Dormitory Corp. Project), Series 2004 A, RB, VRDN (Manufacturers & Traders LOC), 1.80%, 05/07/18(a)		1,200	1,200,000
RBC Municipal Products, Inc. Trust, Series 2018E-118, GO, VRDN (Royal Bank of Canada LOC), 1.63%, 05/01/18(a)(c)		2,000	2,000,000
Triborough Bridge & Tunnel Authority (MTA Bridge & Tunnel Authority), Series 2005A, RB, VRDN (TD Bank NA LOC), 1.74%, 05/07/18(a)		1,205	1,205,000
Triborough Bridge & Tunnel Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0536, RB, VRDN (Royal Bank of Canada LIQ), 1.78%, 05/07/18(a)(b)(c)		500	500,000

			22,380,000
Ohio — 3.8%
American Municipal Power, Inc. (City of Newton Falls Project), Series 2017, RB, BAN, 2.00%, 06/21/18		100	100,112
American Municipal Power, Inc. (Village of Genoa Project), Series 2017, RB, BAN, 2.25%, 12/13/18		500	502,319
American Municipal Power, Inc. (Village of Holiday City Project), Series 2018, RB, BAN, 3.00%, 04/30/19(d)		904	912,506
American Municipal Power, Inc. (Village of Monroeville Project), Series 2018, RB, BAN, 3.00%, 04/25/19(d)		460	464,496
City of Berea, Series 2018, GO,BAN, 2.25%, 03/14/19		1,000	1,006,262
City of Kirtland, Series 2017, GO, BAN, 2.00%, 06/21/18		500	500,517

Security	Par (000)		Value
Ohio (continued)
City of Uhrichsville, Series 2017, GO, BAN, 2.00%, 06/28/18	USD	925	$926,235
Ohio State Hospital Facility Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0573, RB, VRDN (Toronto-Dominion Bank LIQ), 1.78%, 05/07/18(a)(b)(c)		350	350,000
Village of Woodmere, Series 2017, GO, BAN, 2.00%, 10/03/18		765	768,054

			5,530,501
Pennsylvania — 5.5%
City of Philadelphia, Series 2017-18A, RB, TAN, 2.00%, 06/29/18		1,000	1,001,091
Montgomery County Industrial Development Authority (ACTS Retirement-Life Communities, Inc.), Series 2002, RB, VRDN (TD Bank NA SBPA), 1.67%, 05/01/18(a)		4,065	4,065,000
RBC Municipal Products, Inc. Trust, Series 2017E-111, RB, VRDN (Royal Bank of Canada LOC), 1.63%, 05/01/18(a)(c)		2,000	2,000,000
Westmoreland County Municipal Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-YX1075, RB, VRDN (Barclays Bank plc LOC), 1.78%, 05/07/18(a)(b)(c)		1,000	1,000,000

			8,066,091
Rhode Island — 0.7%
City of Cranston, Series 2017-1, GO, BAN, 2.00%, 09/06/18		1,000	1,003,506

South Carolina — 1.1%
City of Columbia, Series 2009, RB, VRDN (Sumitomo Mitsui Banking LOC), 1.75%, 05/07/18(a)		1,600	1,600,000

Tennessee — 0.7%
City of Memphis, 1.55%, 05/15/18		1,000	1,000,000

Texas — 15.4%
City of Austin, Series 2017A, RB, VRDN (Citibank NA LOC), 1.76%, 05/07/18(a)		2,000	2,000,000
City of Austin Water & Wastewater System, Series 2008, RB, VRDN (Citibank NA LOC), 1.76%, 05/07/18(a)		700	700,000
City of Garland, 1.65%, 05/04/18		5,000	5,000,000
Fort Bend Independent School District, 1.31%, 06/05/18		2,500	2,500,000
Harris County Cultural Education Facilities Finance Corp. (Methodist Health System), 1.38%, 05/23/18		4,000	4,000,000
Katy Texas Independent School District Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XG0163, GO, VRDN (Bank of America NA LIQ), 1.79%, 05/07/18(a)(b)(c)		1,000	1,000,000
Port of Arthur Navigation District Industrial Development Corp. (Total Petrochemicals USA, Inc. Project), Series 2010 A, RB, VRDN, 1.81%, 05/07/18(a)		1,000	1,000,000
Port of Port Arthur Navigation District (ATOFINA Petrochemicals, Inc.), Series 2002C, RB, VRDN, 1.81%, 05/07/18(a)		1,500	1,500,000
San Antonio Electric & Gas (State Street Bank & Trust Co., Wells Fargo Bank), 1.73%, 06/06/18		1,000	1,000,000
San Antonio Water System (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 1.28%, 05/07/18		1,000	1,000,000
State of Texas, Series 2017, RB, TAN, 4.00%, 08/30/18		2,000	2,018,319
Texas Transportation Commission, Series 2014-B1, RB, VRDN (Sumitomo Mitsui Banking LIQ), 1.78%, 05/07/18(a)		1,000	1,000,000

			22,718,319
Utah — 2.3%(a)
County of Emery (PacifiCorp Project), Series 1994, RB, VRDN (Canadian Imperial Bank LOC), 1.81%, 05/07/18		2,500	2,500,000

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (unaudited) (continued) April 30, 2018	MuniFund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Utah (continued)
County of Weber (IHC Health Services, Inc.), Series 2000A, RB, VRDN (Bank of New York Mellon SBPA), 1.57%, 05/01/18	USD	500	$500,000
County of Weber (IHC Health Services, Inc.), Series 2000C, RB, VRDN (Bank of New York Mellon SBPA), 1.57%, 05/01/18		400	400,000

			3,400,000
Virginia — 0.6%(a)
Hampton Roads Transport Accountant Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0606, RB, VRDN (Bank of America NA LIQ), 1.80%, 05/07/18(b)(c)		700	700,000
Virginia College Building Authority (Washington & Lee University (The)), Series 2015B, RB, VRDN, 1.77%, 05/07/18		100	100,000

			800,000
Washington — 0.7%
Washington State Tender Options Bond Trust Receipts/Certificates Various States, Series 2016-XL0007, RB, VRDN (Barclays Bank plc LIQ), 1.90%, 05/07/18(a)(b)(c)		1,000	1,000,000

Wisconsin — 4.9%
Wisconsin Housing & Economic Development Authority, Series 2017C-4, RB, VRDN (Federal Home Loan Bank SBPA), 1.78%, 05/07/18(a)		7,255	7,255,000

Total Municipal Bonds — 94.1% (Cost: $138,458,928)			138,458,928

Closed-End Investment Companies — 6.2%(c)

New York — 3.5%(a)
Nuveen New York AMT-Free Municipal Income Fund, Series 1, VRDP, (Citibank NA LIQ), 1.82%, 05/07/18		1,500	1,500,000
Nuveen New York AMT-Free Municipal Income Fund, Series 5, VRDP, (Citibank NA LIQ), 1.85%, 05/07/18		700	700,000

Security	Par (000)		Value
Closed-End Investment Companies (continued)

New York (continued)
Nuveen New York AMT-Free Quality Municipal Income Fund, Series 5, VRDP, (Toronto-Dominion Bank LIQ), 1.82%, 05/07/18	USD	3,000	$3,000,000

			5,200,000
Ohio — 2.7%
Nuveen AMT-Free Quality Municipal Income Fund, Series 2, VRDP, (Citibank NA LIQ), 1.85%, 05/07/18(a)		4,000	4,000,000

Total Closed-End Investment Companies — 6.2% (Cost: $9,200,000)			9,200,000

Total Investments — 100.3% (Cost: $147,658,928)			147,658,928
Liabilities in Excess of Other Assets — (0.3)%			(458,278)

Net Assets — 100.0%			$147,200,650

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	When-issued security.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$147,658,928	$—	$147,658,928

(a)	See above Schedule of Investments for values in each state.

During the six months ended April 30, 2018, there were no transfers between levels.

See notes to financial statements.

44	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) April 30, 2018	California Money Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Municipal Bonds — 96.2%

California — 96.2%
Bay Area Toll Authority, Series 2007C-2, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.50%, 05/07/18(a)	USD	850	$850,000
Bay Area Toll Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2016-XG0019, RB, VRDN (Bank of America NA LIQ), 1.77%, 05/07/18(a)(b)(c)		200	200,000
California Educational Facilities Authority (California Institute of Technology), Series 2006B, RB, VRDN, 1.65%, 05/07/18(a)		400	400,000
California Health Facilities Financing Authority (Children’s Hospital of Orange County), Series 2009B, RB, VRDN (U.S. Bank NA LOC), 1.62%, 05/07/18(a)		1,100	1,100,000
California Health Facilities Funding Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2015-XF0152, RB, VRDN (Bank of America NA LIQ), 1.79%, 05/07/18(a)(b)(c)		1,590	1,590,000
California Infrastructure & Economic Development Bank (Pacific Gas and Electric Co.), Series 2009B, RB, VRDN (Union Bank NA LOC), 1.45%, 05/01/18(a)		500	500,000
California Municipal Finance Authority (Copper Square Apartments LP), Series 2016A-1, RB, VRDN (East West Bank LOC), 1.67%, 05/07/18(a)		2,025	2,025,000
California Pollution Control Financing Authority (Air Products & Chemicals, Inc.), Series 1997B, RB, RAN, VRDN, 1.38%, 05/01/18(a)		2,000	2,000,000
California Pollution Control Financing Authority (Pacific Gas & Electric Co.), Series 1996C, RB, VRDN (Mizuho Bank Ltd. LOC), 1.45%, 05/01/18(a)		1,000	1,000,000
City & County of San Francisco (1601 Mariposa Apartments), Series 2017B-2, RB, VRDN (Bank of America NA LOC), 1.77%, 05/07/18(a)		890	890,000
City of Modesto, Series 2008A, COP, VRDN (JP Morgan Chase Bank NA LOC), 1.68%, 05/07/18(a)		400	400,000
County of Los Angeles, Series 2017, RB, TAN, 5.00%, 06/29/18		400	402,367
County of Riverside (2009 Public Safety Communication And Woodcrest Library Project), Series 2009, COP, VRDN (Bank of America NA LOC), 1.67%, 05/07/18(a)		700	700,000
Eastern Municipal Water District, Series 2017B, RB, VRDN (Sumitomo Mitsui Banking SBPA), 1.66%, 05/07/18(a)		1,050	1,050,000
Fontana California Unified School District Tender Option Bond Trust Receipts/Certificates Various States, Series 2015-XF0111, GO, VRDN (JP Morgan Chase Bank NA LIQ), 1.82%, 05/07/18(a)(b)(c)		1,600	1,600,000
Hartnell Community College District Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0587, GO, VRDN (Toronto-Dominion Bank LIQ), 1.78%, 05/07/18(a)(b)		1,995	1,995,000
Imperial Irrigation District Electric Revenue Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XM0488, RB, VRDN (Royal Bank of Canada LIQ), 1.80%, 05/07/18(a)(b)(c)		1,200	1,200,000
Imperial Irrigation District Electric Revenue Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XM0611, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.80%, 05/07/18(a)(b)(c)		300	300,000
Los Angeles County, Series 2018B, 1.27%, 05/01/18		1,000	1,000,000
Los Angeles County Housing Authority (Lincoln Malibu Meadows II LP), Series 1998C, RB, VRDN (Fannie Mae LIQ), 1.73%, 05/07/18(a)		2,399	2,399,000

Security		Par (000)	Value
California (continued)
Los Angeles County Metropolitan Transportation Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2532, RB, VRDN (Citibank NA LIQ), 1.76%, 05/07/18(a)(b)(c)	USD	370	$370,000
Los Angeles Department of Water & Power, Series 2001, Sub-Series B-3, RB, VRDN (Barclays Bank plc SBPA), 1.29%, 05/01/18(a)		800	800,000
Los Angeles Department of Water & Power (Water System Revenue Bonds), Series 2001B, Sub-Series B-1, RB, VRDN (Royal Bank of Canada SBPA), 1.60%, 05/07/18(a)		1,500	1,500,000
Los Angeles Department of Water & Power (Water System Revenue Bonds), Series 2001B, Sub-Series B-5, RB, VRDN (TD Bank NA SBPA), 1.60%, 05/07/18(a)		175	175,000
Metropolitan Water District of Southern California, Series 2015A-2, RB, VRDN, 1.61%, 05/07/18(a)		1,700	1,700,000
Mission Viejo Community Development Financing Authority (Mall Improvement Project), Series 1999A, RB, VRDN (MUFG Union Bank NA LOC), 1.78%, 05/07/18(a)		450	450,000
Northern California Power Agency (Hydroelectric Project), Series 2008A, RB, VRDN (Bank of Montreal LOC), 1.64%, 05/07/18(a)		1,775	1,775,000
Palomar County Community College District Tender Option Bond Trust Receipts/Certificates Various Trust, Series 2015-XF0137, GO, VRDN (JP Morgan Chase Bank NA LIQ), 1.76%, 05/07/18(a)(b)(c)		1,400	1,400,000
Riverside County Asset Leasing Corp. (Southwest Justice Center Refunding), Series 2008A, RB, VRDN (Wells Fargo Bank NA LOC), 1.72%, 05/07/18(a)		1,900	1,900,000
Riverside County Transportation Commission, Series 2016-XF2297, RB, VRDN (Citibank NA LIQ), 1.80%, 05/07/18(a)(c)(d)		1,075	1,075,000
Sacramento Transportation Authority, Series 2015A, RB, VRDN (Mizuho Bank Ltd. SBPA), 1.68%, 05/07/18(a)		1,855	1,855,000
San Diego County Regional Transportation Commission, Series 2008C, RB, VRDN (Bank of America NA SBPA), 1.69%, 05/07/18(a)		500	500,000
San Diego Housing Authority (Hillside Garden Apartment), Series 2004C, RB, VRDN (Fannie Mae LOC), 1.73%, 05/07/18(a)		1,085	1,085,000
San Diego Housing Authority (Park & Market Apartments Obligated Group), Series 2017A, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.77%, 05/07/18(a)		1,625	1,625,000
San Francisco California Bay Area Rapid Transit District Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF2449, GO, VRDN (Citibank NA LIQ), 1.76%, 05/07/18(a)(b)(c)		200	200,000
San Francisco City & County Public Utilities Commission, 1.65%, 05/23/18		1,000	1,000,000
San Francisco City & County Redevelopment Agency Successor Agency, Series 2002, VRDN (Bank of America NA LOC), 1.66%, 05/07/18(a)		500	500,000
San Jose California Unified School District Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2534, GO, VRDN (Citibank NA LIQ), 1.76%, 05/07/18(a)(b)(c)		520	520,000
San Rafael Redevelopment Agency (Fairfax Street Apartments), Series 2001A, RB, VRDN (Citibank NA LOC), 1.79%, 05/07/18(a)		300	300,000
Santa Clara Valley Transportation Authority, Series 2008C, RB, VRDN (Sumitomo Mitsui Banking SBPA), 1.68%, 05/07/18(a)		1,525	1,525,000

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (unaudited) (continued) April 30, 2018	California Money Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
California (continued)
Santa Clara Valley Transportation Authority, Series 2008D, RB, VRDN (Sumitomo Mitsui Banking SBPA), 1.66%, 05/07/18(a)	USD	650	$650,000
Sonoma Valley California Unified School District Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XG0151, GO, VRDN (TD Bank NA LIQ), 1.80%, 05/07/18(a)(b)(c)		1,000	1,000,000
State of California, Series 2005A1-2, GO, VRDN (Royal Bank of Canada LOC), 1.60%, 05/07/18(a)		900	900,000
State of California, Series 2005B1, GO, VRDN (Mizuho Bank Ltd. LOC), 1.59%, 05/07/18(a)		200	200,000
State of California Department of Water Resources, 1.65%, 05/17/18		1,000	1,000,000
University of California, 1.38%, 07/11/18		1,500	1,500,000
University of California, Series 2013AL-4, RB, VRDN, 1.68%, 05/07/18(a)		300	300,000

Total Municipal Bonds — 96.2% (Cost: $47,406,367)			47,406,367

Closed-End Investment Companies — 3.7%

California — 3.7%
Nuveen California AMT-Free Quality Municipal Income Fund, Series 4, VRDP, (Citibank NA LIQ), 1.80%, 05/07/18(a)		1,800	1,800,000

Total Closed-End Investment Companies — 3.7% (Cost: $1,800,000)			1,800,000

Total Investments — 99.9% (Cost: $49,206,367)			49,206,367

Other Assets Less Liabilities — 0.1%			56,376

Net Assets — 100.0%			$49,262,743

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	When-issued security.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$49,206,367	$—	$49,206,367

(a)	See above Schedule of Investments for values in the state.

During the six months ended April 30, 2018, there were no transfers between levels.

See notes to financial statements.

46	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) April 30, 2018	New York Money Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Municipal Bonds — 97.4%

New York — 97.4%(a)
Albany Industrial Development Agency (Corning Preserve/Hudson Riverfront Development Project), Series 2002, RB, VRDN (Keybank NA LOC), 1.90%, 05/07/18	USD	730	$730,000
Amherst Development Corp. (Asbury Pointe, Inc. Project), Series 2011A, RB, VRDN (Manufacturers & Traders LOC), 1.80%, 05/07/18		1,600	1,600,000
City of New York, Series 2008, Sub-Series J-6, GO, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 1.58%, 05/01/18		200	200,000
City of New York, Series 2012G, Sub-Series G-7, GO, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.59%, 05/01/18		100	100,000
East Rochester Housing Authority (Park Ridge Nursing Home, Inc. Project), Series 2008, RB, VRDN (M&T Bank LOC), 1.80%, 05/07/18		585	585,000
Franklin County Civic Development Corp. (Alice Hyde Medical Center Project), Series 2013A, RB, VRDN (HSBC Bank USA NA LOC), 1.78%, 05/07/18		675	675,000
Metropolitan Transportation Authority, Series 2005, Sub-Series E-1, RB, VRDN (Bank of Montreal LOC), 1.56%, 05/01/18		340	340,000
Metropolitan Transportation Authority, Series 2016B, Sub-Series B-1, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.75%, 05/07/18		700	700,000
Nassau Health Care Corp., Series 2009C, Sub-Series C2, RB, VRDN (Wells Fargo Bank NA LOC), 1.73%, 05/07/18		535	535,000
New York City Health & Hospital Corp., Series 2008B, RB, VRDN (TD Bank NA LOC), 1.71%, 05/07/18		500	500,000
New York City Health & Hospital Corp. (HHC Capital Corp.), Series 2008C, RB, VRDN (TD Bank NA LOC), 1.76%, 05/07/18		300	300,000
New York City Municipal Water Finance Authority, Series 2012B, RB, VRDN (State Street Bank & Trust Co. SBPA), 1.53%, 05/01/18		100	100,000
New York City Municipal Water Finance Authority, Series 2013AA, Sub-Series AA-2, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 1.75%, 05/07/18		150	150,000
New York City Municipal Water Finance Authority, Series 2016BB-1B, RB, VRDN (State Street Bank & Trust Co. SBPA), 1.56%, 05/01/18		200	200,000
New York City Transitional Finance Authority Future Tax Secured, Series 2002, Sub-Series 3-H, RB, VRDN (Royal Bank of Canada SBPA), 1.55%, 05/01/18		300	300,000
New York City Transitional Finance Authority Future Tax Secured, Series 2012A, Sub-Series 2012A-4, RB, VRDN (Northern Trust Company SBPA), 1.59%, 05/01/18		100	100,000
New York Environmental Facilities Corporation Clean Water Tender Option Bond Trust Receipts/Certificates Various States, Series 2016-XF2344, RB, VRDN (Citibank NA LIQ), 1.78%, 05/07/18(b)(c)		1,100	1,100,000
New York Local Government Assistance Corp., Series 2008B-7V, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.73%, 05/07/18		500	500,000
New York Local Government Assistance Corp. (A Public Benefit Corporation Of The State Of New York), Series 2003A-8V, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.73%, 05/07/18		500	500,000
New York State Dormitory Authority, Series 2005B, RB, VRDN (Mizuho Bank Ltd. LOC), 1.82%, 05/07/18		200	200,000
New York State Dormitory Authority (City University System, Consolidated Fifth), Series 2008C, RB, VRDN (Bank of America NA LOC), 1.74%, 05/07/18		190	190,000

Security		Par (000)	Value
New York (continued)
New York State Dormitory Authority (City University System, Consolidated Fifth), Series 2008D, RB, VRDN (TD Bank NA LOC), 1.72%, 05/07/18	USD	585	$585,000
New York State Dormitory Authority (St John’s University), Series 2008B-1, RB, VRDN (Bank of America NA LOC), 1.74%, 05/07/18		295	295,000
New York State Dormitory Authority (Trustees of Columbia University), Series 2003B, RB, VRDN, 1.50%, 05/07/18		600	600,000
New York State Dormitory Authority (University of Rochester), Series 2003A, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.55%, 05/01/18		100	100,000
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.), Series 2005A, Sub-Series A-1, RB, VRDN (Mizuho Bank Ltd. LOC), 1.77%, 05/07/18		600	600,000
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.), Series 2005A, Sub-Series A-2, RB, VRDN (Mizuho Bank Ltd. LOC), 1.69%, 05/07/18		300	300,000
New York State Housing Finance Agency, Series 2003L, RB, VRDN (Bank of America NA LOC), 1.75%, 05/07/18		525	525,000
New York State Housing Finance Agency (42nd and 10th Associates LLC), Series 2008A, RB, VRDN (Freddie Mac LOC), 1.75%, 05/07/18		250	250,000
New York State Housing Finance Agency (42nd and 10th Associates LLC), Series 2010A, RB, VRDN (Freddie Mac LOC), 1.75%, 05/07/18		500	500,000
New York State Housing Finance Agency (606 West 57th Street Housing), Series 2016A, RB, VRDN (Wells Fargo Bank NA LOC), 1.76%, 05/07/18		800	800,000
New York State Housing Finance Agency (625 West 57th Street Housing), Series 2014A, RB, VRDN (Bank of New York Mellon LOC), 1.75%, 05/07/18		300	300,000
New York State Housing Finance Agency (625 West 57th Street Housing), Series 2015A-1, RB, VRDN (Bank of New York Mellon LOC), 1.75%, 05/07/18		100	100,000
New York State Housing Finance Agency (Barclay Street Realty LLC), Series 2004A, RB, VRDN (Fannie Mae LOC), 1.75%, 05/07/18		950	950,000
New York State Housing Finance Agency (Clinton Park Development LLC), Series 2010A, RB, VRDN (Freddie Mac LIQ), 1.77%, 05/07/18		800	800,000
New York State Housing Finance Agency (Historic Front Street Housing), Series 2003A, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 1.77%, 05/07/18		850	850,000
New York State Housing Finance Agency (River Terrace Associates LLC), Series 2004A, RB, VRDN (Fannie Mae LOC), 1.73%, 05/07/18		400	400,000
New York State Urban Development Corp., Series 2008A-1, RB, VRDN (Wells Fargo Bank NA LOC), 1.73%, 05/07/18		300	300,000
Oneida County Industrial Development Agency (Mohawk Valley Community College Dormitory Corp. Project), Series 2004 A, RB, VRDN (Manufacturers & Traders LOC), 1.80%, 05/07/18		500	500,000
Rensselaer County Industrial Development Agency (Sage Colleges (The)), Series 2002A, RB, VRDN (Manufacturers & Traders LOC), 1.80%, 05/07/18		560	560,000
Syracuse Industrial Development Agency (Syracuse University Project), Series 2005B, RB, VRDN (U.S. Bank NA LOC), 1.73%, 05/07/18		400	400,000

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (unaudited) (continued) April 30, 2018	New York Money Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
New York (continued)
Triborough Bridge & Tunnel Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0536, RB, VRDN (Royal Bank of Canada LIQ), 1.78%, 05/07/18(b)(c)	USD	1,000	$1,000,000
Westchester County Industrial Development Agency (Northern Westchester Hospital Association), Series 2004, RB, VRDN (TD Bank NA LOC), 1.72%, 05/07/18		600	600,000

Total Municipal Bonds — 97.4% (Cost: $20,920,000)			20,920,000

Closed-End Investment Companies — 2.3%

New York — 2.3%
Nuveen New York AMT-Free Municipal Income Fund, Series 3, VRDP, (Citibank NA LIQ), 1.82%, 05/07/18(a)(c)		500	500,000

Total Closed-End Investment Companies — 2.3% (Cost: $500,000)			500,000

Total Investments — 99.7% (Cost: $21,420,000)			21,420,000
Other Assets Less Liabilities — 0.3%			60,267

Net Assets — 100.0%			$21,480,267

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$21,420,000	$—	$21,420,000

(a)	See above Schedule of Investments for values in each state.

During the six months ended April 30, 2018, there were no transfers between levels.

See notes to financial statements.

48	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited)

April 30, 2018

	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund

ASSETS
Investments at value — unaffiliated(a)	$2,832,234,094	$54,357,827,022	$2,265,233,631	$9,528,677,603	$28,280,672,263
Cash	92,772,413	1,354,706,156	57,082,317	330,419,765	1,061,543,262
Repurchase agreements at value — unaffiliated(b)	—	42,036,522,892	202,500,000	1,526,500,000	48,511,508,632
Receivables:
Investments sold	—	798,369,104	—	39,904,667	698,050,925
Interest — unaffiliated	617,201	36,732,912	1,638,357	9,990,062	16,841,263
From the Manager	5,968	49,420	—	3,102	34,872
Prepaid expenses	78,600	663,040	294,156	92,506	1,167,369
Other assets	—	—	1,580	—	—

Total assets	2,925,708,276	98,584,870,546	2,526,750,041	11,435,587,705	78,569,818,586

LIABILITIES
Payables:
Investments purchased	74,652,115	2,007,869,427	—	—	1,656,277,584
Board consolidation	388	6,128	437	3,819	7,061
Printing fees	51,208	63,762	17,144	26,672	40,097
Custodian fees	16,702	401,079	8,091	48,642	148,933
Income dividends	2,620,717	61,247,724	3,518,645	5,027,611	43,832,464
Management fees	366,603	12,968,789	282,453	1,673,626	9,739,208
Trustees’ and Officer’s fees	50,037	107,582	—	5,707	45,102
Other accrued expenses	75,005	150,732	40,660	139,036	210,184
Professional fees	30,110	351,470	21,174	88,257	262,771
Service and distribution fees	38,791	2,426,144	4,667	447,001	1,078,230
Transfer agent fees	42,805	466,958	3,200	120,875	322,867

Total liabilities	77,944,481	2,086,059,795	3,896,471	7,581,246	1,711,964,501

NET ASSETS	$2,847,763,795	$96,498,810,751	$2,522,853,570	$11,428,006,459	$76,857,854,085

NET ASSETS CONSIST OF
Paid-in capital	$2,847,654,227	$96,498,806,630	$2,522,829,408	$11,427,253,348	$76,856,948,546
Undistributed (distributions in excess of) net investment income	82,371	932,065	(37,900)	(340,835)	1,057,109
Accumulated net realized gain (loss)	27,197	(927,944)	72,142	1,472,992	(151,570)
Net unrealized appreciation (depreciation)	—	—	(10,080)	(379,046)	—

NET ASSETS	$2,847,763,795	$96,498,810,751	$2,522,853,570	$11,428,006,459	$76,857,854,085

(a) Investments at cost — unaffiliated	$2,832,234,094	$54,357,827,022	$2,265,243,711	$9,529,056,649	$28,280,672,263
(b) Repurchase agreements at cost — unaffiliated	$—	$42,036,522,892	$202,500,000	$1,526,500,000	$48,511,508,632

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Assets and Liabilities  (unaudited) (continued)

April 30, 2018

	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund

NET ASSET VALUE

Institutional
Net assets	$2,652,515,694	$84,067,772,479	$2,510,402,621	$10,573,147,488	$63,377,048,504

Share outstanding(c)	2,652,406,595	84,067,754,876	2,509,952,588	10,570,939,549	63,376,256,669

Net asset value	$1.00	$1.00	$1.0002	$1.0002	$1.00

Dollar
Net assets	$118,102,533	$1,945,785,865	$12,450,949	$105,172,020	$2,650,486,062

Share outstanding(c)	118,097,674	1,945,785,458	12,448,422	105,146,688	2,650,452,935

Net asset value	$1.00	$1.00	$1.0002	$1.0002	$1.00

Cash Management
Net assets	$14,350,330	$142,621,956	$—	$644,426,255	$602,475,191

Share outstanding(c)	14,349,740	142,621,927	—	644,288,652	602,467,663

Net asset value	$1.00	$1.00	$—	$1.0002	$1.00

Cash Reserve
Net assets	$376,027	$1,205,858,332	$—	$4,257,683	$73,042,288

Share outstanding(c)	376,012	1,205,858,079	—	4,256,754	73,041,374

Net asset value	$1.00	$1.00	$—	$1.0002	$1.00

Administration
Net assets	$62,419,211	$2,717,389,012	$—	$99,544,022	$748,955,074

Share outstanding(c)	62,416,645	2,717,388,443	—	99,520,616	748,945,716

Net asset value	$1.00	$1.00	$—	$1.0002	$1.00

Select
Net assets	$—	$175,828,896	$—	$633.35	$33,487,702

Share outstanding(c)	—	175,828,859	—	633.15	33,487,284

Net asset value	$—	$1.00	$—	$1.0003	$1.00

Private Client
Net assets	$—	$770,930	$—	$1,458,358	$—

Share outstanding(c)	—	770,929	—	1,458,011	—

Net asset value	$—	$1.00	$—	$1.0002	$—

Capital
Net assets	$—	$6,242,783,281	$—	$—	$9,372,359,264

Share outstanding(c)	—	6,242,781,974	—	—	9,372,242,152

Net asset value	$—	$1.00	$—	$—	$1.00

(c)	Unlimited number of shares authorized, no par value.

See notes to financial statements.

50	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited) (continued)

April 30, 2018

	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund

ASSETS
Investments at value — unaffiliated(a)	$27,221,706,460	$4,466,759,091	$147,658,928	$49,206,367	$21,420,000
Cash	917,798,582	8,283,369	58,291	7,307	7,737
Receivables:
Investments sold	—	311,546	—	—	—
Interest — unaffiliated	6,902,857	10,978,573	487,350	111,166	37,507
From the Manager	17,649	—	3,476	22,958	41,030
Prepaid expenses	643,534	238,115	82,729	20,978	33,881
Other assets	83,259	51,331	—	1,550	2,351

Total assets	28,147,152,341	4,486,622,025	148,290,774	49,370,326	21,542,506

LIABILITIES
Payables:
Investments purchased	1,272,544,572	8,451,131	912,507	—	—
Printing fees	33,371	17,907	18,593	18,662	18,557
Board consolidation	2,029	717	232	206	217
Custodian fees	76,882	5,288	8,151	1,213	1,143
Income dividends	26,562,944	3,732,453	100,150	39,545	14,163
Management fees	3,576,182	622,447	—	2,983	5,149
Trustees’ and Officer’s fees	29,720	4,891	1,490	—	402
Other accrued expenses	20,994	12,281	4,507	173	529
Professional fees	125,378	37,557	28,740	42,132	19,132
Service and distribution fees	550,844	2,379	5,898	842	1,590
Transfer agent fees	105,550	19,817	9,856	1,827	1,357

Total liabilities	1,303,628,466	12,906,868	1,090,124	107,583	62,239

NET ASSETS	$26,843,523,875	$4,473,715,157	$147,200,650	$49,262,743	$21,480,267

NET ASSETS CONSIST OF
Paid-in capital	$26,843,027,362	$4,474,031,346	$147,211,048	$49,262,387	$21,480,267
Undistributed net investment income	514,324	—	2,295	356	—
Accumulated net realized gain (loss)	(17,811)	9,135	(12,693)	—	—
Net unrealized appreciation (depreciation)	—	(325,324)	—	—	—

NET ASSETS	$26,843,523,875	$4,473,715,157	$147,200,650	$49,262,743	$21,480,267

(a) Investments at cost — unaffiliated	$27,221,706,460	$4,467,084,415	$147,658,928	$49,206,367	$21,420,000

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Assets and Liabilities  (unaudited) (continued)

April 30, 2018

	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund

NET ASSET VALUE

Institutional
Net assets	$25,809,700,413	$4,472,327,640	$123,053,624	$46,458,035	$20,759,293

Share outstanding(b)	25,809,222,900	4,472,177,386	122,911,357	46,456,657	20,759,285

Net asset value	$1.00	$1.0000	$1.00	$1.00	$1.00

Dollar
Net assets	$461,877,503	$1,387,517	$4,608,551	$—	$—

Share outstanding(b)	461,869,015	1,387,488	4,603,221	—	—

Net asset value	$1.00	$1.0000	$1.00	$—	$—

Cash Management
Net assets	$19,703,678	$—	$132,098	$—	$—

Share outstanding(b)	19,703,316	—	131,945	—	—

Net asset value	$1.00	$—	$1.00	$—	$—

Cash Reserve
Net assets	$2,061,416	$—	$—	$—	$—

Share outstanding(b)	2,061,378	—	—	—	—

Net asset value	$1.00	$—	$—	$—	$—

Administration
Net assets	$518,365,481	$—	$16,301,442	$—	$—

Share outstanding(b)	518,355,953	—	16,282,606	—	—

Net asset value	$1.00	$—	$1.00	$—	$—

Select
Net assets	$31,815,384	$—	$2,780,380	$2,029,497	$389,457

Share outstanding(b)	31,814,800	—	2,777,165	2,029,437	389,457

Net asset value	$1.00	$—	$1.00	$1.00	$1.00

Private Client
Net assets	$—	$—	$324,555	$775,211	$331,517

Share outstanding(b)	—	—	324,180	775,188	331,517

Net asset value	$—	$—	$1.00	$1.00	$1.00

(b)	Unlimited number of shares authorized, no par value.

See notes to financial statements.

52	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited)

April 30, 2018

	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund

INVESTMENT INCOME
Interest — unaffiliated	$20,796,855	$658,601,596	$16,667,629	$108,054,621	$479,750,291

Total investment income	20,796,855	658,601,596	16,667,629	108,054,621	479,750,291

EXPENSES
Management	3,488,994	84,700,650	3,189,982	13,468,592	61,941,588
Service and distribution — class specific	241,991	7,414,249	19,569	1,858,848	5,883,455
Registration	76,997	596,983	229,263	364,620	860,104
Professional	47,827	302,808	36,899	99,277	209,462
Transfer agent	32,654	291,376	9,652	329,083	138,914
Custodian	23,432	260,662	27,071	89,041	262,969
Printing	10,074	27,577	15,509	30,531	28,445
Trustees and Officer	9,438	285,339	6,694	53,027	186,947
Board consolidation	388	6,127	437	3,819	7,061
Miscellaneous	28,439	298,492	29,289	94,688	225,260

Total expenses	3,960,234	94,184,263	3,564,365	16,391,526	69,744,205

Less:
Fees waived and/or reimbursed by the Manager	(1,136,832)	(8,058,494)	(1,764,091)	(2,787,283)	(6,487,521)
Service and distribution fees waived — class specific	—	(47,907)	—	(3,227)	(38,988)

Total expenses after fees waived and/or reimbursed	2,823,402	86,077,862	1,800,274	13,601,016	63,217,696

Net investment income	17,973,453	572,523,734	14,867,355	94,453,605	416,532,595

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments	55,096	(1,132,782)	27,493	211,431	(691,620)
Net change in unrealized depreciation on investments	—	—	(42,666)	(1,756,034)	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,028,549	$571,390,952	$14,852,182	$92,909,002	$415,840,975

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Operations  (unaudited) (continued)

April 30, 2018

	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund

INVESTMENT INCOME
Interest — unaffiliated	$191,732,076	$25,041,964	$996,325	$281,073	$139,515

Total investment income	191,732,076	25,041,964	996,325	281,073	139,515

EXPENSES
Management	25,514,324	5,537,804	279,380	87,623	41,608
Service and distribution — class specific	1,180,760	1,853	28,893	11,909	2,356
Registration	821,316	228,224	77,100	21,422	37,182
Custodian	153,048	46,803	5,127	2,955	1,992
Transfer agent	135,883	25,485	4,722	2,522	1,592
Professional	100,976	45,631	34,226	32,134	32,883
Trustees and Officer	85,382	13,261	3,873	4,466	3,441
Printing	19,395	14,266	14,895	14,490	14,393
Board consolidation	2,029	717	232	206	217
Miscellaneous	106,376	14,988	11,541	5,393	6,726

Total expenses	28,119,489	5,929,032	459,989	183,120	142,390

Less:
Fees waived and/or reimbursed by the Manager	(3,714,382)	(1,870,657)	(271,160)	(124,422)	(117,787)
Service and distribution fees waived — class specific	(3,630)	—	(1,455)	(2,116)	(675)

Total expenses after fees waived and/or reimbursed	24,401,477	4,058,375	187,374	56,582	23,928

Net investment income	167,330,599	20,983,589	808,951	224,491	115,587

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments	(424,231)	9,139	(12,687)	—	—
Net change in unrealized depreciation on investments	—	(259,627)	—	—	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$166,906,368	$20,733,101	$796,264	$224,491	$115,587

See notes to financial statements.

54	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (unaudited)

	Federal Trust Fund		FedFund
	Six Months Ended 04/30/2018 (Unaudited)	Year Ended 10/31/2017	Six Months Ended 04/30/2018 (Unaudited)	Year Ended 10/31/2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$17,973,453	$18,960,887	$572,523,734	$540,085,826
Net realized gain (loss)	55,096	(17,999)	(1,132,782)	216,511

Net increase in net assets resulting from operations	18,028,549	18,942,888	571,390,952	540,302,337

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(16,967,978)	(18,006,882)	(538,885,279)	(516,065,493)
Dollar	(673,536)	(577,738)	(9,625,827)	(8,000,675)
Cash Management	(51,846)	(26,481)	(609,990)	(298,553)
Cash Reserve	(1,657)	(1,047)	(4,885,116)	(2,599,156)
Administration	(278,403)	(348,739)	(14,686,572)	(12,986,829)
Select	—	—	(431,834)	(130,869)
Private Client	—	—	(5,028)	(3,699)
Premier	—	—	—	(1)
Capital	—	—	(3,393,950)	—
From net realized gain:
Institutional	—	(74,346)	—	—
Dollar	—	(3,463)	—	—
Cash Management	—	(660)	—	—
Cash Reserve	—	(10)	—	—
Administration	—	(1,073)	—	—

Decrease in net assets resulting from distributions to shareholders	(17,973,420)	(19,040,439)	(572,523,596)	(540,085,275)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(126,536,833)	(484,956,793)	13,079,746,335	(4,860,259,757)

NET ASSETS
Total increase (decrease) in net assets	(126,481,704)	(485,054,344)	13,078,613,691	(4,860,042,695)
Beginning of period	2,974,245,499	3,459,299,843	83,420,197,060	88,280,239,755

End of period	$2,847,763,795	$2,974,245,499	$96,498,810,751	$83,420,197,060

Undistributed net investment income, end of period	$82,371	$82,338	$932,065	$931,927

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets  (unaudited) (continued)

	TempCash		TempFund
	Six Months Ended 04/30/2018 (Unaudited)	Year Ended 10/31/2017	Six Months Ended 04/30/2018 (Unaudited)	Year Ended 10/31/2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$14,867,355	$5,571,207	$94,453,605	$127,271,612
Net realized gain	27,493	5,593	211,431	1,261,561
Net change in unrealized appreciation (depreciation)	(42,666)	32,735	(1,756,034)	28,548

Net increase in net assets resulting from operations	14,852,182	5,609,535	92,909,002	128,561,721

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(14,774,534)	(5,431,359)	(89,771,457)	(122,153,526)
Dollar	(92,819)	(139,515)	(656,210)	(715,698)
Cash Management	—	—	(3,277,986)	(3,666,913)
Cash Reserve	—	—	(22,949)	(19,274)
Administration	—	—	(715,042)	(709,042)
Select	—	—	(2)	(119)
Private Client	—	—	(9,959)	(6,829)

Decrease in net assets resulting from distributions to shareholders	(14,867,353)	(5,570,874)	(94,453,605)	(127,271,401)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	786,950,699	1,637,574,788	(2,397,107,288)	4,695,432,576

NET ASSETS
Total increase (decrease) in net assets	786,935,528	1,637,613,449	(2,398,651,891)	4,696,722,896
Beginning of period	1,735,918,042	98,304,593	13,826,658,350	9,129,935,454

End of period	$2,522,853,570	$1,735,918,042	$11,428,006,459	$13,826,658,350

Distributions in excess of net investment income, end of period	$(37,900)	$(37,902)	$(340,835)	$(340,835)

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

56	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (unaudited) (continued)

	T-Fund		Treasury Trust Fund
	Six Months Ended 04/30/2018 (Unaudited)	Year Ended 10/31/2017	Six Months Ended 04/30/2018 (Unaudited)	Year Ended 10/31/2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$416,532,595	$316,625,193	$167,330,599	$139,395,282
Net realized gain (loss)	(691,620)	846,876	(424,231)	525,467

Net increase in net assets resulting from operations	415,840,975	317,472,069	166,906,368	139,920,749

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(391,314,005)	(298,983,476)	(160,984,646)	(134,460,068)
Dollar	(13,794,302)	(13,410,645)	(2,536,991)	(1,840,959)
Cash Management	(2,181,694)	(1,091,951)	(79,197)	(48,000)
Cash Reserve	(255,418)	(170,419)	(15,340)	(2,508)
Administration	(4,000,385)	(2,952,813)	(3,642,843)	(3,037,521)
Select	(124,818)	(15,889)	(71,581)	(6,226)
Capital	(4,861,970)	—	—	—
From net realized gain:
Institutional	(255,001)	(613,939)	(57,899)	(905,350)
Dollar	(9,951)	(51,020)	(1,043)	(22,085)
Cash Management	(2,359)	(13,602)	(45)	(587)
Cash Reserve	(225)	(778)	(2)	(17)
Administration	(2,691)	(4,903)	(1,596)	(19,270)
Select	(314)	(969)	(80)	(4,225)
Capital	(1)	—	—	—

Decrease in net assets resulting from distributions to shareholders	(416,803,134)	(317,310,404)	(167,391,263)	(140,346,816)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	19,443,642,124	(1,518,124,014)	1,504,308,603	3,432,239,907

NET ASSETS
Total increase (decrease) in net assets	19,442,679,965	(1,517,962,349)	1,503,823,708	3,431,813,840
Beginning of period	57,415,174,120	58,933,136,469	25,339,700,167	21,907,886,327

End of period	$76,857,854,085	$57,415,174,120	$26,843,523,875	$25,339,700,167

Undistributed net investment income, end of period	$1,057,109	$1,057,106	$514,324	$514,323

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Changes in Net Assets  (unaudited) (continued)

	MuniCash		MuniFund
	Six Months Ended 04/30/2018 (Unaudited)	Year Ended 10/31/2017	Six Months Ended 04/30/2018 (Unaudited)	Year Ended 10/31/2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$20,983,589	$18,758,580	$808,951	$1,294,036
Net realized gain (loss)	9,139	785,746	(12,687)	5,403
Net change in unrealized appreciation (depreciation)	(259,627)	(83,173)	—	—

Net increase in net assets resulting from operations	20,733,101	19,461,153	796,264	1,299,439

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(21,045,581)	(18,685,907)	(703,553)	(1,157,288)
Dollar	(5,757)	(4,924)	(18,138)	(24,198)
Cash Management	—	—	(86)	(52)
Administration	—	—	(82,350)	(112,066)
Select	—	—	(3,891)	(2)
Private Client	—	—	(938)	(430)
From net realized gain:
Institutional	(785,399)	—	(4,353)	(31,041)
Dollar	(351)	—	(139)	(862)
Cash Management	—	—	—	(10)
Administration	—	—	(552)	(3,723)
Select	—	—	(105)	(977)
Private Client	—	—	(10)	(55)

Decrease in net assets resulting from distributions to shareholders	(21,837,088)	(18,690,831)	(814,115)	(1,330,704)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	376,295,905	1,956,130,668	(25,543,945)	(218,097)

NET ASSETS
Total increase (decrease) in net assets	375,191,918	1,956,900,990	(25,561,796)	(249,362)
Beginning of period	4,098,523,239	2,141,622,249	172,762,446	173,011,808

End of period	$4,473,715,157	$4,098,523,239	$147,200,650	$172,762,446

Undistributed net investment income, end of period	$—	$67,749	$2,295	$2,300

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

58	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (unaudited) (continued)

	California Money Fund		New York Money Fund
	Six Months Ended 04/30/2018 (Unaudited)	Year Ended 10/31/2017	Six Months Ended 04/30/2018 (Unaudited)	Year Ended 10/31/2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$224,491	$208,194	$115,587	$98,319
Net realized gain	—	433	—	—

Net increase in net assets resulting from operations	224,491	208,627	115,587	98,319

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(220,266)	(205,434)	(114,285)	(97,981)
Select	(2,224)	(2)	(380)	—
Private Client	(2,001)	(2,758)	(922)	(338)
From net realized gain:
Institutional	—	(50,387)	—	—
Select	—	(8,364)	—	—
Private Client	—	(4,304)	—	—
From return of capital:
Institutional	—	—	—	(22,442)
Select	—	—	—	(464)
Private Client	—	—	—	(416)

Decrease in net assets resulting from distributions to shareholders	(224,491)	(271,249)	(115,587)	(121,641)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	15,936,544	(19,785,692)	4,046,200	(1,358,781)

NET ASSETS
Total increase (decrease) in net assets	15,936,544	(19,848,314)	4,046,200	(1,382,103)
Beginning of period	33,326,199	53,174,513	17,434,067	18,816,170

End of period	$49,262,743	$33,326,199	$21,480,267	$17,434,067

Undistributed net investment income, end of period	$356	$356	$—	$—

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Financial Highlights

(For a share outstanding throughout each period)

	Federal Trust Fund
	Institutional
	Six Months Ended 04/30/2018 (Unaudited)		Year Ended October 31,
			2017		2016		2015		2014		2013
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.0060		0.0059		0.0016		0.0001		0.0001		0.0001
Net realized gain	0.0000	(a)	0.0001		0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0060		0.0060		0.0016		0.0001		0.0001		0.0001

Distributions(b)
From net investment income	(0.0060)		(0.0060)		(0.0016)		(0.0001)		(0.0001)		(0.0001)
From net realized gain	—		(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0060)		(0.0060)		(0.0016)		(0.0001)		(0.0001)		(0.0001)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	0.60	%(e)	0.61%		0.16%		0.01%		0.01%		0.01%

Ratios to Average Net Assets
Total expenses	0.25	%(f)	0.24%		0.28%		0.33%		0.33%		0.32%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.17	%(f)	0.17%		0.18%		0.08%		0.07%		0.11%

Net investment income	1.20	%(f)	0.59%		0.19%		0.01%		0.01%		0.01%

Supplemental Data
Net assets, end of period (000)	$2,652,516		$2,756,560		$3,142,077		$331,549		$236,113		$235,349

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

60	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	Federal Trust Fund (continued)
	Dollar
	Six Months Ended 04/30/2018 (Unaudited)		Year Ended October 31,
			2017		2016		2015		2014		2013
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.0047		0.0035		0.0000	(a)	0.0001		0.0001		0.0001
Net realized gain	0.0001		0.0001		0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0048		0.0036		0.0000		0.0001		0.0001		0.0001

Distributions(b)
From net investment income	(0.0048)		(0.0036)		(0.0000	)(c)	(0.0001)		(0.0001)		(0.0001)
From net realized gain	—		(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0048)		(0.0036)		(0.0000)		(0.0001)		(0.0001)		(0.0001)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	0.48	%(e)	0.36%		0.00%		0.01%		0.01%		0.01%

Ratios to Average Net Assets
Total expenses	0.50	%(f)	0.49%		0.52%		0.58%		0.58%		0.57%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.42	%(f)	0.42%		0.38%		0.08%		0.07%		0.11%

Net investment income	0.94	%(f)	0.35%		0.00%		0.01%		0.01%		0.01%

Supplemental Data
Net assets, end of period (000)	$118,103		$133,962		$242,959		$2,105		$3,683		$15,061

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	Federal Trust Fund (continued)
	Cash Management
	Six Months Ended 04/30/2018 (Unaudited)		Year Ended 10/31/2017		Period from 04/18/2016 (a) to 10/31/2016
Net asset value, beginning of period	$1.00		$1.00		$1.00

Net investment income	0.0035		0.0012		0.0000	(b)
Net realized gain	0.0000	(b)	0.0004		—

Net increase from investment operations	0.0035		0.0016		0.0000

Distributions(c)
From net investment income	(0.0035)		(0.0016)		(0.0000	)(d)
From net realized gain	—		(0.0000	)(d)	—

Total distributions	(0.0035)		(0.0016)		(0.0000)

Net asset value, end of period	$1.00		$1.00		$1.00

Total Return(e)
Based on net asset value	0.35	%(f)	0.16%		0.00	%(f)

Ratios to Average Net Assets
Total expenses	0.75	%(g)	0.74%		0.69	%(g)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.67	%(g)	0.59%		0.34	%(g)

Net investment income	0.71	%(g)	0.12%		0.00	%(g)

Supplemental Data
Net assets, end of period (000)	$14,350		$15,174		$31,560

(a)	Commencement of operations.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Annualized.

See notes to financial statements.

62	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	Federal Trust Fund (continued)
	Cash Reserve
	Six Months Ended 04/30/2018 (Unaudited)		Year Ended 10/31/2017		Period from 04/18/2016 (a) to 10/31/2016
Net asset value, beginning of period	$1.00		$1.00		$1.00

Net investment income	0.0040		0.0022		0.0000	(b)
Net realized gain	0.0000	(b)	0.0001		—

Net increase from investment operations	0.0040		0.0023		0.0000

Distributions(c)
From net investment income	(0.0040)		(0.0023)		(0.0000	)(d)
From net realized gain	—		(0.0000	)(d)	—

Total distributions	(0.0040)		(0.0023)		(0.0000)

Net asset value, end of period	$1.00		$1.00		$1.00

Total Return(e)
Based on net asset value	0.40	%(f)	0.23%		0.00	%(f)

Ratios to Average Net Assets
Total expenses	0.64	%(g)	0.64%		0.61	%(g)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.57	%(g)	0.54%		0.35	%(g)

Net investment income	0.80	%(g)	0.22%		0.00	%(g)

Supplemental Data
Net assets, end of period (000)	$376		$447		$499

(a)	Commencement of operations.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	Federal Trust Fund (continued)
	Administration
	Six Months Ended 04/30/2018 (Unaudited)		Year Ended October 31,
			2017		2016	2015		2014		2013
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00

Net investment income	0.0053		0.0056		0.0007	0.0001		0.0001		0.0001
Net realized gain (loss)	0.0002		(0.0006)		—	0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0055		0.0050		0.0007	0.0001		0.0001		0.0001

Distributions(b)
From net investment income	(0.0055)		(0.0050)		(0.0007)	(0.0001)		(0.0001)		(0.0001)
From net realized gain	—		(0.0000	)(c)	—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0055)		(0.0050)		(0.0007)	(0.0001)		(0.0001)		(0.0001)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	0.55	%(e)	0.51%		0.06%	0.01%		0.01%		0.01%

Ratios to Average Net Assets
Total expenses	0.35	%(f)	0.34%		0.37%	0.43%		0.43%		0.42%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.27	%(f)	0.27%		0.28%	0.08%		0.07%		0.10%

Net investment income	1.08	%(f)	0.56%		0.11%	0.01%		0.01%		0.01%

Supplemental Data
Net assets, end of period (000)	$62,419		$68,102		$42,205	$—	(g)	$2,183		$2,289

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Net assets are less than $500.

See notes to financial statements.

64	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	FedFund
	Institutional
	Six Months Ended 04/30/2018 (Unaudited)		Year Ended October 31,
			2017	2016		2015		2014		2013
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Net investment income	0.0062		0.0065	0.0023		0.0002		0.0001		0.0001
Net realized gain	0.0000	(a)	0.0001	0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0062		0.0066	0.0023		0.0002		0.0001		0.0001

Distributions(b)
From net investment income	(0.0062)		(0.0066)	(0.0023)		(0.0002)		(0.0001)		(0.0001)
From net realized gain	—		—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0062)		(0.0066)	(0.0023)		(0.0002)		(0.0001)		(0.0001)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	0.62	%(e)	0.66%	0.23%		0.02%		0.01%		0.01%

Ratios to Average Net Assets
Total expenses	0.19	%(f)	0.19%	0.21%		0.21%		0.21%		0.21%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.17	%(f)	0.15%	0.12%		0.12%		0.09%		0.14%

Net investment income	1.25	%(f)	0.65%	0.28%		0.02%		0.01%		0.01%

Supplemental Data
Net assets, end of period (000)	$84,067,773		$78,004,801	$84,001,937		$11,361,624		$10,689,737		$12,265,686

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	FedFund (continued)
	Dollar
	Six Months Ended 04/30/2018 (Unaudited)		Year Ended October 31,
			2017	2016		2015		2014		2013
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Net investment income	0.0050		0.0039	0.0004		0.0002		0.0001		0.0001
Net realized gain (loss)	(0.0001)		0.0002	0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0049		0.0041	0.0004		0.0002		0.0001		0.0001

Distributions(b)
From net investment income	(0.0049)		(0.0041)	(0.0004)		(0.0002)		(0.0001)		(0.0001)
From net realized gain	—		—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0049)		(0.0041)	(0.0004)		(0.0002)		(0.0001)		(0.0001)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	0.50	%(e)	0.41%	0.04%		0.02%		0.01%		0.01%

Ratios to Average Net Assets
Total expenses	0.44	%(f)	0.44%	0.46%		0.46%		0.46%		0.46%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.42	%(f)	0.40%	0.34%		0.13%		0.09%		0.13%

Net investment income	1.00	%(f)	0.39%	0.04%		0.01%		0.01%		0.01%

Supplemental Data
Net assets, end of period (000)	$1,945,786		$1,714,598	$2,029,496		$917,631		$748,382		$593,574

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

66	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	FedFund (continued)
	Cash Management
	Six Months Ended 04/30/2018 (Unaudited)		Year Ended October 31,
			2017	2016		2015		2014		2013
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Net investment income	0.0037		0.0020	0.0003		0.0001		0.0001		0.0001
Net realized gain	0.0000	(a)	0.0001	0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0037		0.0021	0.0003		0.0001		0.0001		0.0001

Distributions(b)
From net investment income	(0.0037)		(0.0021)	(0.0003)		(0.0001)		(0.0001)		(0.0001)
From net realized gain	—		—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0037)		(0.0021)	(0.0003)		(0.0001)		(0.0001)		(0.0001)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	0.37	%(e)	0.21%	0.04%		0.02%		0.01%		0.01%

Ratios to Average Net Assets
Total expenses	0.69	%(f)	0.69%	0.71%		0.71%		0.71%		0.71%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.67	%(f)	0.61%	0.36%		0.13%		0.09%		0.13%

Net investment income	0.74	%(f)	0.20%	0.03%		0.01%		0.01%		0.01%

Supplemental Data
Net assets, end of period (000)	$142,622		$106,798	$90,565		$64,483		$3,547		$2,947

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	FedFund (continued)
	Cash Reserve
	Six Months Ended 04/30/2018 (Unaudited)		Year Ended October 31,
			2017	2016		2015		2014		2013
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Net investment income	0.0043		0.0032	0.0003		0.0001		0.0001		0.0001
Net realized (loss)	(0.0001)		(0.0004)	0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0042		0.0028	0.0003		0.0001		0.0001		0.0001

Distributions(b)
From net investment income	(0.0042)		(0.0028)	(0.0003)		(0.0001)		(0.0001)		(0.0001)
From net realized gain	—		—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0042)		(0.0028)	(0.0003)		(0.0001)		(0.0001)		(0.0001)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	0.42	%(e)	0.28%	0.04%		0.02%		0.01%		0.01%

Ratios to Average Net Assets
Total expenses	0.59	%(f)	0.59%	0.62%		0.61%		0.61%		0.61%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.57	%(f)	0.55%	0.31%		0.13%		0.09%		0.12%

Net investment income	0.87	%(f)	0.32%	0.09%		0.01%		0.01%		0.01%

Supplemental Data
Net assets, end of period (000)	$1,205,858		$814,974	$220,572		$5,442		$4,561		$4,863

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

68	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	FedFund (continued)
	Administration
	Six Months Ended 04/30/2018 (Unaudited)		Year Ended October 31,
			2017	2016		2015		2014		2013
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Net investment income	0.0058		0.0057	0.0014		0.0001		0.0001		0.0001
Net realized (loss)	(0.0001)		(0.0001)	0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0057		0.0056	0.0014		0.0001		0.0001		0.0001

Distributions(b)
From net investment income	(0.0057)		(0.0056)	(0.0014)		(0.0001)		(0.0001)		(0.0001)
From net realized gain	—		—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0057)		(0.0056)	(0.0014)		(0.0001)		(0.0001)		(0.0001)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	0.57	%(e)	0.56%	0.14%		0.02%		0.01%		0.01%

Ratios to Average Net Assets
Total expenses	0.29	%(f)	0.29%	0.31%		0.31%		0.31%		0.31%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.27	%(f)	0.26%	0.21%		0.13%		0.09%		0.14%

Net investment income	1.17	%(f)	0.57%	0.17%		0.02%		0.01%		0.01%

Supplemental Data
Net assets, end of period (000)	$2,717,389		$2,436,503	$1,693,932		$346,593		$233,421		$12,271

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	FedFund (continued)
	Select
	Six Months Ended 04/30/2018 (Unaudited)		Year Ended October 31,
			2017	2016		2015		2014		2013
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Net investment income	0.0018		0.0005	0.0003		0.0001		0.0001		0.0001
Net realized gain (loss)	0.0003		(0.0001)	0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0021		0.0004	0.0003		0.0001		0.0001		0.0001

Distributions(b)
From net investment income	(0.0021)		(0.0004)	(0.0003)		(0.0001)		(0.0001)		(0.0001)
From net realized gain	—		—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0021)		(0.0004)	(0.0003)		(0.0001)		(0.0001)		(0.0001)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	0.21	%(e)	0.04%	0.04%		0.02%		0.01%		0.01%

Ratios to Average Net Assets
Total expenses	1.04	%(f)	1.04%	1.06%		1.06%		1.06%		1.06%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.00	%(f)	0.77%	0.34%		0.13%		0.09%		0.14%

Net investment income	0.37	%(f)	0.05%	0.04%		0.01%		0.01%		0.01%

Supplemental Data
Net assets, end of period (000)	$175,829		$340,742	$241,781		$205,658		$92,940		$111,589

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

70	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	FedFund (continued)
	Private Client
	Six Months Ended 04/30/2018 (Unaudited)		Year Ended October 31,
			2017	2016		2015		2014		2013
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Net investment income	0.0034		0.0020	0.0003		0.0001		0.0001		0.0001
Net realized gain	0.0002		0.0001	0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0036		0.0021	0.0003		0.0001		0.0001		0.0001

Distributions(b)
From net investment income	(0.0036)		(0.0021)	(0.0003)		(0.0001)		(0.0001)		(0.0001)
From net realized gain	—		—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0036)		(0.0021)	(0.0003)		(0.0001)		(0.0001)		(0.0001)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	0.36	%(e)	0.21%	0.04%		0.02%		0.01%		0.01%

Ratios to Average Net Assets
Total expenses	1.04	%(f)	1.04%	1.06%		1.06%		1.06%		1.06%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.68	%(f)	0.60%	0.35%		0.13%		0.09%		0.14%

Net investment income	0.68	%(f)	0.20%	0.03%		0.01%		0.01%		0.01%

Supplemental Data
Net assets, end of period (000)	$771		$1,782	$1,945		$3,777		$6,385		$7,729

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	FedFund (continued)
	Capital
	Period from 11/10/2017 (a) to 04/30/2018 (Unaudited)
Net asset value, beginning of period	$1.00

Net investment income	0.0073
Net realized (loss)	(0.0016)

Net increase from investment operations	0.0057

Distributions(b)
From net investment income	(0.0057)

Net asset value, end of period	$1.00

Total Return(c)
Based on net asset value	0.57	%(d)

Ratios to Average Net Assets
Total expenses	0.25	%(e)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.22	%(e)

Net investment income	1.54	%(e)

Supplemental Data
Net assets, end of period (000)	$6,242,783

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.

See notes to financial statements.

72	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	TempCash
	Institutional
	Six Months Ended 04/30/2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$1.0002		$1.0000	$1.00	$1.00	$1.00	$1.0000

Net investment income	0.0075		0.0108	0.0027	0.0006	0.0004	0.0010
Net realized and unrealized gain	(0.0001)		(0.0022)	0.0002	0.0002	0.0002	0.0000	(a)

Net increase from investment operations	0.0074		0.0086	0.0029	0.0008	0.0006	0.0010

Distributions(b)
From net investment income	(0.0074)		(0.0084)	(0.0027)	(0.0006)	(0.0004)	(0.0010)
From net realized gain	—		—	(0.0002)	(0.0002)	(0.0002)	(0.0000	)(c)

Total distributions	(0.0074)		(0.0084)	(0.0029)	(0.0008)	(0.0006)	(0.0010)

Net asset value, end of period	$1.0002		$1.0002	$1.0000	$1.00	$1.00	$1.0000

Total Return(d)
Based on net asset value	0.74	%(e)	0.87%	0.29%	0.08%	0.06%	0.10%

Ratios to Average Net Assets
Total expenses	0.36	%(f)	0.39%	0.39%	0.35%	0.33%	0.31%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.18	%(f)	0.18%	0.13%	0.18%	0.18%	0.18%

Net investment income	1.51	%(f)	1.08%	0.26%	0.06%	0.05%	0.10%

Supplemental Data
Net assets, end of period (000)	$2,510,403		$1,713,352	$72,311	$1,142,790	$1,489,543	$2,647,717

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	TempCash (continued)
	Dollar
	Six Months Ended 04/30/2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014		2013
Net asset value, beginning of period	$1.0002		$1.0000	$1.00	$1.00	$1.00		$1.00

Net investment income	0.0059		0.0058	0.0006	0.0001	0.0000	(a)	0.0002
Net realized and unrealized gain	0.0002		0.0004	0.0002	0.0002	0.0002		0.0000	(a)

Net increase from investment operations	0.0061		0.0062	0.0008	0.0003	0.0002		0.0002

Distributions(b)
From net investment income	(0.0061)		(0.0060)	(0.0006)	(0.0001)	(0.0000	)(c)	(0.0002)
From net realized gain	—		—	(0.0002)	(0.0002)	(0.0002)		(0.0000	)(c)

Total distributions	(0.0061)		(0.0060)	(0.0008)	(0.0003)	(0.0002)		(0.0002)

Net asset value, end of period	$1.0002		$1.0002	$1.0000	$1.00	$1.00		$1.00

Total Return(d)
Based on net asset value	0.61	%(e)	0.62%	0.08%	0.03%	0.02%		0.02%

Ratios to Average Net Assets
Total expenses	0.61	%(f)	0.71%	0.64%	0.59%	0.58%		0.56%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.43	%(f)	0.42%	0.34%	0.23%	0.22%		0.26%

Net investment income	1.19	%(f)	0.58%	0.06%	0.01%	0.01%		0.01%

Supplemental Data
Net assets, end of period (000)	$12,451		$22,566	$25,994	$83,662	$213,086		$464,691

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

74	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	TempFund
	Institutional
	Six Months Ended 04/30/2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$1.0003		$1.0002	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0073		0.0100	0.0036	0.0008	0.0003	0.0008
Net realized and unrealized gain	—		0.0001	0.0004	0.0001	0.0001	0.0000	(a)

Net increase from investment operations	0.0073		0.0101	0.0040	0.0009	0.0004	0.0008

Distributions(b)
From net investment income	(0.0074)		(0.0100)	(0.0036)	(0.0008)	(0.0003)	(0.0008)
From net realized gain	—		—	(0.0002)	(0.0001)	(0.0001)	(0.0000	)(c)

Total distributions	(0.0074)		(0.0100)	(0.0038)	(0.0009)	(0.0004)	(0.0008)

Net asset value, end of period	$1.0002		$1.0003	$1.0002	$1.00	$1.00	$1.00

Total Return(d)
Based on net asset value	0.73	%(e)	1.01%	0.41%	0.09%	0.04%	0.08%

Ratios to Average Net Assets
Total expenses	0.22	%(f)	0.22%	0.19%	0.19%	0.19%	0.19%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.18	%(f)	0.18%	0.18%	0.16%	0.17%	0.18%

Net investment income	1.48	%(f)	1.03%	0.35%	0.08%	0.03%	0.08%

Supplemental Data
Net assets, end of period (000)	$10,573,147		$12,940,766	$8,183,070	$62,215,214	$46,327,088	$42,517,741

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	TempFund (continued)
	Dollar
	Six Months Ended 04/30/2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$1.0004		$1.0002	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0062		0.0075	0.0013	0.0002	0.0002	0.0001
Net realized and unrealized gain (loss)	(0.0002)		0.0002	0.0004	0.0001	0.0001	0.0000	(a)

Net increase from investment operations	0.0060		0.0077	0.0017	0.0003	0.0003	0.0001

Distributions(b)
From net investment income	(0.0062)		(0.0075)	(0.0013)	(0.0002)	(0.0002)	(0.0001)
From net realized gain	—		—	(0.0002)	(0.0001)	(0.0001)	(0.0000	)(c)

Total distributions	(0.0062)		(0.0075)	(0.0015)	(0.0003)	(0.0003)	(0.0001)

Net asset value, end of period	$1.0002		$1.0004	$1.0002	$1.00	$1.00	$1.00

Total Return(d)
Based on net asset value	0.60	%(e)	0.77%	0.17%	0.03%	0.03%	0.02%

Ratios to Average Net Assets
Total expenses	0.47	%(f)	0.47%	0.44%	0.44%	0.44%	0.44%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.43	%(f)	0.43%	0.42%	0.22%	0.18%	0.25%

Net investment income	1.26	%(f)	0.78%	0.13%	0.02%	0.02%	0.01%

Supplemental Data
Net assets, end of period (000)	$105,172		$86,362	$91,943	$1,511,529	$2,673,968	$2,300,509

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

76	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	TempFund (continued)
	Cash Management
	Six Months Ended 04/30/2018 (Unaudited)		Year Ended October 31,
			2017	2016		2015	2014	2013
Net asset value, beginning of period	$1.0003		$1.0002	$1.00		$1.00	$1.00	$1.00

Net investment income	0.0049		0.0050	0.0000	(a)	0.0002	0.0002	0.0001
Net realized and unrealized gain (loss)	(0.0001)		0.0001	0.0004		0.0001	0.0001	0.0000	(a)

Net increase from investment operations	0.0048		0.0051	0.0004		0.0003	0.0003	0.0001

Distributions(b)
From net investment income	(0.0049)		(0.0050)	(0.0000	)(c)	(0.0002)	(0.0002)	(0.0001)
From net realized gain	—		—	(0.0002)		(0.0001)	(0.0001)	(0.0000	)(c)

Total distributions	(0.0049)		(0.0050)	(0.0002)		(0.0003)	(0.0003)	(0.0001)

Net asset value, end of period	$1.0002		$1.0003	$1.0002		$1.00	$1.00	$1.00

Total Return(d)
Based on net asset value	0.48	%(e)	0.51%	0.04%		0.03%	0.03%	0.02%

Ratios to Average Net Assets
Total expenses	0.72	%(f)	0.72%	0.68%		0.69%	0.69%	0.69%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.68	%(f)	0.68%	0.56%		0.23%	0.18%	0.25%

Net investment income	0.99	%(f)	0.49%	0.01%		0.02%	0.02%	0.01%

Supplemental Data
Net assets, end of period (000)	$644,426		$688,373	$831,483		$403,371	$278,181	$231,804

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	TempFund (continued)
	Cash Reserve
	Six Months Ended 04/30/2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$1.0003		$1.0002	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0054		0.0060	0.0004	0.0002	0.0002	0.0001
Net realized and unrealized gain (loss)	(0.0001)		0.0001	0.0002	0.0001	0.0001	0.0000	(a)

Net increase from investment operations	0.0053		0.0061	0.0006	0.0003	0.0003	0.0001

Distributions(b)
From net investment income	(0.0054)		(0.0060)	(0.0002)	(0.0002)	(0.0002)	(0.0001)
From net realized gain	—		—	(0.0002)	(0.0001)	(0.0001)	(0.0000	)(c)

Total distributions	(0.0054)		(0.0060)	(0.0004)	(0.0003)	(0.0003)	(0.0001)

Net asset value, end of period	$1.0002		$1.0003	$1.0002	$1.00	$1.00	$1.00

Total Return(d)
Based on net asset value	0.53	%(e)	0.61%	0.06%	0.03%	0.03%	0.02%

Ratios to Average Net Assets
Total expenses	0.62	%(f)	0.62%	0.59%	0.59%	0.59%	0.59%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.58	%(f)	0.58%	0.51%	0.23%	0.18%	0.24%

Net investment income	1.09	%(f)	0.59%	0.01%	0.02%	0.02%	0.01%

Supplemental Data
Net assets, end of period (000)	$4,258		$3,341	$5,630	$16,693	$19,977	$15,031

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

78	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	TempFund (continued)
	Administration
	Six Months Ended 04/30/2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$1.0004		$1.0002	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0069		0.0090	0.0026	0.0002	0.0002	0.0002
Net realized and unrealized gain (loss)	(0.0002)		0.0002	0.0004	0.0001	0.0001	0.0000	(a)

Net increase from investment operations	0.0067		0.0092	0.0030	0.0003	0.0003	0.0002

Distributions(b)
From net investment income	(0.0069)		(0.0090)	(0.0026)	(0.0002)	(0.0002)	(0.0002)
From net realized gain	—		—	(0.0002)	(0.0001)	(0.0001)	(0.0000	)(c)

Total distributions	(0.0069)		(0.0090)	(0.0028)	(0.0003)	(0.0003)	(0.0002)

Net asset value, end of period	$1.0002		$1.0004	$1.0002	$1.00	$1.00	$1.00

Total Return(d)
Based on net asset value	0.67	%(e)	0.93%	0.31%	0.03%	0.03%	0.02%

Ratios to Average Net Assets
Total expenses	0.32	%(f)	0.31%	0.29%	0.29%	0.29%	0.29%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.28	%(f)	0.28%	0.28%	0.23%	0.18%	0.24%

Net investment income	1.39	%(f)	1.01%	0.24%	0.02%	0.02%	0.01%

Supplemental Data
Net assets, end of period (000)	$99,544		$106,520	$15,197	$2,843,390	$2,542,670	$2,740,631

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	79

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	TempFund (continued)
	Select
	Six Months Ended 04/30/2018 (Unaudited)		Year Ended October 31,
			2017	2016		2015	2014		2013
Net asset value, beginning of period	$1.0004		$1.0002	$1.00		$1.00	$1.00		$1.00

Net investment income	0.0036		0.0021	0.0000	(a)	0.0002	0.0000	(a)	0.0000	(a)
Net realized and unrealized gain (loss)	(0.0007)		0.0002	0.0004		0.0001	0.0001		0.0000	(a)

Net increase from investment operations	0.0029		0.0023	0.0004		0.0003	0.0001		0.0000

Distributions(b)
From net investment income	(0.0030)		(0.0021)	(0.0000	)(c)	(0.0002)	(0.0000	)(c)	(0.0000	)(c)
From net realized gain	—		—	(0.0002)		(0.0001)	(0.0001)		(0.0000	)(c)

Total distributions	(0.0030)		(0.0021)	(0.0002)		(0.0003)	(0.0001)		(0.0000)

Net asset value, end of period	$1.0003		$1.0004	$1.0002		$1.00	$1.00		$1.00

Total Return(d)
Based on net asset value	0.29	%(e)	0.23%	0.04%		0.03%	0.01%		0.01%

Ratios to Average Net Assets
Total expenses	1.08	%(f)	1.08%	1.04%		1.04%	1.04%		1.04%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.00	%(f)	0.91%	0.51%		0.22%	0.19%		0.26%

Net investment income	0.72	%(f)	0.05%	0.00%		0.02%	0.01%		0.00%

Supplemental Data
Net assets, end of period (000)	$1		$1	$963		$295,371	$424,555		$514,918

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

80	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	TempFund (continued)
	Private Client
	Six Months Ended 04/30/2018 (Unaudited)		Year Ended October 31,
			2017	2016		2015	2014		2013
Net asset value, beginning of period	$1.0003		$1.0002	$1.00		$1.00	$1.00		$1.00

Net investment income	0.0054		0.0050	0.0000	(a)	0.0002	0.0000	(a)	0.0000	(a)
Net realized and unrealized gain (loss)	(0.0006)		0.0001	0.0004		0.0001	0.0001		0.0000	(a)

Net increase from investment operations	0.0048		0.0051	0.0004		0.0003	0.0001		0.0000

Distributions(b)
From net investment income	(0.0049)		(0.0050)	(0.0000	)(c)	(0.0002)	(0.0000	)(c)	(0.0000	)(c)
From net realized gain	—		—	(0.0002)		(0.0001)	(0.0001)		(0.0000	)(c)

Total distributions	(0.0049)		(0.0050)	(0.0002)		(0.0003)	(0.0001)		(0.0000)

Net asset value, end of period	$1.0002		$1.0003	$1.0002		$1.00	$1.00		$1.00

Total Return(d)
Based on net asset value	0.47	%(e)	0.52%	0.04%		0.03%	0.01%		0.01%

Ratios to Average Net Assets
Total expenses	1.07	%(f)	1.07%	1.04%		1.04%	1.04%		1.04%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.68	%(f)	0.68%	0.53%		0.23%	0.19%		0.26%

Net investment income	1.09	%(f)	0.49%	0.00%		0.02%	0.01%		0.00%

Supplemental Data
Net assets, end of period (000)	$1,458		$1,295	$1,649		$9,855	$14,738		$16,524

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	81

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	T-Fund
	Institutional
	Six Months Ended 04/30/2018 (Unaudited)		Year Ended October 31,
			2017		2016		2015	2014	2013
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income	0.0062		0.0063		0.0017		0.0001	0.0001	0.0001
Net realized gain (loss)	(0.0001)		(0.0001)		0.0000	(a)	0.0001	0.0001	0.0000	(a)

Net increase from investment operations	0.0061		0.0062		0.0017		0.0002	0.0002	0.0001

Distributions(b)
From net investment income	(0.0061)		(0.0062)		(0.0017)		(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)	(0.0001)	(0.0000	)(c)

Total distributions	(0.0061)		(0.0062)		(0.0017)		(0.0002)	(0.0002)	(0.0001)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Total Return(d)
Based on net asset value	0.62	%(e)	0.62%		0.17%		0.02%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.19	%(f)	0.19%		0.20%		0.20%	0.21%	0.21%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.17	%(f)	0.17%		0.17%		0.08%	0.06%	0.11%

Net investment income	1.25	%(f)	0.63%		0.18%		0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$63,377,049		$53,092,342		$53,764,049		$19,598,433	$18,501,009	$15,448,264

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

82	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	T-Fund (continued)
	Dollar
	Six Months Ended 04/30/2018 (Unaudited)		Year Ended October 31,
			2017		2016		2015	2014	2013
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income	0.0049		0.0035		0.0001		0.0001	0.0001	0.0001
Net realized gain	0.0000	(a)	0.0002		0.0000	(a)	0.0001	0.0001	0.0000	(a)

Net increase from investment operations	0.0049		0.0037		0.0001		0.0002	0.0002	0.0001

Distributions(b)
From net investment income	(0.0049)		(0.0037)		(0.0001)		(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)	(0.0001)	(0.0000	)(c)

Total distributions	(0.0049)		(0.0037)		(0.0001)		(0.0002)	(0.0002)	(0.0001)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Total Return(d)
Based on net asset value	0.49	%(e)	0.38%		0.02%		0.02%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.44	%(f)	0.44%		0.45%		0.45%	0.46%	0.46%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.42	%(f)	0.42%		0.34%		0.08%	0.06%	0.09%

Net investment income	0.99	%(f)	0.35%		0.02%		0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$2,650,486		$2,927,646		$3,807,290		$988,153	$755,491	$855,847

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	83

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	T-Fund (continued)
	Cash Management
	Six Months Ended 04/30/2018 (Unaudited)		Year Ended October 31,
			2017		2016		2015	2014	2013
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income	0.0037		0.0015		0.0001		0.0001	0.0001	0.0001
Net realized gain	0.0000	(a)	0.0003		0.0000	(a)	0.0001	0.0001	0.0000	(a)

Net increase from investment operations	0.0037		0.0018		0.0001		0.0002	0.0002	0.0001

Distributions(b)
From net investment income	(0.0037)		(0.0018)		(0.0001)		(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)	(0.0001)	(0.0000	)(c)

Total distributions	(0.0037)		(0.0018)		(0.0001)		(0.0002)	(0.0002)	(0.0001)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Total Return(d)
Based on net asset value	0.37	%(e)	0.18%		0.02%		0.02%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.69	%(f)	0.69%		0.70%		0.70%	0.71%	0.71%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.67	%(f)	0.58%		0.32%		0.08%	0.06%	0.11%

Net investment income	0.74	%(f)	0.15%		0.01%		0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$602,475		$576,284		$1,133,743		$771,441	$629,757	$1,002,044

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

84	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	T-Fund (continued)
	Cash Reserve
	Six Months Ended 04/30/2018 (Unaudited)		Year Ended October 31,				Period from 09/24/2015 (a) to 10/31/2015
			2017		2016
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00

Net investment income	0.0042		0.0027		0.0001		0.0000	(b)
Net realized gain (loss)	0.0000	(a)	(0.0002)		0.0000	(b)	0.0000

Net increase from investment operations	0.0042		0.0025		0.0001		0.0000

Distributions(c)
From net investment income	(0.0042)		(0.0025)		(0.0001)		(0.0000	)(d)
From net realized gain	(0.0000	)(d)	(0.0000	)(d)	(0.0000	)(d)	—

Total distributions	(0.0042)		(0.0025)		(0.0001)		(0.0000)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00

Total Return(e)
Based on net asset value	0.42	%(f)	0.25%		0.02%		0.00	%(f)

Ratios to Average Net Assets
Total expenses	0.59	%(g)	0.59%		0.60%		0.56	%(g)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.57	%(g)	0.55%		0.35%		0.08	%(g)

Net investment income	0.85	%(g)	0.27%		0.02%		0.01	%(g)

Supplemental Data
Net assets, end of period (000)	$73,042		$57,894		$68,784		$—	(h)

(a)	Commencement of operations.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Annualized.
(h)	Net assets are less than $500.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	85

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	T-Fund (continued)
	Administration
	Six Months Ended 04/30/2018 (Unaudited)		Year Ended October 31,
			2017		2016		2015	2014	2013
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income	0.0057		0.0061		0.0008		0.0001	0.0001	0.0000	(a)
Net realized gain (loss)	0.0000	(a)	(0.0009)		0.0000	(a)	0.0001	0.0001	0.0001

Net increase from investment operations	0.0057		0.0052		0.0008		0.0002	0.0002	0.0001

Distributions(b)
From net investment income	(0.0057)		(0.0052)		(0.0008)		(0.0001)	(0.0001)	(0.0000	)(c)
From net realized gain	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)	(0.0001)	(0.0001)

Total distributions	(0.0057)		(0.0052)		(0.0008)		(0.0002)	(0.0002)	(0.0001)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Total Return(d)
Based on net asset value	0.57	%(e)	0.52%		0.08%		0.02%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.29	%(f)	0.29%		0.30%		0.30%	0.00%	0.30%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.27	%(f)	0.27%		0.26%		0.08%	0.00%	0.15%

Net investment income	1.15	%(f)	0.61%		0.12%		0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$748,955		$685,250		$75,294		$5	$— (g)	$—	(g)

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Net assets are less than $500.

See notes to financial statements.

86	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	T-Fund (continued)
	Select
	Six Months Ended 04/30/2018 (Unaudited)		Year Ended October 31,
			2017		2016		2015	2014	2013
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income	0.0018		0.0002		0.0001		0.0001	0.0001	0.0001
Net realized gain (loss)	0.0002		0.0000	(a)	0.0000	(a)	0.0001	0.0001	0.0000	(a)

Net increase from investment operations	0.0020		0.0002		0.0001		0.0002	0.0002	0.0001

Distributions(b)
From net investment income	(0.0020)		(0.0002)		(0.0001)		(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)	(0.0001)	(0.0000	)(c)

Total distributions	(0.0020)		(0.0002)		(0.0001)		(0.0002)	(0.0002)	(0.0001)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Total Return(d)
Based on net asset value	0.20	%(e)	0.02%		0.02%		0.02%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	1.04	%(f)	1.04%		1.05%		1.05%	1.06%	1.06%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.00	%(f)	0.75%		0.31%		0.08%	0.06%	0.11%

Net investment income	0.37	%(f)	0.02%		0.01%		0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$33,488		$75,759		$83,975		$220,861	$196,531	$214,156

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	87

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	T-Fund (continued)
	Capital
	Period from 11/10/2017 (a) to 04/30/2018
Net asset value, beginning of period	$1.00

Net investment income	0.0071
Net realized (loss)	(0.0015)

Net increase from investment operations	0.0056

Distributions(b)
From net investment income	(0.0056)
From net realized gain	(0.0000	)(c)

Total distributions	(0.0056)

Net asset value, end of period	$1.00

Total Return(d)
Based on net asset value	0.57	%(e)

Ratios to Average Net Assets
Total expenses	0.25	%(f)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.22	%(f)

Net investment income	1.51	%(f)

Supplemental Data
Net assets, end of period (000)	$9,372,359

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

88	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	Treasury Trust Fund
	Institutional
	Six Months Ended 04/30/2018 (Unaudited)		Year Ended October 31,
			2017		2016		2015		2014		2013
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.0061		0.0060		0.0013		0.0000	(a)	0.0000	(a)	0.0000	(a)
Net realized gain	0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0001		0.0000	(a)

Net increase from investment operations	0.0061		0.0060		0.0013		0.0000		0.0001		0.0000

Distributions(b)
From net investment income	(0.0061)		(0.0060)		(0.0013)		(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
From net realized gain	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)		(0.0000	)(c)

Total distributions	(0.0061)		(0.0060)		(0.0013)		(0.0000)		(0.0001)		(0.0000)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	0.61	%(e)	0.60%		0.13%		0.00%		0.01%		0.00%

Ratios to Average Net Assets
Total expenses	0.20	%(f)	0.20%		0.21%		0.21%		0.21%		0.22%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.17	%(f)	0.17%		0.17%		0.05%		0.05%		0.07%

Net investment income	1.23	%(f)	0.60%		0.14%		0.00%		0.00%		0.00%

Supplemental Data
Net assets, end of period (000)	$25,809,700		$24,157,325		$20,911,540		$13,517,000		$10,367,067		$7,021,176

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	89

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	Treasury Trust Fund (continued)
	Dollar
	Six Months Ended 04/30/2018 (Unaudited)		Year Ended October 31,
			2017		2016		2015		2014		2013
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.0049		0.0035		0.0002		0.0000	(a)	0.0000	(a)	0.0000	(a)
Net realized gain	0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0001		0.0000	(a)

Net increase from investment operations	0.0049		0.0035		0.0002		0.0000		0.0001		0.0000

Distributions(b)
From net investment income	(0.0049)		(0.0035)		(0.0002)		(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
From net realized gain	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)		(0.0000	)(c)

Total distributions	(0.0049)		(0.0035)		(0.0002)		(0.0000)		(0.0001)		(0.0000)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	0.49	%(e)	0.35%		0.02%		0.00%		0.01%		0.00%

Ratios to Average Net Assets
Total expenses	0.45	%(f)	0.45%		0.46%		0.46%		0.46%		0.47%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.42	%(f)	0.42%		0.28%		0.05%		0.04%		0.08%

Net investment income	0.99	%(f)	0.35%		0.01%		0.00%		0.00%		0.00%

Supplemental Data
Net assets, end of period (000)	$461,878		$483,138		$420,095		$428,958		$439,496		$191,695

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

90	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	Treasury Trust Fund (continued)
	Cash Management
	Six Months Ended 04/30/2018 (Unaudited)		Year Ended October 31,
			2017		2016		2015		2014		2013
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.0037		0.0018		0.0002		0.0000	(a)	0.0000	(a)	0.0000	(a)
Net realized gain (loss)	(0.0001)		(0.0002)		0.0000	(a)	0.0000	(a)	0.0001		0.0000	(a)

Net increase from investment operations	0.0036		0.0016		0.0002		0.0000		0.0001		0.0000

Distributions(b)
From net investment income	(0.0036)		(0.0016)		(0.0002)		(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
From net realized gain	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)		(0.0000	)(c)

Total distributions	(0.0036)		(0.0016)		(0.0002)		(0.0000)		(0.0001)		(0.0000)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	0.36	%(e)	0.16%		0.02%		0.00%		0.01%		0.00%

Ratios to Average Net Assets
Total expenses	0.70	%(f)	0.70%		0.71%		0.71%		0.71%		0.72%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.67	%(f)	0.63%		0.29%		0.05%		0.05%		0.08%

Net investment income	0.74	%(f)	0.18%		0.01%		0.00%		0.00%		0.00%

Supplemental Data
Net assets, end of period (000)	$19,704		$21,110		$16,561		$8,528		$14,777		$12,942

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	91

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	Treasury Trust Fund (continued)
	Cash Reserve
	Six Months Ended 04/30/2018 (Unaudited)		Year Ended 10/31/2017		Period from 12/16/2015 (a) to 10/31/2016
Net asset value, beginning of period	$1.00		$1.00		$1.00

Net investment income	0.0049		0.0019		0.0001
Net realized gain (loss)	(0.0008)		0.0003		0.0000	(b)

Net increase from investment operations	0.0041		0.0022		0.0001

Distributions(c)
From net investment income	(0.0041)		(0.0022)		(0.0001)
From net realized gain	(0.0000	)(d)	(0.0000	)(d)	(0.0000	)(d)

Total distributions	(0.0041)		(0.0022)		(0.0001)

Net asset value, end of period	$1.00		$1.00		$1.00

Total Return(e)
Based on net asset value	0.41	%(f)	0.22%		0.01	%(f)

Ratios to Average Net Assets
Total expenses	0.60	%(g)	0.60%		0.61	%(g)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.57	%(g)	0.52%		0.29	%(g)

Net investment income	1.00	%(g)	0.19%		0.01	%(g)

Supplemental Data
Net assets, end of period (000)	$2,061		$1,002		$3,635

(a)	Commencement of operations.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Annualized.

See notes to financial statements.

92	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	Treasury Trust Fund (continued)
	Administration
	Six Months Ended 04/30/2018 (Unaudited)		Year Ended October 31,
			2017		2016		2015		2014		2013
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.0056		0.0052		0.0005		0.0000	(a)	0.0000	(a)	0.0000	(a)
Net realized gain (loss)	0.0000	(a)	(0.0002)		0.0000	(a)	0.0000	(a)	0.0001		0.0000	(a)

Net increase from investment operations	0.0056		0.0050		0.0005		0.0000		0.0001		0.0000

Distributions(b)
From net investment income	(0.0056)		(0.0050)		(0.0005)		(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
From net realized gain	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)		(0.0000	)(c)

Total distributions	(0.0056)		(0.0050)		(0.0005)		(0.0000)		(0.0001)		(0.0000)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	0.56	%(e)	0.50%		0.05%		0.00%		0.01%		0.00%

Ratios to Average Net Assets
Total expenses	0.30	%(f)	0.30%		0.31%		0.31%		0.31%		0.32%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.27	%(f)	0.27%		0.24%		0.05%		0.05%		0.08%

Net investment income	1.13	%(f)	0.52%		0.04%		0.00%		0.00%		0.00%

Supplemental Data
Net assets, end of period (000)	$518,366		$638,815		$476,145		$573,959		$335,524		$108,091

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	93

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	Treasury Trust Fund (continued)
	Select
	Six Months Ended 04/30/2018 (Unaudited)		Year Ended October 31,				Period from 09/28/2015 (a) to 10/31/2015
			2017		2016
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00

Net investment income	0.0020		0.0001		0.0002		0.0000	(b)
Net realized gain	0.0000	(b)	0.0001		0.0000	(b)	0.0000	(b)

Net increase from investment operations	0.0020		0.0002		0.0002		0.0000

Distributions(c)
From net investment income	(0.0020)		(0.0002)		(0.0002)		(0.0000	)(d)
From net realized gain	(0.0000	)(d)	(0.0000	)(d)	(0.0000	)(d)	(0.0000	)(d)

Total distributions	(0.0020)		(0.0002)		(0.0002)		(0.0000)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00

Total Return(e)
Based on net asset value	0.20	%(f)	0.02%		0.02%		0.00	%(f)

Ratios to Average Net Assets
Total expenses	1.05	%(g)	1.05%		1.06%		1.09	%(g)

Total expenses after fees waived and/or reimbursed and paid indirectly	1.00	%(g)	0.68%		0.31%		0.06	%(g)

Net investment income	0.39	%(g)	0.01%		0.01%		0.00	%(g)

Supplemental Data
Net assets, end of period (000)	$31,815		$38,309		$79,910		$8,058

(a)	Commencement of operations.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Annualized.

See notes to financial statements.

94	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MuniCash
	Institutional
	Six Months Ended 04/30/2018 (Unaudited)		Year Ended October 31,
			2017	2016		2015		2014		2013
Net asset value, beginning of period	$1.0003		$1.0001	$1.00		$1.00		$1.00		$1.00

Net investment income	0.0051		0.0060	0.0019		0.0001		0.0001		0.0004
Net realized and unrealized gain	(0.0001)		0.0000 (a)	0.0013		0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0050		0.0060	0.0032		0.0001		0.0001		0.0004

Distributions(b)
From net investment income	(0.0051)		(0.0058)	(0.0019)		(0.0001)		(0.0001)		(0.0004)
From net realized gain	(0.0002)		—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
From return of capital	—		—	(0.0012)		—		—		—

Total distributions	(0.0053)		(0.0058)	(0.0031)		(0.0001)		(0.0001)		(0.0004)

Net asset value, end of period	$1.0000		$1.0003	$1.0001		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	0.51	%(e)	0.60%	0.33%		0.02%		0.01%		0.04%

Ratios to Average Net Assets
Total expenses	0.29	%(f)	0.31%	0.38	%(g)	0.49%		0.45%		0.42%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20	%(f)	0.20%	0.18%		0.13%		0.16%		0.19%

Net investment income	1.03	%(f)	0.60%	0.25%		0.01%		0.01%		0.04%

Supplemental Data
Net assets, end of period (000)	$4,472,328		$4,096,900	$2,139,820		$145,329		$144,892		$189,271

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Includes reorganization costs associated with the Fund’s reorganization. Without these costs, total expenses for the Institutional class would have been 0.38%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	95

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MuniCash (continued)
	Dollar
	Six Months Ended 04/30/2018 (Unaudited)		Year Ended October 31,
			2017	2016		2015		2014		2013
Net asset value, beginning of period	$1.0003		$1.0001	$1.00		$1.00		$1.00		$1.00

Net investment income	0.0038		0.0033	0.0006		0.0001		0.0001		0.0000	(a)
Net realized and unrealized gain	0.0000	(a)	0.0002	0.0013		0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0038		0.0035	0.0019		0.0001		0.0001		0.0000

Distributions(b)
From net investment income	(0.0039)		(0.0033)	(0.0006)		(0.0001)		(0.0001)		(0.0000	)(c)
From net realized gain	(0.0002)		—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
From return of capital	—		—	(0.0012)		—		—		—

Total distributions	(0.0041)		(0.0033)	(0.0018)		(0.0001)		(0.0001)		(0.0000)

Net asset value, end of period	$1.0000		$1.0003	$1.0001		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	0.38	%(e)	0.35%	0.19%		0.02%		0.01%		0.01%

Ratios to Average Net Assets
Total expenses	0.54	%(f)	0.56%	0.63	%(g)	0.74%		0.69%		0.66%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.45	%(f)	0.45%	0.30%		0.13%		0.17%		0.23%

Net investment income	0.77	%(f)	0.33%	0.05%		0.01%		0.01%		0.00%

Supplemental Data
Net assets, end of period (000)	$1,387		$1,623	$1,802		$2,045		$3,513		$41,042

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Includes reorganization costs associated with the Fund’s reorganization. Without these costs, total expenses for the Dollar class would have been 0.63%.

See notes to financial statements.

96	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MuniFund
	Institutional
	Six Months Ended 04/30/2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0052		0.0060	0.0019	0.0002	0.0002	0.0002
Net realized gain	0.0000	(a)	0.0002	0.0001	0.0001	0.0002	0.0001

Net increase from investment operations	0.0052		0.0062	0.0020	0.0003	0.0004	0.0003

Distributions(b)
From net investment income	(0.0052)		(0.0060)	(0.0019)	(0.0002)	(0.0002)	(0.0002)
From net realized gain	(0.0000	)(c)	(0.0002)	(0.0001)	(0.0001)	(0.0002)	(0.0001)

Total distributions	(0.0052)		(0.0062)	(0.0020)	(0.0003)	(0.0004)	(0.0003)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)
Based on net asset value	0.53	%(e)	0.62%	0.20%	0.03%	0.04%	0.03%

Ratios to Average Net Assets
Total expenses	0.54	%(f)	0.45%	0.37%	0.36%	0.36%	0.35%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20	%(f)	0.20%	0.11%	0.06%	0.08%	0.15%

Net investment income	1.05	%(f)	0.60%	0.10%	0.02%	0.02%	0.02%

Supplemental Data
Net assets, end of period (000)	$123,054		$146,316	$141,458	$1,369,069	$1,219,566	$1,159,440

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	97

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MuniFund (continued)
	Dollar
	Six Months Ended 04/30/2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0040		0.0035	0.0006	0.0002	0.0002	0.0001
Net realized gain	0.0000	(a)	0.0002	0.0001	0.0001	0.0002	0.0001

Net increase from investment operations	0.0040		0.0037	0.0007	0.0003	0.0004	0.0002

Distributions(b)
From net investment income	(0.0040)		(0.0035)	(0.0006)	(0.0002)	(0.0002)	(0.0001)
From net realized gain	(0.0000	)(c)	(0.0002)	(0.0001)	(0.0001)	(0.0002)	(0.0001)

Total distributions	(0.0040)		(0.0037)	(0.0007)	(0.0003)	(0.0004)	(0.0002)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)
Based on net asset value	0.40	%(e)	0.36%	0.07%	0.03%	0.04%	0.03%

Ratios to Average Net Assets
Total expenses	0.79	%(f)	0.70%	0.63%	0.61%	0.61%	0.60%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.45	%(f)	0.45%	0.22%	0.06%	0.08%	0.15%

Net investment income	0.80	%(f)	0.35%	0.03%	0.02%	0.02%	0.01%

Supplemental Data
Net assets, end of period (000)	$4,609		$4,592	$5,724	$41,554	$49,420	$58,832

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

98	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MuniFund (continued)
	Cash Management
	Six Months Ended 04/30/2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0028		0.0010	0.0001	0.0002	0.0002	0.0001
Net realized gain	0.0000	(a)	0.0003	0.0001	0.0001	0.0002	0.0001

Net increase from investment operations	0.0028		0.0013	0.0002	0.0003	0.0004	0.0002

Distributions(b)
From net investment income	(0.0028)		(0.0011)	(0.0001)	(0.0002)	(0.0002)	(0.0001)
From net realized gain	(0.0000	)(c)	(0.0002)	(0.0001)	(0.0001)	(0.0002)	(0.0001)

Total distributions	(0.0028)		(0.0013)	(0.0002)	(0.0003)	(0.0004)	(0.0002)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)
Based on net asset value	0.28	%(e)	0.13%	0.02%	0.03%	0.04%	0.03%

Ratios to Average Net Assets
Total expenses	1.04	%(f)	0.95%	0.87%	0.86%	0.86%	0.86%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.70	%(f)	0.68%	0.26%	0.06%	0.08%	0.11%

Net investment income	0.57	%(f)	0.10%	0.01%	0.02%	0.02%	0.02%

Supplemental Data
Net assets, end of period (000)	$132		$38	$63	$2,261	$8,693	$18,390

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	99

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MuniFund (continued)
	Administration
	Six Months Ended 04/30/2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0047		0.0049	0.0013	0.0002	0.0002	0.0001
Net realized gain	0.0000	(a)	0.0003	0.0001	0.0001	0.0002	0.0001

Net increase from investment operations	0.0047		0.0052	0.0014	0.0003	0.0004	0.0002

Distributions(b)
From net investment income	(0.0047)		(0.0050)	(0.0013)	(0.0002)	(0.0002)	(0.0001)
From net realized gain	(0.0000	)(c)	(0.0002)	(0.0001)	(0.0001)	(0.0002)	(0.0001)

Total distributions	(0.0047)		(0.0052)	(0.0014)	(0.0003)	(0.0004)	(0.0002)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)
Based on net asset value	0.48	%(e)	0.52%	0.14%	0.03%	0.04%	0.03%

Ratios to Average Net Assets
Total expenses	0.64	%(f)	0.55%	0.46%	0.46%	0.46%	0.45%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.30	%(f)	0.30%	0.15%	0.06%	0.08%	0.16%

Net investment income	0.95	%(f)	0.49%	0.05%	0.02%	0.02%	0.01%

Supplemental Data
Net assets, end of period (000)	$16,301		$18,653	$21,554	$325,641	$315,869	$288,779

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

100	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MuniFund (continued)
	Select
	Six Months Ended 04/30/2018 (Unaudited)		Year Ended October 31,
			2017		2016	2015	2014	2013
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income	0.0013		0.0000	(a)	0.0001	0.0002	0.0002	0.0001
Net realized gain	0.0000	(a)	0.0002		0.0001	0.0001	0.0002	0.0001

Net increase from investment operations	0.0013		0.0002		0.0002	0.0003	0.0004	0.0002

Distributions(b)
From net investment income	(0.0013)		(0.0000	)(c)	(0.0001)	(0.0002)	(0.0002)	(0.0001)
From net realized gain	(0.0000	)(c)	(0.0002)		(0.0001)	(0.0001)	(0.0002)	(0.0001)

Total distributions	(0.0013)		(0.0002)		(0.0002)	(0.0003)	(0.0004)	(0.0002)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total Return(d)
Based on net asset value	0.13	%(e)	0.02%		0.02%	0.03%	0.04%	0.03%

Ratios to Average Net Assets
Total expenses	1.39	%(f)	1.30%		1.22%	1.21%	1.21%	1.20%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.00	%(f)	0.79%		0.24%	0.06%	0.08%	0.15%

Net investment income	0.25	%(f)	0.00%		0.01%	0.02%	0.02%	0.01%

Supplemental Data
Net assets, end of period (000)	$2,780		$2,833		$3,863	$22,769	$17,580	$16,299

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	101

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MuniFund (continued)
	Private Client
	Six Months Ended 04/30/2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0029		0.0013	0.0002	0.0002	0.0002	0.0001
Net realized gain	0.0000	(a)	0.0002	0.0001	0.0001	0.0002	0.0001

Net increase from investment operations	0.0029		0.0015	0.0003	0.0003	0.0004	0.0002

Distributions(b)
From net investment income	(0.0029)		(0.0013)	(0.0002)	(0.0002)	(0.0002)	(0.0001)
From net realized gain	(0.0000	)(c)	(0.0002)	(0.0001)	(0.0001)	(0.0002)	(0.0001)

Total distributions	(0.0029)		(0.0015)	(0.0003)	(0.0003)	(0.0004)	(0.0002)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)
Based on net asset value	0.29	%(e)	0.14%	0.03%	0.03%	0.04%	0.03%

Ratios to Average Net Assets
Total expenses	1.39	%(f)	1.30%	1.22%	1.21%	1.21%	1.20%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.68	%(f)	0.67%	0.25%	0.06%	0.08%	0.15%

Net investment income	0.57	%(f)	0.13%	0.02%	0.02%	0.02%	0.01%

Supplemental Data
Net assets, end of period (000)	$325		$330	$350	$1,649	$1,817	$1,787

(a)	Amount is less than $0.00005 per share..
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

102	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	California Money Fund
	Institutional
	Six Months Ended 04/30/2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015		2014	2013
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00

Net investment income	0.0050		0.0053	0.0019	0.0001		0.0001	0.0001
Net realized gain (loss)	—		0.0012	0.0000 (a)	(0.0000	)(b)	0.0001	—

Net increase from investment operations	0.0050		0.0065	0.0019	0.0001		0.0002	0.0001

Distributions(c)
From net investment income	(0.0050)		(0.0054)	(0.0019)	(0.0001)		(0.0001)	(0.0001)
From net realized gain	—		(0.0011)	—	—		(0.0001)	—

Total distributions	(0.0050)		(0.0065)	(0.0019)	(0.0001)		(0.0002)	(0.0001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00

Total Return(d)
Based on net asset value	0.50	%(e)	0.65%	0.19%	0.01%		0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.73	%(f)	0.74%	0.47%	0.47%		0.46%	0.45%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20	%(f)	0.20%	0.12%	0.05%		0.08%	0.13%

Net investment income	1.00	%(f)	0.53%	0.12%	0.01%		0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$46,458		$30,459	$41,192	$227,884		$122,721	$136,074

(a)	Amount is less than $0.00005 per share.
(b)	Amount is greater than $(0.00005) per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	103

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	California Money Fund (continued)
	Select
	Six Months Ended 04/30/2018 (Unaudited)		Year Ended October 31,
			2017		2016		2015		2014	2013
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Net investment income	0.0011		0.0000	(a)	0.0000	(a)	0.0001		0.0001	0.0001
Net realized gain (loss)	—		0.0011		0.0000	(a)	(0.0000	)(b)	0.0001	—

Net increase from investment operations	0.0011		0.0011		0.0000		0.0001		0.0002	0.0001

Distributions(c)
From net investment income	(0.0011)		(0.0000	)(b)	(0.0000	)(b)	(0.0001)		(0.0001)	(0.0001)
From net realized gain	—		(0.0011)		—		—		(0.0001)	—

Total distributions	(0.0011)		(0.0011)		(0.0000)		(0.0001)		(0.0002)	(0.0001)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Total Return(d)
Based on net asset value	0.11	%(e)	0.11%		0.00%		0.01%		0.02%	0.01%

Ratios to Average Net Assets
Total expenses	1.59	%(f)	1.56%		1.39%		1.32%		1.32%	1.29%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.00	%(f)	0.69%		0.36%		0.05%		0.08%	0.13%

Net investment income	0.22	%(f)	0.00%		0.01%		0.01%		0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$2,029		$2,094		$7,906		$7,313		$10,228	$6,385

(a)	Amount is less than $0.00005 per share.
(b)	Amount is greater than $(0.00005) per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

104	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	California Money Fund (continued)
	Private Client
	Six Months Ended 04/30/2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015		2014	2013
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00

Net investment income	0.0026		0.0007	0.0001	0.0001		0.0001	0.0001
Net realized gain (loss)	—		0.0013	0.0000 (a)	(0.0000	)(b)	0.0001	—

Net increase from investment operations	0.0026		0.0020	0.0001	0.0001		0.0002	0.0001

Distributions(c)
From net investment income	(0.0026)		(0.0009)	(0.0001)	(0.0001)		(0.0001)	(0.0001)
From net realized gain	—		(0.0011)	—	—		(0.0001)	—

Total distributions	(0.0026)		(0.0020)	(0.0001)	(0.0001)		(0.0002)	(0.0001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00

Total Return(d)
Based on net asset value	0.26	%(e)	0.19%	0.01%	0.01%		0.02%	0.01%

Ratios to Average Net Assets
Total expenses	1.59	%(f)	1.53%	1.39%	1.32%		1.32%	1.30%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.68	%(f)	0.65%	0.31%	0.05%		0.08%	0.13%

Net investment income	0.52	%(f)	0.07%	0.02%	0.01%		0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$775		$773	$4,077	$4,096		$4,280	$4,949

(a)	Amount is less than $0.00005 per share.
(b)	Amount is greater than $(0.00005) per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	105

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	New York Money Fund
	Institutional
	Six Months Ended 04/30/2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015		2014		2013
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income	0.0052		0.0056	0.0019	0.0001		0.0001		0.0001
Net realized gain	—		0.0013	0.0015	0.0000	(a)	0.0000	(a)	—

Net increase from investment operations	0.0052		0.0069	0.0034	0.0001		0.0001		0.0001

Distributions(b)
From net investment income	(0.0052)		(0.0056)	(0.0019)	(0.0001)		(0.0001)		(0.0001)
From net realized gain	—		—	(0.0003)	(0.0000	)(c)	(0.0000	)(c)	—
From return of capital	—		(0.0013)	(0.0012)	—		—		—

Total distributions	(0.0052)		(0.0069)	(0.0034)	(0.0001)		(0.0001)		(0.0001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	0.52	%(e)	0.69%	0.34%	0.01%		0.01%		0.02%

Ratios to Average Net Assets
Total expenses	1.26	%(f)	1.00%	0.58%	0.49%		0.48%		0.46%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20	%(f)	0.20%	0.14%	0.09%		0.09%		0.14%

Net investment income	1.06	%(f)	0.56%	0.10%	0.01%		0.01%		0.01%

Supplemental Data
Net assets, end of period (000)	$20,759		$16,908	$17,838	$92,999		$118,278		$94,547

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

106	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	New York Money Fund (continued)
	Select
	Six Months Ended 04/30/2018 (Unaudited)		Year Ended October 31,
			2017		2016		2015		2014		2013
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.0013		0.0001		0.0000	(a)	0.0001		0.0001		0.0001
Net realized gain	—		0.0012		0.0015		0.0000	(a)	0.0000	(a)	—

Net increase from investment operations	0.0013		0.0013		0.0015		0.0001		0.0001		0.0001

Distributions(b)
From net investment income	(0.0013)		(0.0000	)(c)	(0.0000	)(c)	(0.0001)		(0.0001)		(0.0001)
From net realized gain	—		—		(0.0003)		(0.0000	)(c)	(0.0000	)(c)	—
From return of capital	—		(0.0013)		(0.0012)		—		—		—

Total distributions	(0.0013)		(0.0013)		(0.0015)		(0.0001)		(0.0001)		(0.0001)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	0.13	%(e)	0.13%		0.16%		0.01%		0.01%		0.01%

Ratios to Average Net Assets
Total expenses	2.12	%(f)	1.91%		1.43%		1.34%		1.33%		1.31%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.00	%(f)	0.73%		0.31%		0.09%		0.09%		0.15%

Net investment income	0.34	%(f)	0.01%		0.01%		0.01%		0.01%		0.01%

Supplemental Data
Net assets, end of period (000)	$389		$196		$569		$3,911		$7,493		$9,473

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	107

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	New York Money Fund (continued)
	Private Client
	Six Months Ended 04/30/2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015		2014		2013
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income	0.0028		0.0010	0.0001	0.0001		0.0001		0.0001
Net realized gain	—		0.0013	0.0015	0.0000	(a)	0.0000	(a)	—

Net increase from investment operations	0.0028		0.0023	0.0016	0.0001		0.0001		0.0001

Distributions(b)
From net investment income	(0.0028)		(0.0010)	(0.0001)	(0.0001)		(0.0001)		(0.0001)
From net realized gain	—		—	(0.0003)	(0.0000	)(c)	(0.0000	)(c)	—
From return of capital	—		(0.0013)	(0.0012)	—		—		—

Total distributions	(0.0028)		(0.0023)	(0.0016)	(0.0001)		(0.0001)		(0.0001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	0.28	%(e)	0.23%	0.17%	0.01%		0.01%		0.01%

Ratios to Average Net Assets
Total expenses	2.12	%(f)	1.86%	1.43%	1.34%		1.34%		1.31%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.68	%(f)	0.66%	0.31%	0.09%		0.08%		0.16%

Net investment income	0.56	%(f)	0.10%	0.01%	0.01%		0.01%		0.01%

Supplemental Data
Net assets, end of period (000)	$332		$330	$410	$692		$1,827		$266

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

108	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock Liquidity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Diversification Classification
Federal Trust Fund	Diversified
FedFund	Diversified
TempCash	Diversified
TempFund	Diversified
T-Fund	Diversified
Treasury Trust Fund	Diversified
MuniCash	Diversified
MuniFund	Diversified
California Money Fund	Non-Diversified	(a)
New York Money Fund	Non-Diversified	(a)

(a)	California Money Fund and New York Money Fund must satisfy the diversification requirement set forth in Rule 2a-7 under the 1940 Act and will thereby be deemed to be diversified under the 1940 Act.

Each Fund offers multiple classes of shares although certain share classes may not be outstanding at the report date. Each Fund offers the following classes of shares: Institutional Shares, Dollar Shares, Cash Management Shares, Cash Reserve Shares, Administration Shares, Select Shares, Private Client Shares, Premier Shares and Capital Shares (formerly known as Premier Choice Shares). TempFund, T-Fund, MuniFund, California Money Fund and New York Money Fund also offer Plus Shares. FedFund, TempCash, MuniCash, California Money Fund and New York Money Fund also offer Cash Plus Shares. For the six months ended April 30, 2018, no Premier Shares, Plus Shares or Cash Plus Shares were outstanding. Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund each operate as a “government money market fund” under Rule 2a-7 under the 1940 Act. Each Fund is not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund’s weekly liquid assets.

California Money Fund, MuniFund and New York Money Fund each operate as a “retail money market fund” under Rule 2a-7 under the 1940 Act. With respect to each of California Money Fund, MuniFund and New York Money Fund, the Board of Trustees of the Trust (the “Board”) is permitted to impose a liquidity fee of up to 2% on the value redeemed or temporarily restrict redemptions from the Fund for up to 10 business days in a 90 day period, in the event that the Fund’s weekly liquid assets fall below certain thresholds.

TempCash, TempFund and MuniCash each price and transact in their shares at a net asset value (“NAV”) per share calculated to four decimal places, reflecting market- based values of their portfolio holdings (i.e., at a “floating” NAV). The NAV of TempFund is priced multiple times each day such Fund accepts purchase orders and redemption requests. Prior to each Fund’s adoption of the floating NAV, its portfolio holdings were valued at amortized cost. With respect to each of TempCash, TempFund and MuniCash, the Board is permitted to impose a liquidity fee of up to 2% on the value redeemed or temporarily restrict redemptions from the Fund for up to 10 business days in a 90 day period, in the event that the Fund’s weekly liquid assets fall below certain thresholds.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared daily and distributed monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Liquidity Fees: Any liquidity fees imposed on the value of shares redeemed in the event that a Fund’s weekly liquid assets fall below certain thresholds are recorded as paid-in-capital. The liquidity fees are collected and retained by each Fund for the benefit of the Fund’s remaining shareholders.

NOTES TO FINANCIAL STATEMENTS	109

Notes to Financial Statements  (unaudited) (continued)

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies (TempCash, TempFund and MuniCash): The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of TempCash, TempFund and MuniCash assets and liabilities:

•	Investments are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

Investment Valuation Policies (Federal Trust Fund, FedFund, T-Fund, Treasury Trust Fund, California Money Fund, MuniFund and New York Money Fund): U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Each Fund seeks to maintain its NAV per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Pursuant to the custodial undertaking associated with a tri-party repurchase arrangement, an unaffiliated third party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or a fund, respectively. Certain Funds, along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements. As of period end, FedFund, TempCash, TempFund, and T-Fund invested in repurchase agreements through joint trading accounts.

110	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits a fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, a fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, a fund would recognize a liability with respect to such excess collateral. The liability reflects a fund’s obligation under bankruptcy law to return the excess to the counterparty.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Trust, on behalf of the Funds, entered into a management agreement with the Manager, the Trust’s investment adviser, an indirect, wholly- owned subsidiary of BlackRock, to provide investment advisory, administration and accounting services to the Funds.

For the management and administrative services provided and certain expenses assumed by it under the management agreement, the Manager is entitled to receive the following annual fees computed daily and paid monthly based upon each Fund’s average daily net assets:

Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund
Calculation A	Calculation B
Management Fee is equal to calculation A plus calculation B
.175% of the first $1 Billion(a)	.175% of the first $1 Billion(b)
.150% of the next $1 Billion(a)	.150% of the next $1 Billion(b)
.125% of the next $1 Billion(a)	.125% of the next $1 Billion(b)
.100% of the next $1 Billion(a)	.100% of amounts in excess of $3 Billion(b)
.095% of the next $1 Billion(a)
.090% of the next $1 Billion(a)
.085% of the next $1 Billion(a)
.080% of amounts in excess of $7 Billion(a)

(a)	Based on the combined average net assets of Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund.
(b)	Based on the average net assets of the Fund whose fee is being calculated.

TempCash, MuniCash and MuniFund
Management Fee	.350% of the first $1 Billion
.300% of the next $1 Billion
.250% of the next $1 Billion
.200% of the next $1 Billion
.195% of the next $1 Billion
.190% of the next $1 Billion
.185% of the next $1 Billion
.180% of amounts in excess of $7 Billion

TempFund
Management Fee	.350% of the first $1 Billion
.300% of the next $1 Billion
.250% of the next $1 Billion
.200% of the next $1 Billion
.195% of the next $1 Billion
.190% of the next $1 Billion
.180% of the next $1 Billion
.175% of the next $1 Billion
.170% of amounts in excess of $8 Billion

California Money Fund and New York Money Fund
Management Fee	.375% of the first $1 Billion
.350% of the next $1 Billion
.325% of the next $1 Billion
.300% of amounts in excess of $3 Billion

Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a separate Distribution Agreement, Distribution Plans and Shareholder Service Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Select Shares Distribution Plan, the Private Client Shares Distribution Plan and the Premier Shares Distribution Plan, the Trust may pay BRIL a fee for distribution and sales support services. In addition, the Trust may pay service organizations, including affiliates of the Manager, fees for providing certain services (“shareholder services”) to their customers who own shares of the Funds. Pursuant to its respective Shareholder Services Plan, each of the Dollar, Cash Management, Cash Reserve, Administration, Select, Private Client, Premier, and Capital Share classes are currently

NOTES TO FINANCIAL STATEMENTS	111

Notes to Financial Statements  (unaudited) (continued)

paying fees to service organizations, which may include affiliates of the Manager. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service Fee (a)	Distribution Fee (a)
Dollar	0.25%	—
Cash Management	0.50	—
Cash Reserve	0.40	—
Administration	0.10	—
Select	0.50	0.35%
Private Client	0.50	0.35
Premier	0.50	0.10
Capital	0.05	—

(a)	Due to certain contractual and voluntary waivers, the above stated rates may be reduced.

For the six months ended April 30, 2018, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

	Dollar	Cash Management	Cash Reserve	Administration	Select	Private Client	Capital	Total
Federal Trust Fund	$178,670	$36,659	$831	$25,831	$—	$—	$—	$241,991
FedFund	2,395,978	410,951	2,241,763	1,253,975	995,213	6,245	110,124	7,414,249
TempCash	19,569	—	—	—	—	—	—	19,569
TempFund	130,468	1,660,584	8,440	51,561	4	7,791	—	1,858,848
T-Fund	3,494,218	1,470,658	119,690	348,611	289,385	—	160,893	5,883,455
Treasury Trust Fund	643,613	53,784	6,162	322,903	154,298	—	—	1,180,760
MuniCash	1,853	—	—	—	—	—	—	1,853
MuniFund	5,638	75	—	8,694	13,096	1,390	—	28,893
California Money Fund	—	—	—	—	8,647	3,262	—	11,909
New York Money Fund	—	—	—	—	962	1,394	—	2,356

Certain Funds have begun to incur expenses in connection with a potential reconfiguration of the boards of trustees of certain BlackRock-advised funds, including the Funds. The Manager has voluntarily agreed to reimburse the Funds for all or a portion of such expenses, which amounts are shown included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended April 30, 2018, the amount reimbursed was as follows:

FedFund	$5,410
TempFund	3,102
T-Fund	6,344
Treasury Trust Fund	1,312
California Money Fund	206
New York Money Fund	217

Expense Limitations, Waivers, and Reimbursements: The Manager, as investment adviser and administrator, has contractually agreed to reduce its fees and/or reimburse ordinary operating expenses to ensure that the combined “Management Fees” and “Miscellaneous/Other Expenses,” excluding service fees, distribution fees and any extraordinary expenses, do not exceed 0.18% of the average daily net assets of TempCash and TempFund, 0.17% of the average daily net assets of Federal Trust Fund, FedFund, T-Fund, and Treasury Trust Fund, and 0.20% of the average daily net assets of MuniCash, MuniFund, California Money Fund, and New York Money Fund. Any fees waived by the Manager with respect to a particular fiscal year are not recoverable. The Manager has agreed not to reduce or discontinue this contractual expense limitation prior to March 1, 2019, unless approved by the Board of Trustees, including a majority of the trustees who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of such Fund.

In addition, BRIL has contractually agreed to waive service and/or distribution fees through February 28, 2019 so that the net annual fund operating expenses, excluding extraordinary expenses, of the Select Shares, Private Client Shares and Premier Shares do not exceed 1.00%, 0.68% and 0.68%, respectively. The agreement renews automatically for successive one-year periods and may be terminated by any party to the agreement upon written notice 75 days prior to the commencement of a successive one year period.

The Manager and BRIL have also voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds’ share classes to maintain minimum levels of net investment income. These amounts are reported in the Statements of Operations as fees waived and/or reimbursed by the Manager and service and distribution fees waived — class specific. The Manager and BRIL may discontinue the voluntary waiver at any time.

For the six months ended April 30, 2018, the following tables show the various types of class specific expenses borne directly by each class of each Fund and any associated waivers and/or reimbursements of those expenses.

112	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Service and Distribution Fees:

	Administration	Select	Private Client	Total
Federal Trust Fund	$—	$—	$—	$—
FedFund	—	45,438	2,469	47,907
TempCash	—	—	—	—
TempFund	18	—	3,209	3,227
T-Fund	—	38,988	—	38,988
Treasury Trust Fund	—	3,630	—	3,630
MuniCash	—	—	—	—
MuniFund	—	850	605	1,455
California Money Fund	—	696	1,420	2,116
New York Money Fund	—	68	607	675

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Funds may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Funds’ investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended April 30, 2018, the Funds did not participate in the Interfund Lending Program.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Officer and Trustees in the Statements of Operations.

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended April 30, 2018, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales	Net realized gain (loss)
MuniCash	$437,270,004	$174,005,066	$—
MuniFund	24,214,035	51,486,934	—
California Money Fund	6,209,905	26,234,443	—
New York Money Fund	3,302,136	2,945,957	—

6.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for each of the four years ended October 31, 2017. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2017, the Funds had capital loss carryforwards available to offset future realized capital gains as follows:

Expires	Federal Trust Fund
No expiration date	$27,877

$27,877

NOTES TO FINANCIAL STATEMENTS	113

Notes to Financial Statements  (unaudited) (continued)

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the Funds or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Funds’ financial statements, if any, cannot be fully determined.

7.	PRINCIPAL RISKS

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease a Fund’s ability to buy or sell bonds. As a result, a Fund may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If a Fund needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

In the normal course of business, certain Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject certain Funds to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) general economy; (ii) overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Certain obligations held by the Funds have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Funds monitor their exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: MuniCash, MuniFund, California Money Fund and New York Money Fund invest a substantial amount of their assets in issuers located in a single state or limited number of states. This may subject each Fund to the risk that economic, political or social issues impacting a particular state or group of states could have an adverse and disproportionate impact on the income from, or the value or liquidity of, each Fund’s respective portfolios. Investment percentages in specific states or U.S. territories are presented in the Schedules of Investments.

8.	CAPITAL SHARE TRANSACTIONS

The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) and to classify or reclassify any unissued shares into one or more additional classes of shares.

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share for Federal Trust Fund, FedFund, T-Fund, Treasury Trust Fund, MuniFund, California Money Fund, and New York Money Fund.

Transactions in capital shares for each class were as follows:

	Six Months Ended 04/30/18	Year Ended 10/31/17
Federal Trust Fund
Institutional
Shares sold	6,525,206,020	11,521,409,306
Shares issued in reinvestment of distributions	4,137,861	4,485,241
Shares redeemed	(6,633,439,496)	(11,911,324,063)

Net decrease	(104,095,615)	(385,429,516)

114	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 04/30/18	Year Ended 10/31/17

Dollar
Shares sold	580,681,762	1,398,571,083
Shares issued in reinvestment of distributions	27,774	25,344
Shares redeemed	(596,571,443)	(1,507,584,792)

Net decrease	(15,861,907)	(108,988,365)

Cash Management
Shares sold	688,675	47,845
Shares redeemed	(1,513,095)	(16,432,337)

Net decrease	(824,420)	(16,384,492)

Cash Reserve
Shares sold	87	87
Shares issued in reinvestment of distributions	1,186	712
Shares redeemed	(72,267)	(52,825)

Net decrease	(70,994)	(52,026)

Administration
Shares sold	78,165,800	105,539,873
Shares issued in reinvestment of distributions	278,403	346,732
Shares redeemed	(84,128,100)	(79,988,999)

Net increase (decrease)	(5,683,897)	25,897,606

Total Net Decrease	(126,536,833)	(484,956,793)

FedFund
Institutional
Shares sold	423,197,826,433	819,897,653,739
Shares issued in reinvestment of distributions	247,545,228	213,850,106
Shares redeemed	(417,381,339,314)	(826,108,827,770)

Net increase (decrease)	6,064,032,347	(5,997,323,925)

Dollar
Shares sold	8,322,748,150	29,222,369,150
Shares issued in reinvestment of distributions	1,216,244	807,911
Shares redeemed	(8,092,752,856)	(29,538,077,180)

Net increase (decrease)	231,211,538	(314,900,119)

Cash Management
Shares sold	242,104,726	602,966,815
Shares issued in reinvestment of distributions	457,717	184,215
Shares redeemed	(206,737,226)	(586,918,159)

Net increase	35,825,217	16,232,871

Cash Reserve
Shares sold	1,001,305,082	1,717,511,376
Shares issued in reinvestment of distributions	87	73
Shares redeemed	(610,409,964)	(1,123,118,548)

Net increase	390,895,205	594,392,901

Administration
Shares sold	4,430,132,917	6,582,300,349
Shares issued in reinvestment of distributions	2,516,706	1,093,495
Shares redeemed	(4,151,730,197)	(5,840,838,455)

Net increase	280,919,426	742,555,389

Select
Shares sold	132,229,801	534,295,537
Shares issued in reinvestment of distributions	431,834	130,347
Shares redeemed	(297,570,297)	(435,466,681)

Net increase (decrease)	(164,908,662)	98,959,203

NOTES TO FINANCIAL STATEMENTS	115

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 04/30/18	Year Ended 10/31/17

Private Client
Shares sold	484,768	1,708,778
Shares issued in reinvestment of distributions	5,028	3,682
Shares redeemed	(1,500,506)	(1,876,118)

Net decrease	(1,010,710)	(163,658)

Premier(a)
Shares sold	—	33
Shares issued in reinvestment of distributions	—	1
Shares redeemed	—	(12,453)

Net decrease	—	(12,419)

Capital(b)
Shares sold	6,578,757,383	—
Shares issued in reinvestment of distributions	3,393,637	—
Shares redeemed	(339,369,046)	—

Net increase	6,242,781,974	—

Total Net Increase (Decrease)	13,079,746,335	(4,860,259,757)

T-Fund
Institutional
Shares sold	279,704,921,476	344,325,962,756
Shares issued in reinvestment of distributions	183,193,865	127,133,604
Shares redeemed	(269,602,422,610)	(345,124,975,151)

Net increase (decrease)	10,285,692,731	(671,878,791)

Dollar
Shares sold	5,957,395,640	15,162,270,077
Shares issued in reinvestment of distributions	2,993,140	1,614,965
Shares redeemed	(6,237,483,474)	(16,043,514,131)

Net decrease	(277,094,694)	(879,629,089)

Cash Management
Shares sold	1,075,553,629	3,359,423,395
Shares issued in reinvestment of distributions	1,303,280	679,846
Shares redeemed	(1,050,653,999)	(3,917,547,775)

Net increase (decrease)	26,202,910	(557,444,534)

Cash Reserve
Shares sold	47,399,642	88,575,749
Shares issued in reinvestment of distributions	850	494
Shares redeemed	(32,250,777)	(99,466,798)

Net increase (decrease)	15,149,715	(10,890,555)

Administration
Shares sold	415,397,263	956,016,812
Shares issued in reinvestment of distributions	1,563,778	786,724
Shares redeemed	(353,242,086)	(346,868,634)

Net increase	63,718,955	609,934,902

Select
Shares sold	65,945,555	178,147,217
Shares issued in reinvestment of distributions	125,132	16,700
Shares redeemed	(108,340,332)	(186,379,864)

Net decrease	(42,269,645)	(8,215,947)

Capital(b)
Shares sold	9,733,878,564	—
Shares issued in reinvestment of distributions	4,861,938	—
Shares redeemed	(366,498,350)	—

Net increase	9,372,242,152	—

Total Net Increase (Decrease)	19,443,642,124	(1,518,124,014)

116	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 04/30/18	Year Ended 10/31/17
Treasury Trust Fund
Institutional
Shares sold	40,518,577,127	63,116,435,366
Shares issued in reinvestment of distributions	38,264,425	38,311,656
Shares redeemed	(38,904,007,946)	(59,908,554,460)

Net increase	1,652,833,606	3,246,192,562

Dollar
Shares sold	1,266,885,703	2,482,949,070
Shares issued in reinvestment of distributions	589,199	298,678
Shares redeemed	(1,288,725,610)	(2,420,196,004)

Net increase (decrease)	(21,250,708)	63,051,744

Cash Management
Shares sold	5,302,645	29,414,523
Shares redeemed	(6,708,894)	(24,864,675)

Net increase (decrease)	(1,406,249)	4,549,848

Cash Reserve
Shares sold	75,054,522	5,665,648
Shares issued in reinvestment of distributions	15,340	2,522
Shares redeemed	(74,010,368)	(8,301,262)

Net increase (decrease)	1,059,494	(2,633,092)

Administration
Shares sold	1,628,193,232	4,139,789,166
Shares issued in reinvestment of distributions	152,781	100,516
Shares redeemed	(1,748,780,694)	(3,977,213,552)

Net increase (decrease)	(120,434,681)	162,676,130

Select
Shares sold	53,511,957	222,667,454
Shares issued in reinvestment of distributions	71,581	10,368
Shares redeemed	(60,076,397)	(264,275,107)

Net decrease	(6,492,859)	(41,597,285)

Total Net Increase	1,504,308,603	3,432,239,907

MuniFund
Institutional
Shares sold	155,004,132	412,605,377
Shares issued in reinvestment of distributions	250,386	350,353
Shares redeemed	(178,500,415)	(408,076,919)

Net increase (decrease)	(23,245,897)	4,878,811

Dollar
Shares sold	848,231	7,398,997
Shares redeemed	(831,918)	(8,528,638)

Net increase (decrease)	16,313	(1,129,641)

Cash Management
Shares sold	128,665	105,312
Shares redeemed	(34,485)	(130,456)

Net increase (decrease)	94,180	(25,144)

Administration
Shares sold	14,218,351	27,436,239
Shares issued in reinvestment of distributions	81,755	114,933
Shares redeemed	(16,650,111)	(30,445,390)

Net decrease	(2,350,005)	(2,894,218)

NOTES TO FINANCIAL STATEMENTS	117

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 04/30/18	Year Ended 10/31/17

Select
Shares sold	12,080,761	26,740,561
Shares issued in reinvestment of distributions	3,996	979
Shares redeemed	(12,137,441)	(27,769,602)

Net decrease	(52,684)	(1,028,062)

Private Client
Shares sold	26	4
Shares issued in reinvestment of distributions	948	482
Shares redeemed	(6,826)	(20,328)

Net decrease	(5,852)	(19,842)

Premier(a)
Shares sold	—	—
Shares redeemed	—	(1)

Net decrease	—	(1)

Total Net Decrease	(25,543,945)	(218,097)

California Money Fund
Institutional
Shares sold	54,275,212	83,815,480
Shares issued in reinvestment of distributions	37,581	16,601
Shares redeemed	(38,314,092)	(94,516,225)

Net increase (decrease)	15,998,701	(10,684,144)

Select
Shares sold	233,692	9,097,223
Shares issued in reinvestment of distributions	2,224	8,365
Shares redeemed	(300,002)	(14,908,409)

Net decrease	(64,086)	(5,802,821)

Private Client
Shares sold	62	33
Shares issued in reinvestment of distributions	2,001	7,057
Shares redeemed	(134)	(3,305,816)

Net increase (decrease)	1,929	(3,298,726)

Premier(a)
Shares sold	—	—
Shares redeemed	—	(1)

Net decrease	—	(1)

Total Net Increase (Decrease)	15,936,544	(19,785,692)

New York Money Fund
Institutional
Shares sold	16,678,627	32,338,538
Shares issued in reinvestment of distributions	53,151	62,940
Shares redeemed	(12,880,063)	(33,309,440)

Net increase (decrease)	3,851,715	(907,962)

Cash Management (c)
Shares sold	—	—
Shares redeemed	—	(1)

Net decrease	—	(1)

Select
Shares sold	324,032	640,930
Shares issued in reinvestment of distributions	380	464
Shares redeemed	(131,217)	(1,013,390)

Net increase (decrease)	193,195	(371,996)

118	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 04/30/18	Year Ended 10/31/17

Private Client
Shares sold	368	1,544
Shares issued in reinvestment of distributions	922	752
Shares redeemed	—	(81,117)

Net increase (decrease)	1,290	(78,821)

Premier(a)
Shares sold	—	—
Shares redeemed	—	(1)

Net decrease	—	(1)

Total Net Increase (Decrease)	4,046,200	(1,358,781)

Transactions in capital shares for each class of TempCash, TempFund and MuniCash were as follows:

	Six Months Ended 04/30/18		Year Ended 10/31/17
	Shares	Amount	Shares	Amount
TempCash
Institutional
Shares sold	3,019,547,054	$3,020,017,966	2,498,435,715	$2,498,883,722
Shares issued in reinvestment of distributions	670,101	670,202	811,975	812,099
Shares redeemed	(2,223,292,994)	(2,223,622,975)	(858,529,592)	(858,688,388)

Net increase	796,924,161	$797,065,193	1,640,718,098	$1,641,007,433

Dollar
Shares issued in reinvestment of distributions	92,188	$92,207	135,002	$135,026
Shares redeemed	(10,204,989)	(10,206,701)	(3,567,371)	(3,567,671)

Net decrease	(10,112,801)	$(10,114,494)	(3,432,369)	$(3,432,645)

Total Net Increase	786,811,360	$786,950,699	1,637,285,729	$1,637,574,788

TempFund
Institutional
Shares sold	41,123,514,414	$41,132,043,545	76,826,262,634	$76,859,303,641
Shares issued in reinvestment of distributions	62,138,483	62,150,802	89,307,275	89,345,302
Shares redeemed	(43,551,220,575)	(43,560,384,897)	(72,160,873,789)	(72,192,062,727)

Net increase (decrease)	(2,365,567,678)	$(2,366,190,550)	4,754,696,120	$4,756,586,216

Dollar
Shares sold	140,773,820	$140,812,421	224,444,653	$224,556,353
Shares issued in reinvestment of distributions	641,757	641,897	630,512	630,808
Shares redeemed	(122,599,927)	(122,631,951)	(230,672,838)	(230,776,163)

Net increase (decrease)	18,815,650	$18,822,367	(5,597,673)	$(5,589,002)

Cash Management
Shares sold	77,666,802	$77,684,088	156,682,722	$156,748,428
Shares issued in reinvestment of distributions	3,277,290	3,277,978	3,701,715	3,703,347
Shares redeemed	(124,791,925)	(124,819,374)	(303,605,480)	(303,742,131)

Net decrease	(43,847,833)	$(43,857,308)	(143,221,043)	$(143,290,356)

Cash Reserve
Shares sold	4,103,703	$4,104,801	3,235,045	$3,236,377
Shares issued in reinvestment of distributions	22,168	22,173	18,425	18,433
Shares redeemed	(3,208,550)	(3,209,323)	(5,543,552)	(5,545,482)

Net increase (decrease)	917,321	$917,651	(2,290,082)	$(2,290,672)

Administration
Shares sold	4,015,362	$4,016,195	111,250,032	$111,304,738
Shares issued in reinvestment of distributions	86,065	86,087	142,809	142,874
Shares redeemed	(11,062,031)	(11,064,535)	(20,105,729)	(20,114,371)

Net increase (decrease)	(6,960,604)	$(6,962,253)	91,287,112	$91,333,241

NOTES TO FINANCIAL STATEMENTS	119

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 04/30/18		Year Ended 10/31/17
	Shares	Amount	Shares	Amount

Select
Shares sold	—	$—	4	$4
Shares issued in reinvestment of distributions	2	2	119	119
Shares redeemed	(13)	(13)	(962,349)	(962,681)

Net decrease	(11)	$(11)	(962,226)	$(962,558)

Private Client
Shares sold	11,086,429	$11,087,651	839	$838
Shares issued in reinvestment of distributions	7,963	7,965	6,733	6,736
Shares redeemed	(10,931,314)	(10,932,800)	(361,720)	(361,867)

Net increase (decrease)	163,078	$162,816	(354,148)	$(354,293)

Total Net Increase (Decrease)	(2,396,480,077)	$(2,397,107,288)	4,693,558,060	$4,695,432,576

MuniCash
Institutional
Shares sold	14,584,425,400	$14,586,050,392	28,740,812,235	$28,746,790,856
Shares issued in reinvestment of distributions	6,318,280	6,318,722	6,965,941	6,967,636
Shares redeemed	(14,214,141,361)	(14,215,838,260)	(26,791,801,534)	(26,797,448,195)

Net increase	376,602,319	$376,530,854	1,955,976,642	$1,956,310,297

Dollar
Shares sold	986,166	$986,275	2,033,258	$2,033,669
Shares issued in reinvestment of distributions	6,105	6,106	5,410	5,412
Shares redeemed	(1,227,244)	(1,227,330)	(2,218,365)	(2,218,710)

Net decrease	(234,973)	$(234,949)	(179,697)	$(179,629)

Total Net Increase	376,367,346	$376,295,905	1,955,796,945	$1,956,130,668

(a)	There were no Premier shares outstanding for the six months ended April 30, 2018 and the year ended October 31, 2017.
(b)	Period November 10, 2017 (commencement of operations) to April 30, 2018 for Capital Shares.
(c)	There were no Cash Management shares outstanding for the six months ended April 30, 2018 and the year ended October 31, 2017.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

120	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

Rodney D. Johnson, Chair of the Board and Trustee

Mark Stalnecker, Chair Elect of the Board and Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective February 22, 2018, Barbara G. Novick resigned, and Robert Fairbairn was appointed, as an Interested Trustee of the Trust

Effective May 08, 2018, John MacKessy replaced Fernanda Piedra as the Anti-Money Laundering Compliance Officer of the Trust.

Investment Adviser and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent

JPMorgan Chase Bank, N.A.

New York, NY 10179

Transfer Agent

BNY Mellon Investment Servicing (US) INC

Wilmington, DE 19809

Custodians

JPMorgan Chase Bank, N.A.

New York, NY 10179

The Bank of New York Mellon

New York, NY 10286

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

TRUSTEE AND OFFICER INFORMATION	121

Additional Information

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7450.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7450; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7450 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

122	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Glossary of Terms Used in this Report

Currency

USD	United States Dollar

Portfolio Abbreviations

AMT	Alternative Minimum Tax
BAN	Bond Anticipation Notes
COP	Certificates of Participation
GO	General Obligations Bonds
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
LOC	Letter of Credit
RAN	Revenue Anticipation Note
RB	Revenue Bonds
SBPA	Stand-by-Bond Purchase Agreement
TAN	Tax Anticipation Notes
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Notes
VRDP	Variable Rate Demand Preferred

GLOSSARY OF TERMS USED IN THIS REPORT	123

Notice to Shareholders

The following applies to TempCash, TempFund and MuniCash: This report is intended for existing current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. You could lose money by investing in a Fund. Because the share price of the Funds will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Funds may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds at any time.

The following applies to Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund: This report is intended for existing current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. You could lose money by investing in a Fund. Although the Funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds at any time.

The following applies to California Money Fund, MuniFund and New York Money Fund: This report is intended for existing current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. You could lose money by investing in a Fund. Although the Funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. The Funds may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds at any time.

Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 441-7450. Each Fund’s current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

BRLF-4/18-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

2

(a)(4) – Not Applicable

(b) –     Certifications – Attached hereto

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date: July 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date: July 5, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Liquidity Funds

Date: July 5, 2018

4